UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Fidelity®

Asset ManagerSM

Semiannual Report

March 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's Fixed-Income Central Funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Actual	$ 1,000.00	$ 1,032.10	$ 3.70
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.29	$ 3.68

*Expenses are equal to the Fund's annualized expense ratio of .73%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Stocks as of March 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	2.6	1.8
Home Depot, Inc.	2.4	2.5
American International Group, Inc.	2.2	2.9
Microsoft Corp.	2.2	2.7
Pfizer, Inc.	2.0	2.1
	11.4
Top Five Bond Issuers as of March 31, 2005
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	7.7	9.4
U.S. Treasury Obligations	2.4	3.1
Freddie Mac	2.4	1.2
Government National Mortgage Association	0.8	0.5
United Mexican States	0.4	0.3
	13.7
Top Five Market Sectors as of March 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.8	17.4
Health Care	8.7	8.4
Information Technology	8.6	7.5
Consumer Discretionary	8.0	8.0
Industrials	5.2	4.6
Asset Allocation (% of fund's net assets)
As of March 31, 2005*		As of September 30, 2004**
	Stock class 54.7%		Stock class 53.4%
	Bond class 30.1%		Bond class 32.0%
	Short-term class 15.2%		Short-term class 14.6%
* Foreign investments	8.7%	** Foreign investments	7.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Semiannual Report

Investments March 31, 2005

Showing Percentage of Net Assets

Common Stocks - 49.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	79,000	$ 1,798
Bridgestone Corp.	111,000	2,040
Michelin SA (Compagnie Generale des Etablissements) Series B	75,500	4,962
NOK Corp.	39,900	951
Stanley Electric Co. Ltd.	103,100	1,562
Sumitomo Rubber Industries Ltd.	152,000	1,464
		12,777
Automobiles - 0.2%
Honda Motor Co. Ltd.	27,100	1,357
Hyundai Motor Co.	44,730	2,418
Kia Motors Corp.	94,540	1,301
Renault SA	53,900	4,814
Toyota Motor Corp.	158,100	5,880
		15,770
Hotels, Restaurants & Leisure - 0.2%
China Travel International Investment HK Ltd.	2,126,000	654
H.I.S. Co. Ltd.	56,200	1,287
McDonald's Corp.	686,300	21,371
William Hill PLC	195,200	2,033
		25,345
Household Durables - 0.2%
Barratt Developments PLC	109,700	1,367
Casio Computer Co. Ltd.	66,000	871
Chitaly Holdings Ltd.	486,000	442
George Wimpey PLC	292,200	2,430
HTL International Holdings Ltd.	1,371,000	972
Koninklijke Philips Electronics NV (NY Shares) (d)	199,800	5,498
LG Electronics, Inc.	13,220	885
Merry Electronics Co. Ltd.	427,577	1,048
Sony Corp.	53,600	2,145
Sumitomo Forestry Co. Ltd.	140,000	1,381
Techtronic Industries Co. Ltd.	1,102,500	2,438
Tsann Kuen Enterprise Co. Ltd.	814,000	1,101
Wilson Bowden PLC	77,000	1,692
		22,270
Leisure Equipment & Products - 0.1%
Aruze Corp.	30,000	818
Asia Optical Co., Inc.	91,000	583
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Core Logic, Inc.	17,900	$ 581
Fuji Photo Film Co. Ltd.	20,100	735
Li Ning Co. Ltd.	1,074,000	506
Mars Engineering Corp.	24,500	791
Sankyo Co. Ltd. (Gunma)	13,600	658
Sega Sammy Holdings, Inc. (a)	28,000	1,703
		6,375
Media - 2.3%
Beijing Media Corp. Ltd. (H Shares)	126,000	323
Clear Channel Communications, Inc.	5,653,191	194,865
Cyber Agent Ltd.	130	456
ITV PLC	1,579,758	3,806
Lagardere S.C.A. (Reg.)	46,400	3,513
Macquarie Communications Infrastructure Group unit	295,300	1,288
Maiden Group PLC	118,700	538
Modern Times Group AB (MTG) (B Shares) (a)	40,650	1,230
News Corp.:
Class A	1,942,100	32,860
Class B unit	219	4
Television Broadcasts Ltd.	170,000	857
Univision Communications, Inc. Class A (a)	26,900	745
Yedang Entertainment Co. Ltd. (a)	95,080	934
		241,419
Multiline Retail - 0.0%
Don Quijote Co. Ltd.	17,200	1,009
Next PLC	78,100	2,350
Ryohin Keikaku Co. Ltd.	18,800	929
		4,288
Specialty Retail - 2.6%
Esprit Holdings Ltd.	477,000	3,257
Hikari Tsushin, Inc.	26,300	1,778
Home Depot, Inc.	6,470,300	247,424
Nishimatsuya Chain Co. Ltd.	22,800	649
Pertama Holdings Ltd.	2,253,000	375
Ross Stores, Inc.	110,500	3,220
TJX Companies, Inc.	419,400	10,330
USS Co. Ltd.	16,170	1,252
		268,285
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	11,800	$ 1,873
Billabong International Ltd.	117,000	1,202
Bulgari Spa	120,500	1,432
Compagnie Financiere Richemont unit	85,203	2,674
I.T Ltd.	918,000	253
Ted Baker PLC	339,600	3,263
		10,697
TOTAL CONSUMER DISCRETIONARY		607,226
CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Asahi Breweries Ltd.	70,600	915
C&C Group PLC	423,000	1,711
Fosters Group Ltd.	59,400	235
PepsiCo, Inc.	464,370	24,626
Pernod-Ricard	18,500	2,583
Takara Holdings, Inc.	163,000	1,142
Yantai Changyu Pioneer Wine Co. (B Shares)	423,500	586
		31,798
Food & Staples Retailing - 2.3%
CVS Corp.	2,596,600	136,633
Safeway, Inc. (a)	2,115,000	39,191
Wal-Mart Stores, Inc.	1,169,100	58,584
Wumart Stores, Inc. (H Shares)	102,000	170
		234,578
Food Products - 0.0%
Binggrea Co. Ltd. (a)	12,590	468
Global Bio-Chem Technology Group Co. Ltd.	2,072,000	1,302
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	85,000	3
People's Food Holdings Ltd.	2,227,000	1,632
Petra Foods Ltd.	1,265,000	736
Pulmuone Co. Ltd.	4,780	178
		4,319
Household Products - 0.1%
Colgate-Palmolive Co.	228,300	11,910
Procter & Gamble Co.	45,700	2,422
		14,332
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Alberto-Culver Co.	1,122,600	$ 53,728
Hengan International Group Co. Ltd.	162,000	96
		53,824
Tobacco - 0.8%
Altria Group, Inc.	1,221,000	79,841
TOTAL CONSUMER STAPLES		418,692
ENERGY - 2.4%
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc.	940,400	46,926
ENSCO International, Inc.	562,400	21,180
Expro International Group PLC	129,500	1,061
GlobalSantaFe Corp.	951,001	35,225
Ocean RIG ASA (a)	423,000	2,536
Petroleum Geo-Services ASA (a)	42,750	2,816
Transocean, Inc. (a)	654,700	33,691
		143,435
Oil & Gas - 1.0%
BG Group PLC	365,000	2,837
BP PLC sponsored ADR	75,100	4,686
China Petroleum & Chemical Corp. (H Shares)	2,240,000	913
ConocoPhillips	450,400	48,571
Cosmo Oil Co. Ltd.	129,000	417
ENI Spa	288,300	7,505
ENI Spa sponsored ADR	17,400	2,265
Exxon Mobil Corp.	199,800	11,908
GS Holdings Corp. (a)	17,684	437
Nippon Mining Holdings, Inc.	203,500	1,118
PetroChina Co. Ltd. (H Shares)	1,484,000	938
Royal Dutch Petroleum Co. (Hague Registry)	78,400	4,707
Shell Transport & Trading Co. PLC ADR	41,700	2,267
Statoil ASA	285,900	4,872
Total SA sponsored ADR	141,300	16,565
		110,006
TOTAL ENERGY		253,441
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 11.7%
Capital Markets - 1.8%
Banca Fideuram Spa	308,200	$ 1,576
Credit Suisse Group (Reg.)	99,284	4,249
DAB Bank AG	252,900	1,892
Goldman Sachs Group, Inc.	429,400	47,230
JAFCO Co. Ltd.	15,700	985
Lehman Brothers Holdings, Inc.	175,400	16,516
Macquarie Bank Ltd.	39,900	1,480
Merrill Lynch & Co., Inc.	917,600	51,936
Mitsubishi Securities Co. Ltd. (d)	36,000	335
Monex Beans Holdings, Inc. (a)	458	611
Morgan Stanley	927,600	53,105
Nikko Cordial Corp.	108,000	540
Northern Trust Corp.	116,737	5,071
UBS AG (NY Shares)	29,300	2,473
		187,999
Commercial Banks - 2.0%
Banca Intesa Spa	736,188	3,741
Banco Bilbao Vizcaya Argentaria SA	238,600	3,882
Banco Santander Central Hispano SA	157,600	1,916
Bank of America Corp.	1,606,020	70,825
BNP Paribas SA	62,400	4,420
Chinatrust Financial Holding Co.	744,900	841
Hokuhoku Financial Group, Inc.	229,000	694
Jeonbuk Bank	2,753	12
Kookmin Bank	37,230	1,659
Mitsui Trust Holdings, Inc.	177,000	1,760
Mizuho Financial Group, Inc.	309	1,461
Nishi-Nippon City Bank Ltd.	158,000	676
North Fork Bancorp, Inc., New York	278,199	7,717
Shinhan Financial Group Co. Ltd.	49,800	1,331
Standard Chartered PLC	269,500	4,848
Sumitomo Mitsui Financial Group, Inc. (d)	381	2,580
Synovus Financial Corp.	387,200	10,787
Tokyo Tomin Bank Ltd.	8,100	217
Wachovia Corp.	943,535	48,035
Wells Fargo & Co.	781,400	46,728
Woori Finance Holdings Co. Ltd.	44,950	442
		214,572
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 0.2%
Credit Saison Co. Ltd.	19,500	$ 702
MBNA Corp.	592,300	14,541
Nippon Shinpan Co. Ltd. (a)	331,000	1,513
Nissin Co. Ltd.	592,320	1,381
ORIX Corp.	16,700	2,129
SFCG Co. Ltd.	6,740	1,641
		21,907
Diversified Financial Services - 1.1%
Citigroup, Inc.	1,832,966	82,373
Deutsche Boerse AG	25,546	1,921
Fortis	61,700	1,758
Gemina Spa	975,400	1,492
ING Groep NV (Certificaten Van Aandelen)	135,100	4,084
J.P. Morgan Chase & Co.	586,030	20,277
OMX AB (a)	153,600	1,814
		113,719
Insurance - 4.5%
ACE Ltd.	561,900	23,190
Aegon NV	103,600	1,398
AFLAC, Inc.	114,000	4,248
Allianz AG (Reg.)	63,200	8,039
AMBAC Financial Group, Inc.	360,100	26,917
American International Group, Inc.	4,191,069	232,227
Amlin PLC	1,357,100	4,411
AMP Ltd.	139,800	764
AXA SA	84,300	2,249
Baloise Holdings AG (Reg.)	31,017	1,491
Chaucer Holdings PLC	2,793,400	2,798
Hartford Financial Services Group, Inc.	1,058,080	72,542
MBIA, Inc.	403,300	21,085
MetLife, Inc.	712,300	27,851
Millea Holdings, Inc.	131	1,906
PartnerRe Ltd.	130,700	8,443
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	489,500	775
Promina Group Ltd.	243,838	930
Prudential Financial, Inc.	266,100	15,274
Prudential PLC	205,500	1,965
QBE Insurance Group Ltd.	115,374	1,327
Skandia Foersaekrings AB	660,100	3,351
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Swiss Life Holding (a)	17,026	$ 2,559
T&D Holdings, Inc.	25,000	1,271
		467,011
Real Estate - 0.1%
Ascendas (REIT) (a)	335,000	381
CapitaLand Ltd.	1,183,000	1,684
China Overseas Land & Investment Ltd.	1,932,000	429
Fortune Real Estate Investment Trust	501,000	427
Henderson Land Development Co. Ltd.	139,000	618
Shun Tak Holdings Ltd.	1,374,000	1,295
Westfield Group unit	122,900	1,537
Wharf Holdings Ltd.	253,000	800
		7,171
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	2,755,600	150,042
MGIC Investment Corp.	481,800	29,713
New York Community Bancorp, Inc.	579,066	10,516
Washington Mutual, Inc.	475,000	18,763
		209,034
TOTAL FINANCIALS		1,221,413
HEALTH CARE - 8.2%
Biotechnology - 0.0%
Actelion Ltd. (Reg.) (a)	25,274	2,556
CSL Ltd.	66,260	1,749
		4,305
Health Care Equipment & Supplies - 0.2%
Axis Shield PLC (a)	311,700	1,487
Baxter International, Inc.	226,500	7,696
Cochlear Ltd.	13,800	350
Coloplast AS Series B	36,600	1,904
Fujirebio, Inc.	41,000	644
Medtronic, Inc.	152,100	7,749
Phonak Holding AG	87,423	3,010
Pihsiang Machinery Manufacturing Co.	96,000	227
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ResMed, Inc. CHESS Depositary Interests (a)	90,300	$ 506
Terumo Corp.	19,200	578
		24,151
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	4,853,880	270,843
DCA Group Ltd. (d)	350,833	910
Henry Schein, Inc. (a)	6,200	222
Service Corp. International (SCI)	370,009	2,768
Sonic Healthcare Ltd.	94,800	882
UnitedHealth Group, Inc.	61,000	5,818
		281,443
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	96,800	3,827
Chugai Pharmaceutical Co. Ltd.	53,900	828
GlaxoSmithKline PLC	146,800	3,371
GlaxoSmithKline PLC sponsored ADR	63,600	2,921
Johnson & Johnson	1,487,300	99,887
Novartis AG (Reg.)	138,254	6,468
Novo Nordisk AS Series B	79,900	4,448
Pfizer, Inc.	7,864,400	206,598
Sanofi-Aventis sponsored ADR	63,100	2,672
Schering-Plough Corp.	1,366,407	24,800
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	454
Wyeth	4,497,800	189,717
Yamanouchi Pharmaceutical Co. Ltd. (d)	52,900	1,791
		547,782
TOTAL HEALTH CARE		857,681
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.5%
BAE Systems PLC	480,200	2,355
Lockheed Martin Corp.	308,900	18,861
Northrop Grumman Corp.	229,000	12,361
United Technologies Corp.	220,500	22,416
		55,993
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.1%
Ryder System, Inc.	62,900	$ 2,623
Yamato Transport Co. Ltd.	132,000	1,888
		4,511
Building Products - 0.0%
Daikin Industries Ltd.	23,200	584
Commercial Services & Supplies - 0.3%
ABC Learning Centres Ltd.	242,600	1,044
Accord Customer Care Solutions Ltd. (a)	2,842,000	473
Aramark Corp. Class B	246,000	6,465
ChoicePoint, Inc. (a)	356,156	14,285
Citiraya Industries Ltd.	716,000	468
Downer EDI Ltd.	384,900	1,549
Fullcast Co. Ltd.	287	664
INSUN ENT Co. Ltd.	22,600	432
Raffles Education Corp. Ltd.	525,000	211
Riso Kyoiku Co. Ltd. (d)	1,203	146
Riso Kyoiku Co. Ltd. New (a)(d)	4,812	583
S1 Corp.	12,770	512
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,876	1,352
		28,184
Construction & Engineering - 0.1%
Bilfinger & Berger Bau AG	64,300	3,198
Chiyoda Corp. (a)	76,000	792
Commuture Corp.	58,000	492
Paul Y-ITC Construction Holdings Ltd.	6,594,000	2,114
United Group Ltd.	204,060	1,163
		7,759
Electrical Equipment - 0.1%
ABB Ltd. (Reg.) (a)	681,151	4,230
BYD Co. Ltd. (H Shares)	124,500	366
Kumho Electric Co. Ltd.	20,597	870
Seoul Semiconductor Co. Ltd.	29,966	722
Sumitomo Electric Industries Ltd.	66,000	702
		6,890
Industrial Conglomerates - 2.6%
General Electric Co.	5,141,460	185,401
Hutchison Whampoa Ltd.	132,000	1,121
Hutchison Whampoa Ltd. ADR	17,700	749
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Keppel Corp. Ltd.	203,000	$ 1,340
LG Corp.	31,005	744
Tyco International Ltd.	2,383,700	80,569
		269,924
Machinery - 0.5%
Bradken Ltd.	398,996	770
Hyflux Ltd.	253,000	444
Hyundai Heavy Industries Co. Ltd.	16,670	834
Hyundai Mipo Dockyard Co. Ltd. (a)	17,450	978
Ingersoll-Rand Co. Ltd. Class A	478,100	38,081
Koyo Seiko Co. Ltd.	57,000	771
MAN AG	61,800	2,764
Metso Corp.	171,200	3,067
Nittoku Engineering Co. Ltd.	54,000	554
SFA Engineering Corp.	79,800	1,835
Taewoong Co. Ltd. (a)	26,300	201
TSM Tech Co. Ltd.	70,400	655
Vallourec SA	5,200	1,099
Weichai Power Co. Ltd. (H Shares)	100,000	341
		52,394
Marine - 0.0%
Alexander & Baldwin, Inc.	74,700	3,078
Hanjin Shipping Co. Ltd.	17,770	515
		3,593
Road & Rail - 0.1%
ComfortDelgro Corp. Ltd.	840,000	850
CSX Corp.	169,800	7,072
East Japan Railway Co.	410	2,202
Hamakyorex Co. Ltd.	27,700	1,059
Keio Electric Railway Co. Ltd. (d)	144,000	854
		12,037
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	76,000	985
Mitsui & Co. Ltd.	119,000	1,098
		2,083
Transportation Infrastructure - 0.0%
ConnectEast Group	1,922,690	995
Kamigumi Co. Ltd.	87,000	727
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - continued
Macquarie Airports unit	373,156	$ 942
Macquarie Infrastructure Group unit	467,820	1,301
		3,965
TOTAL INDUSTRIALS		447,917
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	5,776,414	103,340
Comverse Technology, Inc. (a)	507,600	12,802
Motorola, Inc.	2,570,400	38,479
Nokia Corp. sponsored ADR	154,400	2,382
QUALCOMM, Inc.	228,500	8,375
Tandberg ASA	256,500	2,681
TANDBERG Television ASA (a)	950,400	11,923
		179,982
Computers & Peripherals - 1.1%
Acer, Inc.	372,000	584
Dell, Inc. (a)	1,832,000	70,385
Diebold, Inc.	159,400	8,743
Fujitsu Ltd.	193,000	1,159
Hanny Holdings Ltd.	414,000	196
Hewlett-Packard Co.	1,444,400	31,690
High Tech Computer Corp.	91,000	659
NEC Corp.	110,000	665
		114,081
Electronic Equipment & Instruments - 0.4%
Ace Digitech Co. Ltd. (a)	53,486	631
Flextronics International Ltd. (a)	654,400	7,879
Geomatec Co. Ltd.	13,400	248
Hon Hai Precision Industries Co. Ltd.	122,799	546
Hoya Corp.	18,900	2,080
Jabil Circuit, Inc. (a)	334,300	9,534
Jahwa Electronics Co. Ltd.	52,130	510
Kingboard Chemical Holdings Ltd.	362,500	1,083
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	23,000	19
Nidec Corp.	6,900	859
Nippon Chemi-con Corp.	190,000	1,037
Nippon Electric Glass Co. Ltd.	239,000	3,444
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Optimax Technology Corp.	204,000	$ 574
Phoenix PDE Co. Ltd.	11,800	819
Solectron Corp. (a)	2,434,500	8,448
Yageo Corp. (a)	1,903,000	683
		38,394
Internet Software & Services - 0.0%
Easynet Group PLC (a)	551,100	854
Edubox, Inc. (a)	546,000	365
Softbank Corp.	30,100	1,241
Telewave, Inc. (d)	45	146
Telewave, Inc. New (a)(d)	135	413
Tencent Holdings Ltd.	653,000	473
		3,492
IT Services - 0.3%
Affiliated Computer Services, Inc. Class A (a)	291,600	15,525
Computershare Ltd.	224,500	973
First Data Corp.	450,200	17,697
Net One Systems Co. Ltd.	106	272
TIS, Inc.	16,100	629
		35,096
Office Electronics - 0.1%
Canon, Inc.	24,300	1,302
Konica Minolta Holdings, Inc.	98,000	991
Ricoh Co. Ltd.	107,000	1,836
		4,129
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	85,000	3,072
Applied Materials, Inc.	1,784,300	28,995
ASM Pacific Technology Ltd.	117,000	504
Freescale Semiconductor, Inc. Class B (a)	232,854	4,017
Infineon Technologies AG sponsored ADR (a)	208,600	1,992
Intel Corp.	3,682,200	85,538
KLA-Tencor Corp.	228,100	10,495
Lam Research Corp. (a)	302,400	8,727
Linear Technology Corp.	77,050	2,952
Novellus Systems, Inc. (a)	191,300	5,113
Opto Technology Corp. (a)	1,846,000	327
Solomon Systech Ltd.	2,968,000	932
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,047,271	8,881
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
United Microelectronics Corp.	1,143,000	$ 691
United Microelectronics Corp. sponsored ADR	2,164,062	7,293
Xilinx, Inc.	52,800	1,543
		171,072
Software - 3.0%
Autonomy Corp. PLC (a)	183,000	636
BEA Systems, Inc. (a)	1,490,652	11,880
F-Secure Oyj (a)	823,800	1,997
Hitachi Software Engineerng Co. Ltd.	30,000	564
Intelligent Wave, Inc.	404	931
Microsoft Corp.	9,581,665	231,589
NCsoft Corp. (a)	8,880	681
Oracle Corp. Japan	10,400	481
Springsoft, Inc.	409,000	892
Symantec Corp. (a)	1,361,500	29,041
VERITAS Software Corp. (a)	1,298,766	30,157
		308,849
TOTAL INFORMATION TECHNOLOGY		855,095
MATERIALS - 0.7%
Chemicals - 0.4%
Akzo Nobel NV sponsored ADR	47,200	2,170
BASF AG	67,500	4,762
Bayer AG	199,000	6,585
Ise Chemical Corp.	107,000	559
JSR Corp.	44,400	876
Kaneka Corp.	67,000	740
Kemira GrowHow Oyj	411,100	3,863
Linde AG	62,100	4,266
Nitto Denko Corp.	40,100	2,102
Praxair, Inc.	278,900	13,348
Syngenta AG (Switzerland)	27,897	2,912
Teijin Ltd.	305,000	1,303
		43,486
Construction Materials - 0.0%
Sumitomo Osaka Cement Co. Ltd.	155,000	406
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Amcor Ltd.	83,800	$ 463
Fuji Seal International, Inc.	26,880	938
		1,401
Metals & Mining - 0.2%
Alcan, Inc.	225,900	8,592
BHP Billiton Ltd.	311,700	4,361
Eramet SA (a)	8,400	849
Newcrest Mining Ltd.	118,900	1,599
Rautaruukki Oyj (K Shares) (d)	125,600	1,690
		17,091
Paper & Forest Products - 0.1%
International Paper Co.	78,200	2,877
PaperlinX Ltd.	265,200	840
Yuen Foong Yu Paper Manufacturing Co.	791,000	373
		4,090
TOTAL MATERIALS		66,474
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.4%
BellSouth Corp.	1,561,700	41,057
BT Group PLC	987,500	3,845
Completel Europe NV (a)	49,565	2,249
Fastweb (a)(d)	175,100	8,577
Lightron Fiber-Optic Devices, Inc.	46,100	434
MCI, Inc.	570,400	14,214
Qwest Communications International, Inc. (a)	7,679,100	28,413
SBC Communications, Inc.	8,645,600	204,814
Telefonica SA sponsored ADR	28,600	1,486
Verizon Communications, Inc.	1,296,500	46,026
		351,115
Wireless Telecommunication Services - 0.3%
Far EasTone Telecommunications Co. Ltd.	1,118,150	1,416
Millicom International Cellular SA unit (a)(d)	186,400	3,769
Nextel Communications, Inc. Class A (a)	584,200	16,603
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC	3,197,500	$ 8,493
Vodafone Group PLC sponsored ADR	105,400	2,799
		33,080
TOTAL TELECOMMUNICATION SERVICES		384,195
UTILITIES - 0.5%
Electric Utilities - 0.5%
E.ON AG	51,700	4,459
Entergy Corp.	194,700	13,758
FirstEnergy Corp.	335,700	14,083
PG&E Corp.	611,200	20,842
		53,142
Gas Utilities - 0.0%
Hong Kong & China Gas Co. Ltd.	426,000	838
TOTAL UTILITIES		53,980
TOTAL COMMON STOCKS (Cost $4,863,582)		5,166,114
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche AG (non-vtg.)	7,130	5,176
Household Durables - 0.0%
LG Electronics, Inc.	11,440	435
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,053)		5,611
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 2,490	$ 2,204
TOTAL CONVERTIBLE BONDS (Cost $2,046)		2,204
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 2.31% to 2.81% 4/14/05 to 6/23/05 (e) (Cost $30,668)	30,800	30,671
Fixed-Income Funds - 30.5%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	1,483,410	148,845
Fidelity High Income Central Investment Portfolio 1 (b)	5,570,762	539,863
Fidelity Tactical Income Central Investment Portfolio (b)	25,355,003	2,497,721
TOTAL FIXED-INCOME FUNDS (Cost $3,157,274)		3,186,429
Money Market Funds - 19.9%

Fidelity Cash Central Fund, 2.73% (b)	1,640,577,141	1,640,577
Fidelity Money Market Central Fund, 2.82% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	17,084,639	17,085
TOTAL MONEY MARKET FUNDS (Cost $2,082,675)		2,082,675
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $10,141,298)		10,473,704
NET OTHER ASSETS - (0.3)%		(30,400)
NET ASSETS - 100%		$ 10,443,304
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,852 S&P 500 Index Contracts	June 2005	$ 548,146	$ (12,649)

The face value of futures purchased as a percentage of net assets - 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,671,000.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
US Government and US Government Agency Obligations	13.3%
AAA, AA, A	6.3%
BBB	3.5%
BB	2.5%
B	2.8%
CCC, CC, C	0.9%
Not Rated	0.7%
Equities	54.8%
Short-Term and Net Other Assets	15.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $20,324,000 all of which will expire on September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2005

Assets
Investment in securities, at value (including securities loaned of $16,417) (cost $10,141,298) - See accompanying schedule		$ 10,473,704
Foreign currency held at value (cost $390)		404
Receivable for investments sold		18,361
Receivable for fund shares sold		4,733
Dividends receivable		6,024
Interest receivable		18,508
Prepaid expenses		38
Other affiliated receivables		72
Other receivables		239
Total assets		10,522,083

Liabilities
Payable for investments purchased	$ 26,437
Payable for fund shares redeemed	27,428
Accrued management fee	4,614
Payable for daily variation on futures contracts	695
Other affiliated payables	2,087
Other payables and accrued expenses	433
Collateral on securities loaned, at value	17,085
Total liabilities		78,779

Net Assets		$ 10,443,304
Net Assets consist of:
Paid in capital		$ 9,951,553
Undistributed net investment income		55,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		116,816
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		319,763
Net Assets, for 658,985 shares outstanding		$ 10,443,304
Net Asset Value, offering price and redemption price per share ($10,443,304 ÷ 658,985 shares)		$ 15.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2005

Investment Income
Dividends		$ 46,845
Special Dividends		28,846
Interest		105,469
Security lending		85
Total income		181,245

Expenses
Management fee	$ 28,221
Transfer agent fees	10,193
Accounting and security lending fees	707
Independent trustees' compensation	29
Appreciation in deferred trustee compensation account	8
Custodian fees and expenses	198
Registration fees	34
Audit	99
Legal	17
Miscellaneous	57
Total expenses before reductions	39,563
Expense reductions	(556)	39,007
Net investment income (loss)		142,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	138,800
Foreign currency transactions	277
Futures contracts	33,779
Swap agreements	372
Total net realized gain (loss)		173,228
Change in net unrealized appreciation (depreciation) on: Investment securities	35,669
Assets and liabilities in foreign currencies	(87)
Futures contracts	(7,781)
Swap agreements	(542)
Total change in net unrealized appreciation (depreciation)		27,259
Net gain (loss)		200,487
Net increase (decrease) in net assets resulting from operations		$ 342,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 142,238	$ 237,534
Net realized gain (loss)	173,228	133,333
Change in net unrealized appreciation (depreciation)	27,259	279,447
Net increase (decrease) in net assets resulting from operations	342,725	650,314
Distributions to shareholders from net investment income	(156,645)	(193,241)
Share transactions Proceeds from sales of shares	544,993	1,305,615
Reinvestment of distributions	152,163	187,749
Cost of shares redeemed	(1,343,245)	(1,859,651)
Net increase (decrease) in net assets resulting from share transactions	(646,089)	(366,287)
Total increase (decrease) in net assets	(460,009)	90,786

Net Assets
Beginning of period	10,903,313	10,812,527
End of period (including undistributed net investment income of $55,172 and undistributed net investment income of $69,579, respectively)	$ 10,443,304	$ 10,903,313
Other Information Shares
Sold	34,048	83,085
Issued in reinvestment of distributions	9,577	11,877
Redeemed	(84,347)	(118,489)
Net increase (decrease)	(40,722)	(23,527)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.58	$ 14.95	$ 13.01	$ 14.72	$ 19.11	$ 17.28
Income from Investment Operations
Net investment income (loss)D	.21E	.33	.40	.49G	.59	.61
Net realized and unrealized gain (loss)	.29	.57	1.95	(1.62)G	(3.03)	2.53
Total from investment operations	.50	.90	2.35	(1.13)	(2.44)	3.14
Distributions from net investment income	(.23)	(.27)	(.41)	(.58)	(.61)	(.58)
Distributions from net realized gain	-	-	-	-	(1.34)	(.73)
Total distributions	(.23)	(.27)	(.41)	(.58)	(1.95)	(1.31)
Net asset value, end of period	$ 15.85	$ 15.58	$ 14.95	$ 13.01	$ 14.72	$ 19.11
Total ReturnB,C	3.21%	6.00%	18.26%	(8.17)%	(13.63)%	18.73%
Ratios to Average Net AssetsF
Expenses before expense reductions	.73%A	.74%	.75%	.75%	.73%	.73%
Expenses net of voluntary waivers, if any	.73%A	.74%	.75%	.75%	.73%	.73%
Expenses net of all reductions	.72%A	.73%	.74%	.73%	.71%	.71%
Net investment income (loss)	2.63%A,E	2.12%	2.82%	3.31%G	3.51%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$10,443	$ 10,903	$ 10,813	$ 9,594	$ 11,177	$ 13,570
Portfolio turnover rate	38%A	78%	120%	129%	133%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.10%.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 744,325
Unrealized depreciation	(441,448)
Net unrealized appreciation (depreciation)	$ 302,877
Cost for federal income tax purposes	$ 10,170,827

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, each applicable fund will receive a payment from the counterparty. To the extent it is less, each applicable fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $1,160,676 and $1,820,124, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .52% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation. The Tactical Income Central Investment Portfolio and Floating Rate Central Investment Portfolio seek a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $72,467 for the period.

On November 12, 2004, the fund completed a non-taxable exchange of securities with a value, including accrued interest, of $557,076 (which included $33,416 of unrealized appreciation) for 5,571 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Investment Portfolio 1, an affiliated entity. On December 17, 2004, the fund completed a non-taxable exchange of securities with a value, including accrued interest, of $2,535,500 (which included $50,377 of unrealized appreciation) for 25,355 shares (each then valued at $100.00 per share) of the Fidelity Tactical Income Central Investment Portfolio, an affiliated entity. These are considered non-taxable exchanges for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $454 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $6 and $96, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended September 30, 2004, and the financial highlights for the six months ended March 31, 2005 and each of the five years in the period ended September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of March 31, 2005, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended September 30, 2004, and its financial highlights for the six months ended March 31, 2005 and each of the five years in the period ended September 30, 2004 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2005

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central funds as of March 31, 2005, which are investments of Fidelity Asset Manager.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 93.8%
	Principal Amount	Value
Automotive - 6.4%
Accuride Corp. term loan 5.2869% 1/31/12 (a)	$ 2,940,000	$ 2,954,700
AM General LLC Tranche B1, term loan 7.1472% 11/1/11 (a)	3,950,000	4,048,750
Goodyear Tire & Rubber Co. Tranche B, term loan 9.25% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,360,100
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,802,080
		21,814,302
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 4.5% 3/28/10 (a)	2,000,000	2,025,000
Tranche F, term loan 4.25% 3/28/10 (a)	985,000	998,544
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,919,500
		6,943,044
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 5.125% 12/23/11 (a)	1,216,950	1,235,204
Cable TV - 7.3%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,646,179
Mediacom LLC Tranche B, term loan 4.9946% 3/31/13 (a)	2,992,500	3,048,609
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (a)	3,940,000	3,979,400
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
WideOpenWest Illinois, Inc. Tranche B, term loan 9.25% 6/22/11 (a)	2,600,000	2,626,000
		24,847,438
Floating Rate Loans (b) - continued
	Principal Amount	Value
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 4.9903% 1/27/12 (a)	$ 1,980,000	$ 2,014,650
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,030,000
Hexcel Corp. Tranche B, term loan 4.625% 3/1/12 (a)	450,000	456,188
		5,500,838
Chemicals - 2.4%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	563,995
5.625% 4/6/11 (a)	2,342,430	2,377,567
Mosaic Co. Tranche B, term loan 4.8894% 2/21/12 (a)	1,900,000	1,926,125
PQ Corp. term loan 4.75% 2/11/12 (a)	3,300,000	3,357,750
		8,225,437
Consumer Products - 2.6%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	405,500
Central Garden & Pet Co. Tranche B, term loan 4.566% 5/14/09 (a)	398,991	402,981
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (a)	548,625	554,111
Fender Musical Instrument Corp. Tranche B, term loan 7% 5/16/12 (a)	810,000	818,100
Hunter Fan Co. term loan 5.35% 3/23/12 (a)	700,000	712,285
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Oreck Corp. term loan 5.85% 2/2/12 (a)	997,500	1,016,203
Rayovac Corp. term loan 4.7513% 2/7/12 (a)	500,000	506,875
Simmons Bedding Co. Tranche C, term loan 5.8275% 12/19/11 (a)	2,000,000	2,030,000
		8,724,180
Diversified Financial Services - 0.9%
Refco Finance Holdings LLC term loan 4.85% 8/5/11 (a)	2,990,741	3,024,387
Diversified Media - 1.2%
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (a)	962,500	968,516
Tranche C, term loan 4.5313% 6/30/10 (a)	2,992,500	3,029,906
		3,998,422
Floating Rate Loans (b) - continued
	Principal Amount	Value
Electric Utilities - 2.6%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	$ 1,706,250	$ 1,731,844
term loan 5.2532% 12/24/11 (a)	2,188,266	2,221,090
Reliant Energy, Inc. term loan 6.0223% 4/30/10 (a)	2,000,000	2,017,500
Texas Genco LLC term loan 5.0187% 12/14/11 (a)	2,992,500	3,033,647
		9,004,081
Energy - 4.7%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,060,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,100,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,055,000
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,019,290
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	914,625
		16,148,915
Environmental - 1.3%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (a)	2,152,703	2,166,157
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (a)	797,297	802,280
Envirocare of Utah, Inc. term loan 7.5% 1/31/10 (a)	1,600,000	1,600,000
		4,568,437
Food/Beverage/Tobacco - 2.7%
Commonwealth Brands, Inc. term loan 6.1875% 8/28/07 (a)	210,219	214,423
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	6,438,958	6,538,762
Herbalife International, Inc. term loan 5.16% 12/21/10 (a)	1,995,000	2,004,975
National Dairy Holdings LP term loan 4.83% 3/15/12 (a)	360,000	362,250
		9,120,410
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 5.1048% 12/17/11 (a)	2,187,019	2,214,356
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	407,000
Isle of Capri Casinos, Inc. term loan 4.5267% 2/3/11 (a)	199,500	202,493
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - continued
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	$ 3,990,000	$ 4,039,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 4.5293% 4/29/12 (a)	800,000	816,000
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	909,000
		8,588,724
Healthcare - 11.8%
Advanced Medical Optics, Inc. term loan 4.8427% 6/25/09 (a)	200,000	203,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3214% 2/7/12 (a)	3,300,000	3,337,125
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,984,987	4,049,744
HCA, Inc. term loan 3.85% 11/9/09 (a)	8,000,000	7,969,996
HealthSouth Corp.:
Credit-Linked Deposit 5.6% 6/14/07 (a)	807,500	815,575
term loan 7% 6/14/07 (a)	2,992,500	3,007,463
Newquest, Inc. Tranche A, term loan 7.75% 3/1/11 (a)	500,000	506,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	7,052,325
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,005,000
Vicar Operating, Inc. Tranche F, term loan 4.625% 9/30/08 (a)	5,039,917	5,090,317
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (a)	4,000,000	4,040,000
		40,076,795
Homebuilding/Real Estate - 6.1%
CB Richard Ellis Services, Inc. term loan 4.8539% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (a)	5,986,546	6,091,310
Lake Las Vegas LLC Tranche 1, term loan 5.4585% 11/1/09 (a)	3,946,622	4,005,822
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (a)	4,000,000	4,040,000
Maguire Properties, Inc. Tranche B, term loan 6.5% 3/15/10 (a)	5,000,000	5,050,000
		20,659,727
Floating Rate Loans (b) - continued
	Principal Amount	Value
Hotels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.1% 10/9/06 (a)	$ 5,409,091	$ 5,422,614
Insurance - 1.5%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Metals/Mining - 3.2%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	500,000	507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	3,738,462	3,794,538
Peabody Energy Corp. term loan 4.2926% 3/21/10 (a)	2,963,943	2,982,468
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.25% 3/18/11 (a)	3,700,000	3,737,000
		11,021,506
Paper - 3.4%
Georgia-Pacific Corp. term loan 4.36% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,995,379
Credit-Linked Deposit 4.44% 5/7/11 (a)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	666,575
Tranche B, term loan 4.7772% 11/1/11 (a)	5,234,327	5,325,928
Tranche C, term loan 4.875% 11/1/11 (a)	1,932,681	1,966,503
		11,567,128
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.85% 11/9/11 (a)	1,981,500	1,983,977
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.6592% 9/9/10 (a)	6,785,182	6,912,405
Liberty Group Operating, Inc. Tranche B, term loan 7.25% 2/28/12 (a)	200,000	203,000
R.H. Donnelley Corp. Tranche B2, term loan 4.7286% 6/30/11 (a)	4,319,795	4,389,991
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (a)	1,651,376	1,672,018
		15,161,391
Railroad - 1.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.5325% 3/30/08 (a)	2,793,000	2,834,895
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,985,314	3,033,825
		5,868,720
Floating Rate Loans (b) - continued
	Principal Amount	Value
Restaurants - 2.9%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	$ 4,809,121	$ 4,869,235
Jack in the Box, Inc. term loan 4.7463% 1/8/11 (a)	3,133,572	3,184,492
Landry's Seafood Restaurants, Inc. term loan 4.5303% 12/28/10 (a)	1,461,338	1,483,258
Ruth's Chris Steak House, Inc. term loan 7.75% 3/11/11 (a)	488,095	492,976
		10,029,961
Services - 7.0%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 3.6875% 4/2/11 (a)	3,731,641	3,768,958
Tranche R, term loan 4.5625% 4/2/11 (a)	4,983,333	5,033,167
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (a)	4,076,852	4,107,428
Rural/Metro Corp.:
Credit-Linked Deposit 5.25% 3/4/11 (a)	520,882	527,393
term loan 5.43% 3/4/11 (a)	2,009,118	2,034,232
United Rentals, Inc.:
term loan 5.1048% 2/14/11 (a)	2,851,179	2,904,639
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	586,796
Worldspan LP/WS Financing Corp. term loan 7.5% 2/11/10 (a)	2,000,000	2,000,000
		23,814,375
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.6013% 1/30/11 (a)	250,000	253,125
Technology - 3.9%
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,086,165
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.51% 3/9/13 (a)	6,200,000	6,215,500
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	3,026,166
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	508,125
		13,439,956
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - 7.4%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	$ 7,100,000	$ 7,197,625
Conversant Holdings, Inc. Tranche B, term loan 6.6206% 3/31/11 (a)	2,000,000	2,005,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,252,806	3,293,467
New Skies Satellites BV term loan 5.2235% 5/2/11 (a)	2,420,609	2,453,892
NTELOS, Inc.:
term loan 7.85% 2/24/12 (a)	200,000	202,750
Tranche B, term loan 5.3548% 8/24/11 (a)	997,500	1,002,488
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,135,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	2,019,938
Triton PCS, Inc. term loan 6.1048% 11/18/09 (a)	1,995,000	2,032,406
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.2433% 2/14/12 (a)	800,000	811,000
		25,153,566
Textiles & Apparel - 0.2%
St. John Knits International, Inc. Tranche B, term loan 5.625% 3/23/12 (a)	500,000	506,250
TOTAL FLOATING RATE LOANS (Cost $318,526,563)		319,731,433
Nonconvertible Bonds - 5.6%

Diversified Financial Services - 2.3%
General Motors Acceptance Corp.:
3.92% 10/20/05 (a)	5,000,000	4,988,575
4.2025% 9/23/08 (a)	3,000,000	2,738,649
		7,727,224
Technology - 1.5%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,062,500
Telecommunications - 1.8%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,195,000
TOTAL NONCONVERTIBLE BONDS (Cost $19,311,680)		18,984,724
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $10,376,000)	$ 10,376,828	$ 10,376,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $348,214,243)		349,092,157
NET OTHER ASSETS - (2.4)%		(8,242,892)
NET ASSETS - 100%		$ 340,849,265
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Semiannual Report

Fidelity High-Income Central Investment Portfolio 1
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.7%
		Principal Amount	Value
Aerospace - 0.8%
L-3 Communications Corp. 5.875% 1/15/15		$ 1,585,000	$ 1,525,563
Orbital Sciences Corp. 9% 7/15/11		2,930,000	3,215,675
Primus International, Inc. 10.5% 4/15/09 (d)		3,735,000	3,921,750
			8,662,988
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		855,000	793,013
7.324% 4/15/11		1,395,000	1,171,800
7.377% 5/23/19		4,450,430	2,937,284
7.379% 5/23/16		4,219,969	2,785,180
7.8% 4/1/08		4,165,000	3,748,500
10.18% 1/2/13		1,640,000	1,115,200
AMR Corp. 10.2% 3/15/20		25,000	16,250
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07		129,374	89,268
7.9% 12/15/09		7,040,000	2,710,400
8.3% 12/15/29		10,280,000	3,315,300
9.5% 11/18/08 (d)		2,905,000	2,469,250
10% 8/15/08		2,255,000	980,925
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,190,000	1,109,212
7.711% 9/18/11		590,000	324,500
7.92% 5/18/12		2,830,000	1,556,500
Northwest Airlines Corp. 10% 2/1/09		3,010,000	1,926,400
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17		1,462,817	1,170,254
7.626% 4/1/10		881,950	723,199
7.67% 1/2/15		2,939,248	2,204,436
7.691% 4/1/17		84,331	67,465
7.95% 9/1/16		69,862	57,287
8.07% 1/2/15		840,619	470,747
			31,742,370
Automotive - 1.4%
Accuride Corp. 8.5% 2/1/15 (d)		3,790,000	3,714,200
Delco Remy International, Inc. 9.375% 4/15/12		4,685,000	3,982,250
Navistar International Corp.:
6.25% 3/1/12 (d)		2,460,000	2,324,700
7.5% 6/15/11		2,440,000	2,458,300
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)		2,405,000	2,338,863
			14,818,313
Nonconvertible Bonds - continued
		Principal Amount	Value
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12		$ 8,060,000	$ 8,785,400
Broadcasting - 0.5%
Gray Television, Inc. 9.25% 12/15/11		2,765,000	2,986,200
Paxson Communications Corp. 0% 1/15/09 (c)		1,975,000	1,836,750
			4,822,950
Building Materials - 2.2%
Anixter International, Inc. 5.95% 3/1/15		2,450,000	2,388,750
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)		2,920,000	2,890,800
7.875% 12/15/12 (d)		2,370,000	2,180,400
Maax Holdings, Inc. 0% 12/15/12 (c)(d)		5,865,000	3,343,050
Nortek, Inc. 8.5% 9/1/14		4,950,000	4,752,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)		3,720,000	2,008,800
Texas Industries, Inc. 10.25% 6/15/11		4,650,000	5,242,875
			22,806,675
Cable TV - 3.3%
Cablevision Systems Corp.:
6.6688% 4/1/09 (d)(e)		2,870,000	3,042,200
8% 4/15/12 (d)		2,440,000	2,488,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		1,325,000	1,437,625
EchoStar DBS Corp.:
5.75% 10/1/08		14,780,000	14,521,350
6.625% 10/1/14 (d)		460,000	442,750
GCI, Inc. 7.25% 2/15/14		5,225,000	5,094,375
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13		960,000	1,022,400
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11		1,945,000	1,884,219
Telenet Group Holding NV 0% 6/15/14 (c)(d)		5,550,000	4,190,250
			34,123,969
Capital Goods - 3.0%
Amsted Industries, Inc. 10.25% 10/15/11 (d)		3,825,000	4,169,250
Dresser, Inc. 9.375% 4/15/11		4,465,000	4,744,063
Invensys PLC 9.875% 3/15/11 (d)		12,270,000	12,270,000
Leucadia National Corp. 7% 8/15/13		4,630,000	4,630,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)		2,735,000	2,536,713
Sensus Metering Systems, Inc. 8.625% 12/15/13		3,120,000	3,057,600
			31,407,626
Nonconvertible Bonds - continued
		Principal Amount	Value
Chemicals - 3.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)		$ 1,769,000	$ 2,016,660
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)		2,740,000	2,822,200
Equistar Chemicals LP 7.55% 2/15/26		3,685,000	3,537,600
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09		2,285,000	2,427,813
10.125% 9/1/08		2,515,000	2,760,213
Huntsman International LLC 7.375% 1/1/15 (d)		2,970,000	2,970,000
Huntsman LLC 9.91% 7/15/11 (d)(e)		5,660,000	6,056,200
Methanex Corp. yankee 7.75% 8/15/05		1,595,000	1,610,950
Millennium America, Inc. 9.25% 6/15/08		5,350,000	5,778,000
NOVA Chemicals Corp.:
6.5% 1/15/12		4,035,000	4,125,788
7.4% 4/1/09		2,370,000	2,476,650
			36,582,074
Consumer Products - 1.0%
Church & Dwight Co., Inc. 6% 12/15/12 (d)		3,910,000	3,812,250
Jostens Holding Corp. 0% 12/1/13 (c)		3,135,000	2,288,550
Jostens IH Corp. 7.625% 10/1/12		530,000	530,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (d)		3,880,000	3,836,350
			10,467,150
Containers - 2.2%
Berry Plastics Corp. 10.75% 7/15/12		3,345,000	3,813,300
BWAY Corp. 10% 10/15/10		3,370,000	3,487,950
Crown Cork & Seal, Inc. 8% 4/15/23		139,000	133,440
Crown European Holdings SA:
9.5% 3/1/11		555,000	610,500
10.875% 3/1/13		4,190,000	4,860,400
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13		2,090,000	2,225,850
Owens-Illinois, Inc.:
7.35% 5/15/08		4,100,000	4,243,500
7.5% 5/15/10		3,400,000	3,485,000
			22,859,940
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12		3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)		1,330,000	977,550
LBI Media, Inc. 10.125% 7/15/12		2,310,000	2,564,100
			7,056,900
Nonconvertible Bonds - continued
		Principal Amount	Value
Electric Utilities - 4.8%
AES Corp.:
7.75% 3/1/14		$ 1,150,000	$ 1,184,500
8.75% 6/15/08		1,235,000	1,290,575
8.875% 2/15/11		2,334,000	2,523,638
9.375% 9/15/10		1,509,000	1,661,786
9.5% 6/1/09		3,426,000	3,734,340
AES Gener SA 7.5% 3/25/14		3,915,000	3,856,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)		1,945,000	1,974,175
CMS Energy Corp.:
6.3% 2/1/12		3,850,000	3,691,188
7.5% 1/15/09		1,160,000	1,190,450
8.9% 7/15/08		2,770,000	2,956,975
9.875% 10/15/07		4,495,000	4,854,600
Mirant Americas Generation LLC:
8.5% 10/1/21 (b)		2,385,000	2,551,950
9.125% 5/1/31 (b)		2,370,000	2,559,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		4,090,000	4,151,350
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10		595,000	624,750
NRG Energy, Inc. 8% 12/15/13 (d)		4,692,000	4,973,520
Sierra Pacific Power Co. 6.25% 4/15/12		1,235,000	1,235,000
Sierra Pacific Resources 8.625% 3/15/14		1,535,000	1,634,775
TECO Energy, Inc.:
7.2% 5/1/11		2,485,000	2,621,675
10.5% 12/1/07		1,150,000	1,293,750
			50,564,872
Energy - 6.1%
Chesapeake Energy Corp.:
7.5% 6/15/14		520,000	548,600
7.75% 1/15/15		2,205,000	2,326,275
9% 8/15/12		525,000	586,031
El Paso Energy Corp.:
6.95% 12/15/07		1,630,000	1,634,075
7.75% 1/15/32		1,650,000	1,557,188
El Paso Production Holding Co. 7.75% 6/1/13		75,000	76,500
Hanover Compressor Co.:
0% 3/31/07		7,660,000	6,664,200
8.625% 12/15/10		2,990,000	3,229,200
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)		5,205,000	5,881,650
Newfield Exploration Co. 6.625% 9/1/14		3,670,000	3,743,400
Nonconvertible Bonds - continued
		Principal Amount	Value
Energy - continued
Parker Drilling Co.:
7.66% 9/1/10 (e)		$ 4,600,000	$ 4,669,000
9.625% 10/1/13		1,225,000	1,347,500
Pride International, Inc. 7.375% 7/15/14		795,000	858,600
Range Resources Corp.:
6.375% 3/15/15 (d)		2,800,000	2,758,000
7.375% 7/15/13		5,235,000	5,444,400
Sonat, Inc.:
6.625% 2/1/08		3,330,000	3,259,238
7.625% 7/15/11		3,820,000	3,743,600
Stone Energy Corp. 6.75% 12/15/14		2,380,000	2,296,700
The Coastal Corp.:
6.375% 2/1/09		4,910,000	4,707,463
6.5% 5/15/06		980,000	983,675
6.5% 6/1/08		470,000	457,663
7.5% 8/15/06		1,610,000	1,638,175
7.75% 6/15/10		5,960,000	5,937,650
			64,348,783
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)		4,800,000	3,408,000
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11		3,085,000	2,784,213
6.375% 4/15/11		1,780,000	1,637,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08		5,755,000	5,582,350
			10,004,163
Food and Drug Retail - 1.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12		1,340,000	1,363,450
8.5% 8/1/14		3,565,000	3,458,050
Rite Aid Corp.:
6.875% 8/15/13		835,000	764,025
8.125% 5/1/10		800,000	816,000
9.25% 6/1/13		2,855,000	2,769,350
9.5% 2/15/11		1,615,000	1,711,900
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)		4,030,000	3,989,700
8.125% 6/15/12		3,440,000	3,345,400
			18,217,875
Nonconvertible Bonds - continued
		Principal Amount	Value
Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. 8% 10/1/11		$ 1,900,000	$ 1,980,750
Dole Food Co., Inc. 7.25% 6/15/10		3,125,000	3,187,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		2,150,000	2,193,000
Smithfield Foods, Inc.:
7% 8/1/11		3,575,000	3,664,375
7.625% 2/15/08		1,605,000	1,657,163
7.75% 5/15/13		75,000	79,500
8% 10/15/09		605,000	647,350
UAP Holding Corp. 0% 7/15/12 (c)		2,700,000	2,146,500
United Agriculture Products, Inc. 9% 12/15/11		2,266,000	2,356,640
			17,912,778
Gaming - 4.3%
Mandalay Resort Group:
6.5% 7/31/09		1,450,000	1,468,125
9.375% 2/15/10		700,000	775,250
10.25% 8/1/07		2,485,000	2,702,438
MGM MIRAGE:
6% 10/1/09		6,360,000	6,280,500
6.75% 9/1/12		245,000	246,225
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (d)		1,390,000	1,369,150
6.375% 7/15/09		6,185,000	6,169,538
7.125% 8/15/14		1,480,000	1,480,000
MTR Gaming Group, Inc. 9.75% 4/1/10		2,600,000	2,860,000
Penn National Gaming, Inc. 6.75% 3/1/15 (d)		2,630,000	2,577,400
Scientific Games Corp. 6.25% 12/15/12 (d)		2,660,000	2,620,100
Seneca Gaming Corp. 7.25% 5/1/12		3,945,000	3,984,450
Station Casinos, Inc.:
6% 4/1/12		570,000	564,300
6.875% 3/1/16		960,000	955,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)		1,250,000	812,500
9% 1/15/12 (d)		1,725,000	1,811,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09		5,835,000	6,272,625
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)		1,610,000	1,537,550
			44,486,601
Healthcare - 6.2%
AmerisourceBergen Corp. 7.25% 11/15/12		1,075,000	1,166,375
Nonconvertible Bonds - continued
		Principal Amount	Value
Healthcare - continued
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)		$ 1,870,000	$ 1,949,475
CDRV Investors, Inc. 0% 1/1/15 (c)(d)		10,575,000	6,239,250
Concentra Operating Corp.:
9.125% 6/1/12		2,775,000	2,941,500
9.5% 8/15/10		2,110,000	2,257,700
DaVita, Inc. 6.625% 3/15/13 (d)		3,390,000	3,356,100
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)		890,000	671,950
Fisher Scientific International, Inc. 8.125% 5/1/12		890,000	948,420
Genesis HealthCare Corp. 8% 10/15/13		3,385,000	3,698,113
HCA, Inc.:
5.5% 12/1/09		6,330,000	6,227,391
6.375% 1/15/15		395,000	392,041
Mayne Group Ltd. 5.875% 12/1/11 (d)		5,075,000	4,935,438
Omega Healthcare Investors, Inc. 7% 4/1/14		5,720,000	5,691,400
PerkinElmer, Inc. 8.875% 1/15/13		7,470,000	8,235,675
Psychiatric Solutions, Inc. 10.625% 6/15/13		2,500,000	2,762,500
Senior Housing Properties Trust 8.625% 1/15/12		4,490,000	4,961,450
Service Corp. International (SCI):
6.75% 4/1/16		965,000	926,400
6.875% 10/1/07		1,570,000	1,589,625
7.7% 4/15/09		1,265,000	1,302,950
Tenet Healthcare Corp.:
6.375% 12/1/11		4,155,000	3,843,375
7.375% 2/1/13		445,000	418,300
			64,515,428
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)		2,830,000	2,773,400
8.125% 6/1/12		5,920,000	6,068,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)		790,000	768,275
6.25% 1/15/15 (d)		1,215,000	1,169,438
8.875% 4/1/12		3,840,000	4,032,000
KB Home 7.75% 2/1/10		6,055,000	6,357,750
Meritage Homes Corp. 6.25% 3/15/15 (d)		3,655,000	3,426,563
Standard Pacific Corp.:
5.125% 4/1/09		2,640,000	2,534,400
6.5% 10/1/08		390,000	393,900
6.875% 5/15/11		1,925,000	1,968,313
Nonconvertible Bonds - continued
		Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
9.25% 4/15/12		$ 845,000	$ 946,400
Technical Olympic USA, Inc.:
7.5% 3/15/11		765,000	734,400
7.5% 1/15/15		2,145,000	1,973,400
9% 7/1/10		125,000	130,625
10.375% 7/1/12		100,000	108,000
WCI Communities, Inc.:
6.625% 3/15/15 (d)		2,860,000	2,659,800
7.875% 10/1/13		4,665,000	4,734,975
			40,779,639
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)		3,630,000	3,865,950
Host Marriott LP:
6.375% 3/15/15 (d)		2,900,000	2,784,000
7.125% 11/1/13		1,830,000	1,825,425
ITT Corp. 7.375% 11/15/15		1,270,000	1,377,950
La Quinta Properties, Inc. 7% 8/15/12		4,380,000	4,412,850
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		955,000	1,045,725
			15,311,900
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13		3,495,000	3,993,038
Leisure - 0.9%
Speedway Motorsports, Inc. 6.75% 6/1/13		985,000	994,850
Town Sports International Holdings, Inc. 0% 2/1/14 (c)		2,690,000	1,600,550
Town Sports International, Inc. 9.625% 4/15/11		1,370,000	1,424,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		1,505,000	1,715,700
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)		3,170,000	3,280,950
			9,016,850
Metals/Mining - 2.2%
Century Aluminum Co. 7.5% 8/15/14		1,635,000	1,684,050
Compass Minerals International, Inc.:
0% 12/15/12 (c)		1,060,000	911,600
0% 6/1/13 (c)		9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14		970,000	956,663
Peabody Energy Corp. 6.875% 3/15/13		2,035,000	2,096,050
Nonconvertible Bonds - continued
		Principal Amount	Value
Metals/Mining - continued
Vedanta Resources PLC 6.625% 2/22/10 (d)		$ 4,225,000	$ 4,045,438
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12		5,365,000	5,311,350
			22,666,276
Paper - 0.5%
Abitibi-Consolidated, Inc. 8.375% 4/1/15		970,000	959,088
Georgia-Pacific Corp.:
8% 1/15/14		3,610,000	3,934,900
8.125% 5/15/11		50,000	55,250
8.875% 2/1/10		225,000	252,000
			5,201,238
Publishing/Printing - 1.1%
Houghton Mifflin Co. 9.875% 2/1/13		3,880,000	3,996,400
The Reader's Digest Association, Inc. 6.5% 3/1/11		7,210,000	7,191,975
			11,188,375
Railroad - 1.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09		4,075,000	4,156,500
9.5% 10/1/08		220,000	239,250
TFM SA de CV yankee:
10.25% 6/15/07		1,310,000	1,375,500
11.75% 6/15/09		8,030,000	8,030,000
			13,801,250
Restaurants - 0.7%
Friendly Ice Cream Corp. 8.375% 6/15/12		3,790,000	3,600,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)		3,450,000	3,385,313
			6,985,813
Services - 1.0%
Iron Mountain, Inc.:
7.75% 1/15/15		400,000	396,000
8.625% 4/1/13		3,765,000	3,840,300
Rural/Metro Corp.:
0% 3/15/16 (c)(d)		3,610,000	1,805,000
9.875% 3/15/15 (d)		820,000	820,000
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)		3,900,000	3,783,000
			10,644,300
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13		9,940,000	11,008,550
OMI Corp. 7.625% 12/1/13		7,645,000	7,797,900
Nonconvertible Bonds - continued
		Principal Amount	Value
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13		$ 17,800,000	$ 17,621,978
Teekay Shipping Corp. 8.875% 7/15/11		10,780,000	11,992,750
			48,421,178
Steels - 1.6%
Allegheny Technologies, Inc. 8.375% 12/15/11		3,475,000	3,683,500
CSN Islands VII Corp. 10.75% 9/12/08 (d)		3,090,000	3,399,000
CSN Islands VIII Corp. 9.75% 12/16/13 (d)		385,000	398,475
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		6,015,000	6,736,800
Ryerson Tull, Inc. 8.25% 12/15/11		2,955,000	2,829,413
			17,047,188
Super Retail - 3.2%
Asbury Automotive Group, Inc.:
8% 3/15/14		1,570,000	1,515,050
9% 6/15/12		5,420,000	5,528,400
Buhrmann US, Inc. 7.875% 3/1/15 (d)		2,395,000	2,395,000
JCPenney Co., Inc.:
7.375% 8/15/08		1,780,000	1,804,475
7.6% 4/1/07		990,000	1,009,800
NBC Acquisition Corp. 0% 3/15/13 (c)		6,590,000	4,711,850
Nebraska Book Co., Inc. 8.625% 3/15/12		4,490,000	4,344,075
Saks, Inc.:
7.5% 12/1/10		3,605,000	3,496,850
9.875% 10/1/11		3,235,000	3,493,800
Sonic Automotive, Inc. 8.625% 8/15/13		5,550,000	5,494,500
			33,793,800
Technology - 5.8%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)		3,155,000	3,076,125
Celestica, Inc. 7.875% 7/1/11		9,430,000	9,524,300
Flextronics International Ltd.:
6.25% 11/15/14		4,730,000	4,517,150
6.5% 5/15/13		325,000	320,125
Freescale Semiconductor, Inc.:
6.875% 7/15/11		3,485,000	3,572,125
7.125% 7/15/14		395,000	408,825
Lucent Technologies, Inc.:
6.45% 3/15/29		2,075,000	1,789,688
6.5% 1/15/28		1,050,000	903,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (d)(e)		2,810,000	2,838,100
Nonconvertible Bonds - continued
		Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (d)		$ 540,000	$ 550,800
Micron Technology, Inc. 6.5% 9/30/05 (f)		11,761,905	11,703,095
Sanmina-SCI Corp.:
6.75% 3/1/13 (d)		2,910,000	2,713,575
10.375% 1/15/10		1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27		5,545,000	5,600,450
Xerox Corp.:
6.875% 8/15/11		4,610,000	4,667,625
7.125% 6/15/10		5,235,000	5,405,138
9.75% 1/15/09		920,000	1,037,300
			60,791,921
Telecommunications - 10.2%
American Tower Corp. 7.125% 10/15/12		4,260,000	4,238,700
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)		2,070,000	2,111,400
Empresa Brasileira de Telecomm SA 11% 12/15/08		3,220,000	3,558,100
Intelsat Ltd.:
5.25% 11/1/08		975,000	894,563
6.5% 11/1/13		5,005,000	4,016,513
7.625% 4/15/12		2,185,000	1,906,413
7.7938% 1/15/12 (d)(e)		4,830,000	4,854,150
MCI, Inc. 8.735% 5/1/14 (e)		5,170,000	5,687,000
Millicom International Cellular SA 10% 12/1/13 (d)		8,805,000	8,871,038
Mobile Telesystems Finance SA 8% 1/28/12 (d)		3,980,000	3,951,535
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)		1,755,000	1,776,938
Nextel Communications, Inc.:
5.95% 3/15/14		2,880,000	2,891,606
6.875% 10/31/13		4,970,000	5,168,800
PanAmSat Corp. 9% 8/15/14		4,630,000	4,884,650
Qwest Capital Funding, Inc.:
7% 8/3/09		5,440,000	5,059,200
7.25% 2/15/11		6,745,000	6,340,300
7.75% 2/15/31		1,350,000	1,120,500
7.9% 8/15/10		4,495,000	4,303,963
Qwest Corp.:
7.875% 9/1/11 (d)		2,575,000	2,658,688
9.125% 3/15/12 (d)		85,000	92,438
Rogers Communications, Inc.:
7.25% 12/15/12		3,670,000	3,780,100
Nonconvertible Bonds - continued
		Principal Amount	Value
Telecommunications - continued
Rogers Communications, Inc.: - continued
8% 12/15/12		$ 4,020,000	$ 4,140,600
9.625% 5/1/11		3,350,000	3,785,500
SBA Communications Corp. 8.5% 12/1/12 (d)		5,335,000	5,535,063
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08		493,000	483,140
Time Warner Telecom, Inc. 10.125% 2/1/11		1,310,000	1,277,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08		5,547,000	5,158,710
U.S. West Communications:
6.875% 9/15/33		3,960,000	3,435,300
7.2% 11/10/26		1,805,000	1,624,500
7.25% 9/15/25		955,000	897,700
7.5% 6/15/23		2,415,000	2,221,800
			106,726,158
Textiles & Apparel - 1.3%
Levi Strauss & Co.:
7.73% 4/1/12 (d)(e)		3,055,000	3,009,175
9.75% 1/15/15 (d)		5,135,000	5,057,975
12.25% 12/15/12		4,270,000	4,643,625
Tommy Hilfiger USA, Inc. 6.85% 6/1/08		1,220,000	1,220,000
			13,930,775
TOTAL NONCONVERTIBLE BONDS (Cost $917,858,257)			927,894,554
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (d)(e) (Cost $1,034,932)		1,349,194	1,173,799
Common Stocks - 0.2%
		Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)		16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(d)		2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)		1,364	22,861
Common Stocks - continued
		Shares	Value
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (f)		144,445	$ 1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)			1,518,892
Floating Rate Loans - 5.7%
		Principal Amount
Cable TV - 0.4%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (e)		$ 4,150,000	4,191,500
Electric Utilities - 1.5%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (e)		5,890,000	6,007,800
13.5% 4/16/12 (e)		2,880,000	2,952,000
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)		6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)		288,859	293,192
			15,709,856
Energy - 0.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)		5,120,700	5,171,907
term loan 5.625% 11/22/09 (e)		3,843,405	3,886,643
			9,058,550
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 4.94% 11/12/07 (e)		6,073,622	6,126,766
Tranche B, term loan 5.1% 11/12/08 (e)		6,086,322	6,192,832
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (e)		2,150,000	2,171,500
Tranche B, term loan:
5.81% 2/3/08 (e)		4,400,000	4,444,000
8.06% 2/3/08 (e)		2,200,000	2,233,000
			21,168,098
Hotels - 0.1%
Wyndham International, Inc. term loan 7.5625% 6/30/06 (e)		877,688	877,688
Services - 0.2%
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (e)		2,287,248	2,304,402
Floating Rate Loans - continued
		Principal Amount	Value
Technology - 0.4%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.51% 3/9/11 (e)		$ 3,080,000	$ 3,080,000
Tranche B, term loan 4.51% 3/9/13 (e)		1,660,000	1,664,150
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (e)		9,650	9,759
			4,753,909
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)		1,700,000	1,704,250
TOTAL FLOATING RATE LOANS (Cost $59,121,656)			59,768,253
Cash Equivalents - 3.0%
		Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $31,498,000)	$ 31,500,513		31,498,000
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,015,444,788)			1,021,853,498
NET OTHER ASSETS - 2.3%			24,001,689
NET ASSETS - 100%			$ 1,045,855,187
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $206,232,970 or 19.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,220,962 or 1.3% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	$ 13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 9,709,464
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.2%
Canada	4.3%
Marshall Islands	2.9%
Bermuda	2.9%
United Kingdom	1.6%
Luxembourg	1.4%
Mexico	1.3%
Others (individually less than 1%)	3.4%
100.0%

Semiannual Report

Fidelity Tactical Income Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.0%
Ford Motor Co.:
6.625% 10/1/28	$ 1,115,000	$ 935,266
7.45% 7/16/31	16,780,000	15,178,936
General Motors Corp.:
8.25% 7/15/23	13,340,000	11,523,546
8.375% 7/15/33	4,545,000	3,889,302
		31,527,050
Media - 0.8%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,335,959
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,716,819
Liberty Media Corp. 8.25% 2/1/30	8,580,000	8,700,386
News America, Inc. 6.2% 12/15/34 (b)	7,700,000	7,613,498
		25,366,662
TOTAL CONSUMER DISCRETIONARY		56,893,712
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,297,054
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Petronas Capital Ltd. 7% 5/22/12 (b)	3,950,000	4,352,477
Oil & Gas - 1.8%
Amerada Hess Corp.:
6.65% 8/15/11	2,770,000	2,966,401
7.125% 3/15/33	2,030,000	2,257,397
7.375% 10/1/09	2,459,000	2,696,384
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,184,154
Enterprise Products Operating LP:
4% 10/15/07	3,815,000	3,734,980
5.75% 3/1/35 (b)	4,000,000	3,606,340
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,714,260
Nexen, Inc. 5.875% 3/10/35	8,615,000	8,240,075
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,745,000	7,748,211
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,850,700
9.625% 5/15/12	7,730,000	8,425,700
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.:
7.125% 9/1/11	$ 4,390,000	$ 4,582,063
7.5% 1/15/31	3,670,000	3,853,500
		56,860,165
TOTAL ENERGY		61,212,642
FINANCIALS - 9.3%
Capital Markets - 0.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,191,503
4.25% 9/4/12 (f)	4,285,000	4,240,753
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,467,961
Morgan Stanley 4.75% 4/1/14	4,800,000	4,570,171
		17,470,388
Commercial Banks - 2.0%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,595,860
7.8% 2/15/10	14,984,000	16,961,483
Banponce Corp. 6.75% 12/15/05	3,570,000	3,630,365
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,446,228
5.25% 2/10/14 (b)	2,560,000	2,537,336
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,351,227
4.75% 7/20/09	3,520,000	3,497,391
Wachovia Bank NA 4.875% 2/1/15	11,000,000	10,700,470
Wachovia Corp. 5.25% 8/1/14	4,800,000	4,813,666
		64,534,026
Consumer Finance - 1.7%
Capital One Bank:
4.875% 5/15/08	1,800,000	1,812,940
6.5% 6/13/13	4,545,000	4,880,489
8.25% 6/15/05	6,200,000	6,257,251
Capital One Financial Corp. 4.8% 2/21/12	1,900,000	1,845,552
General Electric Capital Corp. 3.5% 5/1/08	500,000	486,669
General Motors Acceptance Corp.:
4.75% 5/19/05 (f)	3,655,000	3,656,652
5.11% 12/1/14 (f)	1,200,000	1,030,849
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
5.25% 5/16/05	$ 9,000,000	$ 9,016,632
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,243,777
5.875% 2/1/09	730,000	759,610
6.375% 11/27/12	4,570,000	4,941,217
Household International, Inc. 8.875% 2/15/08	8,550,000	8,893,308
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,724,204
MBNA Corp. 6.25% 1/17/07	3,670,000	3,789,411
		56,338,561
Diversified Financial Services - 1.3%
J.P. Morgan Chase & Co. 6.75% 2/1/11	29,515,000	32,313,612
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	3,900,000	3,951,870
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,976,754
		41,242,236
Insurance - 1.0%
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,225,000	3,266,190
Oil Insurance Ltd. 5.15% 8/15/33 (b)(f)	3,625,000	3,637,956
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	18,863,116
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)	3,285,000	3,242,403
The Chubb Corp. 6.15% 8/15/05	3,184,000	3,210,516
		32,220,181
Real Estate - 1.6%
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,327,766
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,906,166
5.25% 7/15/11	5,000,000	4,974,845
Colonial Properties Trust 4.75% 2/1/10	3,325,000	3,269,216
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,321,563
6.763% 6/15/07	10,075,000	10,530,219
7.75% 11/15/07	9,645,000	10,378,907
Gables Realty LP 5.75% 7/15/07	1,450,000	1,486,923
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,017,179
Simon Property Group LP 4.875% 8/15/10	7,325,000	7,243,063
		50,455,847
Thrifts & Mortgage Finance - 1.2%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,082,630
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc. 4% 3/22/11	$ 3,500,000	$ 3,313,702
Independence Community Bank Corp. 3.75% 4/1/14 (f)	2,870,000	2,715,270
Washington Mutual Bank 5.125% 1/15/15	6,600,000	6,427,879
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,298,697
4.625% 4/1/14	13,600,000	12,847,825
		37,686,003
TOTAL FINANCIALS		299,947,242
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,596,000
7.45% 5/1/34 (b)	7,300,000	5,949,500
		7,545,500
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	99,065	100,225
6.978% 10/1/12	1,386,791	1,403,440
Continental Airlines, Inc. pass thru trust certificates 6.32% 11/1/08	635,000	624,260
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	10,439,642
		12,567,567
Commercial Services & Supplies - 0.1%
International Lease Financial Corp. 4.75% 7/1/09	3,210,000	3,211,817
TOTAL INDUSTRIALS		23,324,884
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,786,626
MATERIALS - 0.6%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	2,545,000	2,507,031
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.: - continued
5.5% 10/1/14	$ 1,185,000	$ 1,186,727
6.5% 10/1/34	2,145,000	2,240,585
		5,934,343
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,805,960
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,490,000
International Paper Co. 4.25% 1/15/09	1,075,000	1,060,403
		10,550,403
TOTAL MATERIALS		19,290,706
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
BellSouth Corp. 6.55% 6/15/34	5,800,000	6,206,203
British Telecommunications PLC 8.875% 12/15/30	5,575,000	7,428,626
France Telecom SA 8% 3/1/11 (a)	2,455,000	2,809,099
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,368,292
SBC Communications, Inc. 4.125% 9/15/09	7,445,000	7,241,178
Sprint Capital Corp.:
6.875% 11/15/28	2,075,000	2,221,476
8.375% 3/15/12	2,350,000	2,746,440
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,091,980
4% 1/15/10 (b)	2,565,000	2,452,189
5.25% 11/15/13	2,500,000	2,469,898
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,535,040
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,609,603
		64,180,024
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,516,356
TOTAL TELECOMMUNICATION SERVICES		69,696,380
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.2%
Electric Utilities - 0.9%
Duke Capital LLC:
4.37% 3/1/09	$ 2,825,000	$ 2,777,164
6.25% 2/15/13	4,500,000	4,748,594
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,538,493
Monongahela Power Co. 5% 10/1/06	3,890,000	3,913,289
Progress Energy, Inc. 7.1% 3/1/11	7,470,000	8,192,820
		30,170,360
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10	1,130,000	1,288,627
Multi-Utilities & Unregulated Power - 0.3%
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,235,000	3,242,667
5.875% 10/1/12	4,430,000	4,600,706
		7,843,373
TOTAL UTILITIES		39,302,360
TOTAL NONCONVERTIBLE BONDS (Cost $571,794,084)		574,751,606
U.S. Government and Government Agency Obligations - 22.0%

U.S. Government Agency Obligations - 11.8%
Fannie Mae:
2.5% 6/15/06	100,574,000	99,023,652
3.25% 8/15/08	1,035,000	1,001,106
3.625% 3/15/07	21,232,000	21,087,983
6.25% 2/1/11	53,700,000	57,380,276
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,421,758
0% 11/30/05	1,666,000	1,628,278
Freddie Mac:
2.375% 2/15/07	10,890,000	10,582,521
4.5% 1/15/14	74,000,000	72,337,738
5.25% 11/5/12	51,240,000	50,991,486
5.875% 3/21/11	45,055,000	47,382,541
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,133,984	1,186,862
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	$ 10,090,000	$ 10,218,345
7.63% 8/1/14	1,000,000	1,013,262
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		379,255,808
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	63,732,060	68,552,240
3.375% 4/15/32	45,442,467	60,306,289
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		128,858,529
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bonds 8% 11/15/21	79,150,000	107,483,246
U.S. Treasury Notes:
4.875% 2/15/12	16,774,000	17,321,118
6.5% 2/15/10 (c)	69,000,000	75,867,893
TOTAL U.S. TREASURY OBLIGATIONS		200,672,257
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $710,394,816)		708,786,594
U.S. Government Agency - Mortgage Securities - 28.7%

Fannie Mae - 26.0%
3.737% 1/1/35 (f)	894,706	884,494
3.827% 12/1/34 (f)	193,126	191,781
3.83% 1/1/35 (f)	648,045	643,668
3.836% 6/1/33 (f)	456,005	451,140
3.84% 1/1/35 (f)	1,720,403	1,704,844
3.913% 12/1/34 (f)	573,142	568,485
3.941% 10/1/34 (f)	797,312	791,270
3.98% 1/1/35 (f)	827,430	820,951
3.987% 12/1/34 (f)	749,686	743,895
4% 6/1/18 to 9/1/19	63,737,900	61,114,640
4% 4/1/20 (c)	35,000,000	33,501,563
4% 1/1/35 (f)	522,850	518,778
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.017% 12/1/34 (f)	$ 4,125,850	$ 4,098,958
4.021% 12/1/34 (f)	619,548	615,159
4.023% 2/1/35 (f)	524,787	521,068
4.029% 1/1/35 (f)	264,582	264,026
4.037% 12/1/34 (f)	412,924	410,555
4.048% 1/1/35 (f)	548,463	544,475
4.052% 2/1/35 (f)	546,076	542,887
4.072% 12/1/34 (f)	1,099,065	1,092,658
4.105% 1/1/35 (f)	1,164,228	1,159,839
4.118% 1/1/35 (f)	1,164,450	1,159,166
4.118% 2/1/35 (f)	374,943	374,686
4.12% 2/1/35 (f)	1,016,522	1,011,762
4.127% 1/1/35 (f)	1,175,458	1,174,709
4.128% 2/1/35 (f)	2,094,459	2,085,719
4.145% 2/1/35 (f)	1,294,537	1,288,887
4.17% 11/1/34 (f)	1,050,174	1,046,069
4.197% 1/1/35 (f)	968,725	966,746
4.2% 1/1/35 (f)	2,315,989	2,338,047
4.202% 1/1/35 (f)	1,150,661	1,133,380
4.23% 11/1/34 (f)	331,100	330,358
4.318% 3/1/33 (f)	306,422	302,412
4.324% 12/1/34 (f)	393,195	393,978
4.368% 2/1/34 (f)	1,497,986	1,489,564
4.4% 2/1/35 (f)	899,816	890,712
4.455% 3/1/35 (f)	775,000	768,643
4.484% 10/1/34 (f)	3,581,890	3,606,887
4.499% 3/1/35 (f)	1,749,823	1,733,630
4.5% 5/1/18 to 10/1/33	166,755,175	160,441,276
4.5% 4/18/20 (c)	15,000,000	14,662,500
4.549% 8/1/34 (f)	1,374,730	1,388,683
4.587% 2/1/35 (f)	5,145,000	5,131,674
4.625% 2/1/35 (f)	1,785,661	1,784,336
4.67% 11/1/34 (f)	2,132,493	2,125,387
4.694% 11/1/34 (f)	2,099,468	2,088,154
4.742% 3/1/35 (f)	999,877	1,003,002
4.748% 7/1/34 (f)	1,946,516	1,951,517
4.826% 1/1/35 (f)	1,965,143	1,957,351
5% 2/1/18 to 10/1/34 (d)	173,213,467	170,911,752
5.5% 2/1/11 to 10/1/34	166,312,533	167,453,088
6% 1/1/09 to 1/1/34	42,326,593	43,459,415
6% 4/1/35	2,450,000	2,505,125
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.5% 2/1/12 to 5/1/34	$ 72,538,564	$ 75,506,733
6.5% 4/1/35 (c)	18,289,984	18,964,427
7% 11/1/05 to 2/1/33	21,347,260	22,526,031
7% 4/1/20 (c)	3,757,832	3,950,421
7.5% 10/1/09 to 11/1/31	8,826,193	9,454,634
8% 6/1/10 to 6/1/29	9,587	10,006
11.5% 11/1/15	51,250	57,358
TOTAL FANNIE MAE		840,613,359
Freddie Mac - 0.9%
4.232% 1/1/35 (f)	1,010,965	1,009,901
4.364% 1/1/35 (f)	2,271,017	2,268,476
4.37% 3/1/35 (f)	1,175,000	1,159,532
4.401% 2/1/35 (f)	1,625,000	1,603,608
4.441% 2/1/34 (f)	1,048,896	1,041,505
4.444% 3/1/35 (f)	750,000	743,672
4.491% 3/1/35 (f)	2,200,000	2,177,913
4.504% 3/1/35 (f)	875,000	866,694
4.564% 2/1/35 (f)	1,300,000	1,293,500
4.985% 8/1/33 (f)	434,944	439,142
5% 11/1/33	725,718	712,085
6% 10/1/23 to 5/1/33	10,686,068	10,975,811
7.5% 11/1/16 to 6/1/32	4,268,329	4,582,486
8% 7/1/25 to 10/1/27	131,392	141,590
8.5% 2/1/19 to 8/1/22	20,174	21,979
12% 11/1/19	20,404	22,592
TOTAL FREDDIE MAC		29,060,486
Government National Mortgage Association - 1.8%
6% 6/15/08 to 12/15/10	3,579,883	3,696,891
6.5% 12/15/07 to 12/15/32	23,648,036	24,703,764
6.5% 4/1/35 (c)	894,513	933,089
7% 6/15/24 to 12/15/33	21,127,110	22,348,220
7.5% 3/15/22 to 8/15/28	5,055,438	5,444,126
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8% 4/15/24 to 12/15/25	$ 343,608	$ 370,715
8.5% 8/15/29 to 11/15/31	855,166	930,858
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		58,427,663
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $926,288,681)		928,101,508
Asset-Backed Securities - 6.1%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,751,761	3,645,270
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.37% 4/25/34 (f)	2,390,000	2,392,463
Class M2, 3.9% 4/25/34 (f)	3,375,000	3,381,157
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.2156% 11/6/09 (f)	3,425,000	3,441,194
Series 2003-BX Class A4B, 3.1256% 1/6/10 (f)	2,220,000	2,229,724
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 4.15% 9/25/32 (f)	970,000	971,662
Series 2003-3 Class M1, 3.65% 3/25/33 (f)	4,050,000	4,100,282
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.45% 10/25/32 (f)	18,293,000	18,470,223
Argent Securities, Inc. Series 2003-W3 Class M2, 4.65% 9/25/33 (f)	5,400,000	5,583,597
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 3.19% 4/15/33 (f)	1,627,198	1,628,668
Class M1, 3.71% 4/15/33 (f)	4,770,000	4,802,856
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (f)	8,894,107	8,907,793
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	4,890,000	4,827,043
Capital One Auto Finance Trust Series 2003-A Class A4B, 3.09% 1/15/10 (f)	6,505,000	6,526,599
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	19,600,000	19,609,543
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.49% 7/15/08 (f)	6,380,000	6,389,301
Series 2003-B1 Class B1, 3.98% 2/17/09 (f)	7,735,000	7,811,437
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,048,318
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	$ 4,855,000	$ 4,793,937
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.75% 10/25/33 (f)	1,774,982	1,835,493
Chase Credit Card Master Trust Series 2003-6 Class B, 3.16% 2/15/11 (f)	4,870,000	4,910,643
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.28% 5/25/33 (f)	2,941,689	2,949,125
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	4,889,271
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 4% 7/25/34 (f)	5,110,000	5,109,941
First USA Secured Note Trust Series 2001-3 Class C, 3.9% 11/19/08 (b)(f)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.28% 1/25/35 (f)	900,000	901,103
Class M2, 3.31% 1/25/35 (f)	1,300,000	1,302,051
Class M3, 3.34% 1/25/35 (f)	700,000	701,084
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.23% 8/25/33 (f)	334,564	336,032
Class M1, 3.73% 8/25/33 (f)	1,780,000	1,802,856
Series 2003-4:
Class M1, 3.65% 10/25/33 (f)	215,000	217,049
Class M2, 4.75% 10/25/33 (f)	255,000	258,658
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	101,765	101,765
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.06% 9/15/09 (f)	4,865,000	4,889,048
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.6% 7/25/33 (f)	5,250,000	5,300,763
Class M2, 4.7% 7/25/33 (f)	2,685,000	2,748,363
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.185% 10/15/08 (f)	3,400,000	3,406,955
Series 2001-B2 Class B2, 3.17% 1/15/09 (f)	3,400,000	3,411,055
Series 2002-B2 Class B2, 3.19% 10/15/09 (f)	3,400,000	3,417,623
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.95% 12/27/32 (f)	1,010,000	1,023,938
Series 2003-HE1 Class M2, 4.75% 5/25/33 (f)	3,165,000	3,204,783
Series 2003-NC6 Class M2, 4.8% 6/27/33 (f)	8,680,000	8,931,436
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.25% 2/25/32 (f)	725,000	732,035
Series 2002-NC3 Class M1, 3.57% 8/25/32 (f)	765,500	773,503
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	$ 5,150,000	$ 2,739,285
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	649,750
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.28% 1/25/33 (f)	924,317	925,228
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,244,574
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,386,484	2,357,618
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	2,112,696	2,045,153
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,500,000	2,535,505
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (f)	670,111	670,105
TOTAL ASSET-BACKED SECURITIES (Cost $196,053,235)		197,287,576
Collateralized Mortgage Obligations - 6.0%

Private Sponsor - 2.4%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.25% 1/25/34 (f)	3,770,402	3,787,886
Series 2005-1 Class 5A2, 3.18% 5/25/35 (f)	6,490,089	6,498,455
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.13% 1/25/35 (f)	9,724,258	9,724,258
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 3.3233% 4/15/13 (b)(f)	2,150,000	2,155,191
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	875,440	885,836
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.24% 3/25/28 (f)	7,071,312	7,119,625
Series 2004-G Class A2, 3.07% 11/25/29 (f)	2,972,228	2,972,228
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	27,195,801	370,314
Series 2003-G Class XA1, 1% 1/25/29 (h)	24,131,929	345,478
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	21,372,561	308,729
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,037,747	3,091,168
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.04% 6/10/35 (b)(f)	1,727,516	1,756,335
Class B4, 4.24% 6/10/35 (b)(f)	1,543,118	1,568,633
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1: - continued
Class B5, 4.84% 6/10/35 (b)(f)	$ 1,048,156	$ 1,069,826
Class B6, 5.34% 6/10/35 (b)(f)	630,834	645,622
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	89,158,144	769,827
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	11,736,278	11,743,197
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	7,988,185	7,964,112
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	761,721	792,476
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 2A2, 4.57% 3/25/35	15,149,634	15,013,590
TOTAL PRIVATE SPONSOR		78,582,786
U.S. Government Agency - 3.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,771,828
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,839,669
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	730,846	741,570
Series 2002-64 Class PC, 5.5% 12/25/26	4,535,663	4,583,381
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,354,290
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,431,057
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,788,319
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,274,496
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,763,017
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,470,554
Class EG, 4.5% 4/15/19	13,500,000	12,830,351
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,133,828
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,289,430
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,655,145
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,346,483
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 3,863,283	$ 3,381,824
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	795,000	828,115
TOTAL U.S. GOVERNMENT AGENCY		115,483,357
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $193,206,653)		194,066,143
Commercial Mortgage Securities - 8.8%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	2,262,891	2,311,444
Series 1997-D5 Class PS1, 1.1046% 2/14/43 (f)(h)	61,515,726	3,259,411
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.13% 11/15/15 (b)(f)	2,715,000	2,718,777
Class C, 3.28% 11/15/15 (b)(f)	555,000	557,620
Class D, 3.36% 11/15/15 (b)(f)	870,000	875,234
Class F, 3.71% 11/15/15 (b)(f)	620,000	624,615
Class H, 4.21% 11/15/15 (b)(f)	555,000	559,168
Class J, 4.76% 11/15/15 (b)(f)	580,000	584,712
Class K, 5.41% 11/15/15 (b)(f)	520,000	524,648
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.43% 8/25/33 (b)(f)	4,735,776	4,773,144
Series 2004-2 Class A, 3.28% 8/25/34 (b)(f)	4,193,311	4,195,932
Series 2004-3:
Class A2, 3.27% 1/25/35 (b)(f)	639,992	640,492
Class M1, 3.35% 1/25/35 (b)(f)	707,930	707,930
Class M2, 3.85% 1/25/35 (b)(f)	443,072	443,072
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,395,566
Class D, 4.986% 5/14/16 (b)	875,000	875,844
Class E, 5.064% 5/14/16 (b)	2,705,000	2,700,679
Class F, 5.182% 5/14/16 (b)	650,000	648,740
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	5,404,243	5,606,543
Commercial Mortgage Securities - continued
	Principal Amount	Value
CBM Funding Corp. sequential pay Series 1996-1: - continued
Class B, 7.48% 2/1/08	$ 11,335,000	$ 12,096,955
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,857,522
Class F, 7.734% 1/15/32	920,000	985,896
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	2,080,000	2,237,670
COMM floater Series 2002-FL7:
Class A2, 3.16% 11/15/14 (b)(f)	825,187	825,636
Class D, 3.38% 11/15/14 (b)(f)	150,000	150,254
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.45% 9/15/14 (b)(f)	350,000	350,143
Class E, 3.51% 9/15/14 (b)(f)	480,000	480,473
Class F, 3.61% 9/15/14 (b)(f)	375,000	375,423
Class G, 3.79% 9/15/14 (b)(f)	860,000	861,093
Class H, 3.89% 9/15/14 (b)(f)	915,000	916,162
Class J, 4.41% 9/15/14 (b)(f)	310,000	310,392
Class K, 4.81% 9/15/14 (b)(f)	495,000	495,623
Class L, 5.01% 9/15/14 (b)(f)	400,000	399,933
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	645,000	680,557
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	317,812
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,713,299
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,407,761
Series 2003-C3 Class ASP, 1.8837% 5/15/38 (b)(f)(h)	66,595,880	4,290,473
Series 2004-C1 Class ASP, 1.0443% 1/15/37 (b)(f)(h)	41,505,216	1,625,693
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,117,203
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	6,828,318	7,064,361
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	11,400,000	11,790,025
Class C1, 7.52% 5/15/06 (b)	8,700,000	9,007,082
Class D1, 7.77% 5/15/06 (b)	6,800,000	7,022,210
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,218,578
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (f)	$ 5,850,000	$ 6,100,915
Series 2003-87 Class C, 5.2417% 8/16/32 (f)	5,000,000	5,083,330
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,700,000	6,516,385
Series 2003-47 Class XA, 0.2228% 6/16/43 (f)(h)	19,576,344	943,639
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,580,960	3,746,176
Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)	6,825,000	218,597
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,731,788
Series 2003-C1 Class XP, 2.168% 7/5/35 (b)(f)(h)	33,714,042	2,511,177
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	4,850,000	5,090,525
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,377,186
Series 1998-GLII Class E, 6.9683% 4/13/31 (f)	4,103,000	4,322,733
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,531,700
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	5,882,851
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	843,505
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,174,597
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,362,478	14,909,481
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	970,828
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,256,310
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,550,000	1,628,383
Series 1999-RM1 Class E, 6.9908% 12/15/31 (f)	824,000	887,606
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.4102% 3/12/35 (b)(f)(h)	35,142,760	2,190,568
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,456,636
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,334,396
Commercial Mortgage Securities - continued
	Principal Amount	Value
Thirteen Affiliates of General Growth Properties, Inc.: - continued
Series 1:
Class D2, 6.992% 11/15/07 (b)	$ 13,890,000	$ 14,660,130
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,665,595
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	1,000,000	1,099,558
Class E3, 7.253% 3/15/13 (b)	5,725,000	6,000,477
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $279,269,874)		282,736,872
Foreign Government and Government Agency Obligations - 2.6%

Chilean Republic 7.125% 1/11/12	6,460,000	7,215,820
Israeli State 4.625% 6/15/13	5,305,000	5,056,328
Italian Republic 4.5% 1/21/15	14,460,000	14,019,548
Korean Republic 4.875% 9/22/14	3,000,000	2,898,210
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,799,625
United Mexican States:
5.875% 1/15/14	3,690,000	3,662,325
6.75% 9/27/34	25,820,000	25,200,320
7.5% 4/8/33	18,650,000	19,806,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,310,602)		83,658,476
Fixed-Income Funds - 10.6%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $342,024,618)	3,436,830	342,067,690
Cash Equivalents - 2.1%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $68,597,000)	$ 68,602,473	$ 68,597,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $3,369,939,563)		3,380,053,465
NET OTHER ASSETS - (4.7)%		(150,833,710)
NET ASSETS - 100%		$ 3,229,219,755
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2015	$ 40,000,000	$ (113,156)
Receive from Deutsche Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	6,300,000	408,491
Receive quarterly notional amount multiplied by .405% and pay Merrill Lynch, Inc. upon default event of American International Group, Inc., par value of the notional amount of American International Group, Inc. 4.25% 5/15/13	June 2010	5,145,000	3,810
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	$ 15,000,000	$ (55,118)
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	0
TOTAL CREDIT DEFAULT SWAP		71,445,000	244,027
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	250,000,000	(1,088,350)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(447,880)
TOTAL INTEREST RATE SWAP		290,000,000	(1,536,230)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 12,500,000	$ (151,738)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	30,000,000	0
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Deutsche Bank	May 2005	25,000,000	(194,140)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	45,000,000	(381,384)
Receive monthly a return equal to that of Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	12,500,000	0
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	14,000,000	(439,221)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 12,600,000	$ (137,271)
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	20,045,000	(362,279)
TOTAL TOTAL RETURN SWAP		171,645,000	(1,666,033)
		$ 533,090,000	$ (2,958,236)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $236,838,997 or 7.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FAA-USAN-0505
1.792161.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Asset Manager: Aggressive®

Semiannual Report

March 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's Fixed-Income Central Funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Actual	$ 1,000.00	$ 1,054.30	$ 4.71
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.34	$ 4.63

* Expenses are equal to the Fund's annualized expense ratio of .92%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Seagate Technology	3.9	2.4
Genentech, Inc.	2.9	3.6
Dell, Inc.	2.2	1.5
Univision Communications, Inc. Class A	2.2	2.5
KLA-Tencor Corp.	2.1	1.7
FedEx Corp.	1.9	1.6
Teradyne, Inc.	1.8	1.7
Nextel Communications, Inc. Class A	1.8	0.7
Sony Corp. sponsored ADR	1.8	0.0
Monster Worldwide, Inc.	1.7	0.2
	22.3
Market Sectors as of March 31, 2005
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.5	26.6
Consumer Discretionary	16.8	12.5
Health Care	9.4	14.1
Industrials	6.8	4.3
Financials	6.6	8.9
Materials	6.5	5.0
Energy	5.2	3.7
Telecommunication Services	3.1	4.7
Consumer Staples	1.4	2.4
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
As of March 31, 2005*		As of September 30, 2004**
	Stock class and Equity Futures 92.5%		Stock class and Equity Futures 86.4%
	Bond class 6.8%		Bond class 9.4%
	Short-term class 0.7%		Short-term class 4.2%
* Foreign investments	22.4%	** Foreign investments	23.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Semiannual Report

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.2%
NOK Corp.	25,000	$ 595,710
Distributors - 0.0%
Handleman Co.	800	15,168
Hotels, Restaurants & Leisure - 3.3%
Ctrip.com International Ltd. ADR (a)	29,000	1,097,650
McDonald's Corp.	109,800	3,419,172
Royal Caribbean Cruises Ltd.	95,100	4,250,019
Starbucks Corp. (a)	73,600	3,802,176
		12,569,017
Household Durables - 3.6%
Beazer Homes USA, Inc.	18,000	897,480
D.R. Horton, Inc.	23,600	690,064
Daito Trust Construction Co.	27,300	1,145,722
George Wimpey PLC	71,800	597,010
Lennar Corp.:
Class A	24,260	1,375,057
Class B	5,420	285,688
LG Electronics, Inc.	24,360	1,630,384
Maytag Corp.	22,400	312,928
Sony Corp. sponsored ADR	169,300	6,775,386
		13,709,719
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	11,100	380,397
eBay, Inc. (a)	23,000	856,980
Senshukai Co. Ltd.	42,000	364,281
		1,601,658
Leisure Equipment & Products - 0.3%
Brunswick Corp.	24,180	1,132,833
Media - 6.0%
Cablevision Systems Corp. - NY Group Class A (a)	16,800	471,240
Clear Channel Communications, Inc.	12,300	423,981
Comcast Corp. Class A (special) (a)	4,700	156,980
Lamar Advertising Co. Class A (a)	12,400	499,596
Liberty Media Corp. Class A (a)	83,310	863,925
Liberty Media International, Inc. Class A (a)	37,545	1,642,218
McGraw-Hill Companies, Inc.	9,690	845,453
News Corp.:
Class A	10,624	179,758
Class B	57,800	1,017,858
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	164,500	$ 2,122,050
The DIRECTV Group, Inc. (a)	63,699	918,540
Time Warner, Inc. (a)	189,000	3,316,950
Univision Communications, Inc. Class A (a)	304,800	8,439,912
Viacom, Inc. Class B (non-vtg.)	53,121	1,850,204
		22,748,665
Multiline Retail - 0.3%
Nordstrom, Inc.	10,400	575,952
Target Corp.	14,500	725,290
		1,301,242
Specialty Retail - 1.7%
Foot Locker, Inc.	120,700	3,536,510
Home Depot, Inc.	69,200	2,646,208
Yamada Denki Co. Ltd.	9,300	487,442
		6,670,160
Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc.	14,500	581,885
NIKE, Inc. Class B	38,600	3,215,766
		3,797,651
TOTAL CONSUMER DISCRETIONARY		64,141,823
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
The Coca-Cola Co.	12,400	516,708
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc.	23,800	2,430,694
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	58,600	2,017,598
Personal Products - 0.2%
Avon Products, Inc.	13,300	571,102
TOTAL CONSUMER STAPLES		5,536,102
ENERGY - 5.2%
Energy Equipment & Services - 4.1%
BJ Services Co.	82,900	4,300,852
ENSCO International, Inc.	107,340	4,042,424
GlobalSantaFe Corp.	12,400	459,296
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Grant Prideco, Inc. (a)	4,800	$ 115,968
Nabors Industries Ltd. (a)	5,200	307,528
Noble Corp.	96,900	5,446,749
Pride International, Inc. (a)	25,700	638,388
Transocean, Inc. (a)	8,800	452,848
		15,764,053
Oil & Gas - 1.1%
Chesapeake Energy Corp.	12,900	283,026
Cross Timbers Royalty Trust	99	3,871
Teekay Shipping Corp.	28,100	1,263,095
Total SA sponsored ADR	20,700	2,426,661
		3,976,653
TOTAL ENERGY		19,740,706
FINANCIALS - 6.6%
Capital Markets - 2.9%
3i Group PLC	25,800	327,394
Ameritrade Holding Corp. (a)	60,450	617,195
Apollo Investment Corp.	104,353	1,751,043
Charles Schwab Corp.	96,100	1,010,011
Daiwa Securities Group, Inc.	41,000	269,956
Goldman Sachs Group, Inc.	29,100	3,200,709
JAFCO Co. Ltd.	8,000	502,122
Merrill Lynch & Co., Inc.	33,800	1,913,080
Morgan Stanley	22,500	1,288,125
Nomura Holdings, Inc.	24,000	332,640
		11,212,275
Commercial Banks - 1.6%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	153	1,323,450
Signature Bank, New York	12,100	320,771
UFJ Holdings, Inc. (a)	219	1,151,933
Wells Fargo & Co.	52,500	3,139,500
		5,935,654
Insurance - 0.7%
Axis Capital Holdings Ltd.	13,100	354,224
Millea Holdings, Inc.	98	1,425,787
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Sun Life Financial, Inc.	8,000	$ 260,956
XL Capital Ltd. Class A	5,800	419,746
		2,460,713
Real Estate - 0.7%
Alexandria Real Estate Equities, Inc.	11,800	759,684
Equity Residential (SBI)	17,400	560,454
Friedman, Billings, Ramsey Group, Inc. Class A	20,200	320,574
Mitsubishi Estate Co. Ltd.	16,000	185,927
New York Mortgage Trust, Inc.	78,600	803,292
		2,629,931
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	9,905	321,516
Fannie Mae	10,100	549,945
Freddie Mac	400	25,280
Golden West Financial Corp., Delaware	23,000	1,391,500
Sovereign Bancorp, Inc.	22,400	496,384
		2,784,625
TOTAL FINANCIALS		25,023,198
HEALTH CARE - 9.4%
Biotechnology - 3.1%
Genentech, Inc. (a)	195,000	11,038,950
Millennium Pharmaceuticals, Inc. (a)	101,400	853,788
		11,892,738
Health Care Equipment & Supplies - 3.3%
Biomet, Inc.	17,490	634,887
Fisher Scientific International, Inc. (a)	60,060	3,418,615
Guidant Corp.	3,900	288,210
Medtronic, Inc.	37,700	1,920,815
St. Jude Medical, Inc. (a)	106,100	3,819,600
Stryker Corp.	19,300	860,973
Synthes, Inc.	5,822	647,186
Wilson Greatbatch Technologies, Inc. (a)	26,100	476,064
Zimmer Holdings, Inc. (a)	7,700	599,137
		12,665,487
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 0.9%
Health Management Associates, Inc. Class A	9,300	$ 243,474
UnitedHealth Group, Inc.	34,800	3,319,224
		3,562,698
Pharmaceuticals - 2.1%
Barr Pharmaceuticals, Inc. (a)	55,400	2,705,182
Johnson & Johnson	6,800	456,688
Merck KGaA (d)	28,812	2,054,116
Pfizer, Inc.	26,900	706,663
Roche Holding AG (participation certificate)	18,054	1,934,492
		7,857,141
TOTAL HEALTH CARE		35,978,064
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.0%
Rockwell Collins, Inc.	4,900	233,191
Air Freight & Logistics - 2.3%
FedEx Corp.	75,050	7,050,948
United Parcel Service, Inc. Class B	11,200	814,688
Yamato Transport Co. Ltd.	56,000	801,156
		8,666,792
Airlines - 0.2%
JetBlue Airways Corp. (a)	36,150	688,296
Commercial Services & Supplies - 3.2%
Adecco SA sponsored ADR	26,300	361,625
Cintas Corp.	16,300	673,353
Hudson Highland Group, Inc. (a)	6,854	117,135
Monster Worldwide, Inc. (a)	225,500	6,325,275
Robert Half International, Inc.	111,670	3,010,623
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	496	357,351
Waste Management, Inc.	46,100	1,329,985
		12,175,347
Electrical Equipment - 0.2%
American Power Conversion Corp.	24,100	629,251
Machinery - 0.4%
Caterpillar, Inc.	11,170	1,021,385
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	242,000	390,450
THK Co. Ltd.	17,000	343,250
		1,755,085
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.5%
Norfolk Southern Corp.	48,450	$ 1,795,073
TOTAL INDUSTRIALS		25,943,035
INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 2.8%
Belden CDT, Inc.	22,350	496,394
Cisco Systems, Inc. (a)	135,800	2,429,462
Comverse Technology, Inc. (a)	19,900	501,878
Juniper Networks, Inc. (a)	264,900	5,843,694
Motorola, Inc.	69,200	1,035,924
SafeNet, Inc. (a)	9,799	287,209
		10,594,561
Computers & Peripherals - 10.0%
Dell, Inc. (a)	220,000	8,452,400
Diebold, Inc.	2,500	137,125
EMC Corp. (a)	488,600	6,019,552
Emulex Corp. (a)	170,300	3,208,452
Hutchinson Technology, Inc. (a)	59,600	2,072,888
QLogic Corp. (a)	74,895	3,033,248
Seagate Technology	767,760	15,009,703
Sun Microsystems, Inc. (a)	67,500	272,700
		38,206,068
Electronic Equipment & Instruments - 2.8%
Amphenol Corp. Class A	68,900	2,552,056
Celestica, Inc. (sub. vtg.) (a)	6,600	88,735
Flextronics International Ltd. (a)	232,900	2,804,116
Molex, Inc.	125,356	3,304,384
Nichicon Corp.	59,700	778,369
Solectron Corp. (a)	65,900	228,673
Tech Data Corp. (a)	27,200	1,008,032
		10,764,365
Internet Software & Services - 2.5%
Homestore, Inc. (a)	157,400	349,428
Yahoo! Japan Corp. (a)(d)	1,517	3,551,103
Yahoo! Japan Corp. New (a)(d)	1,517	3,565,251
Yahoo!, Inc. (a)	63,320	2,146,548
		9,612,330
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Accenture Ltd. Class A (a)	48,800	$ 1,178,520
Affiliated Computer Services, Inc. Class A (a)	6,600	351,384
DST Systems, Inc. (a)	12,900	595,722
Infosys Technologies Ltd. sponsored ADR (d)	28,000	2,064,440
Pegasus Solutions, Inc. (a)	12,746	150,658
		4,340,724
Semiconductors & Semiconductor Equipment - 9.5%
Agere Systems, Inc. Class B (a)	67,200	95,424
Altera Corp. (a)	180,400	3,568,312
Analog Devices, Inc.	110,500	3,993,470
ASML Holding NV (NY Shares) (a)	18,500	310,245
Freescale Semiconductor, Inc. Class B (a)	15,988	275,793
Intel Corp.	157,520	3,659,190
KLA-Tencor Corp.	172,810	7,950,988
Marvell Technology Group Ltd. (a)	29,000	1,111,860
Microchip Technology, Inc.	22,000	572,220
Micron Technology, Inc. (a)	35,400	366,036
Novellus Systems, Inc. (a)	8,100	216,513
Samsung Electronics Co. Ltd.	8,900	4,390,958
Silicon Laboratories, Inc. (a)	20,720	615,591
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,121	213,026
Teradyne, Inc. (a)	482,470	7,044,062
Texas Instruments, Inc.	60,000	1,529,400
Xilinx, Inc.	14,400	420,912
		36,334,000
Software - 3.7%
Autodesk, Inc.	9,700	288,672
BEA Systems, Inc. (a)	411,878	3,282,668
Microsoft Corp.	167,800	4,055,726
Nippon System Development Co. Ltd.	10,100	184,056
Oracle Corp. (a)	205,000	2,558,400
Symantec Corp. (a)	145,033	3,093,554
TIBCO Software, Inc. (a)	97,600	727,120
		14,190,196
TOTAL INFORMATION TECHNOLOGY		124,042,244
MATERIALS - 6.5%
Chemicals - 2.9%
BOC Group PLC	3,400	65,472
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	75,250	$ 3,751,213
Lyondell Chemical Co.	92,200	2,574,224
Monsanto Co.	67,700	4,366,650
Praxair, Inc.	6,000	287,160
		11,044,719
Containers & Packaging - 0.1%
Sealed Air Corp. (a)	5,200	270,088
Metals & Mining - 3.5%
Alcan, Inc.	4,352	165,530
Alcoa, Inc.	64,500	1,960,155
CONSOL Energy, Inc.	6,500	305,630
Inco Ltd. (a)	35,780	1,421,259
Newmont Mining Corp.	38,200	1,613,950
Nippon Steel Corp.	100,000	252,740
Novelis, Inc.	870	19,063
Nucor Corp.	34,400	1,980,064
Peabody Energy Corp.	37,600	1,743,136
Phelps Dodge Corp.	40,900	4,160,757
		13,622,284
TOTAL MATERIALS		24,937,091
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.7%
Philippine Long Distance Telephone Co. sponsored ADR	14,800	373,108
PT Indosat Tbk ADR	14,600	377,410
SBC Communications, Inc.	82,200	1,947,318
		2,697,836
Wireless Telecommunication Services - 2.4%
KDDI Corp.	240	1,188,529
Mobile TeleSystems OJSC sponsored ADR	17,200	605,268
Nextel Communications, Inc. Class A (a)	247,700	7,039,634
NTT DoCoMo, Inc.	109	182,980
		9,016,411
TOTAL TELECOMMUNICATION SERVICES		11,714,247
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
Equitable Resources, Inc.	6,200	$ 356,128
TOTAL COMMON STOCKS (Cost $305,651,950)		337,412,638
Convertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Playboy Enterprises, Inc. 3% 3/15/25 (e)	$ 180,000	180,900
TOTAL CONVERTIBLE BONDS (Cost $180,000)		180,900
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 2.75% to 2.81% 6/9/05 to 6/23/05 (f) (Cost $547,015)	550,000	547,142
Fixed-Income Funds - 7.2%
	Shares
Fidelity High Income Central Investment Portfolio 1 (b) (Cost $27,298,908)	284,639	27,584,336
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 2.73% (b)	10,360,706	10,360,706
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	11,412,147	11,412,147
TOTAL MONEY MARKET FUNDS (Cost $21,772,853)		21,772,853
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $355,450,726)		387,497,869
NET OTHER ASSETS - (1.6)%		(5,951,602)
NET ASSETS - 100%		$ 381,546,267
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
31 S&P 500 Index Contracts	June 2005	$ 9,175,225	$ 13,276

The face value of futures purchased as a percentage of net assets - 2.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $180,900 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $547,142.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.6%
Japan	6.9%
Cayman Islands	5.7%
Korea (South)	1.5%
Liberia	1.1%
Others (individually less than 1%)	7.2%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $167,301,060 of which $116,801,484 and $50,499,576 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,992,030) (cost $355,450,726) - See accompanying schedule		$ 387,497,869
Cash		2,900
Receivable for investments sold		9,849,092
Receivable for fund shares sold		550,105
Dividends receivable		245,495
Interest receivable		201,288
Prepaid expenses		1,254
Other receivables		23,931
Total assets		398,371,934

Liabilities
Payable for investments purchased	$ 4,352,286
Payable for fund shares redeemed	724,412
Accrued management fee	184,946
Payable for daily variation on futures contracts	11,625
Other affiliated payables	100,776
Other payables and accrued expenses	39,475
Collateral on securities loaned, at value	11,412,147
Total liabilities		16,825,667

Net Assets		$ 381,546,267
Net Assets consist of:
Paid in capital		$ 508,960,512
Undistributed net investment income		163,863
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(159,637,536)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,059,428
Net Assets, for 35,361,469 shares outstanding		$ 381,546,267
Net Asset Value, offering price and redemption price per share ($381,546,267 ÷ 35,361,469 shares)		$ 10.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2005 (Unaudited)

Investment Income
Dividends		$ 1,299,176
Special Dividends		540,300
Interest		1,196,053
Security lending		17,604
Total income		3,053,133

Expenses
Management fee	$ 1,091,854
Transfer agent fees	523,368
Accounting and security lending fees	71,675
Independent trustees' compensation	1,006
Custodian fees and expenses	12,835
Registration fees	15,394
Audit	25,613
Legal	427
Miscellaneous	1,772
Total expenses before reductions	1,743,944
Expense reductions	(40,610)	1,703,334
Net investment income (loss)		1,349,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,750,830
Foreign currency transactions	(36,039)
Futures contracts	126,275
Total net realized gain (loss)		7,841,066
Change in net unrealized appreciation (depreciation) on: Investment securities	9,752,554
Assets and liabilities in foreign currencies	(1,455)
Futures contracts	159,201
Total change in net unrealized appreciation (depreciation)		9,910,300
Net gain (loss)		17,751,366
Net increase (decrease) in net assets resulting from operations		$ 19,101,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2005 (Unaudited)	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,349,799	$ 1,731,403
Net realized gain (loss)	7,841,066	47,555,966
Change in net unrealized appreciation (depreciation)	9,910,300	(19,360,023)
Net increase (decrease) in net assets resulting from operations	19,101,165	29,927,346
Distributions to shareholders from net investment income	(2,102,362)	(1,838,362)
Share transactions Proceeds from sales of shares	75,279,239	207,765,550
Reinvestment of distributions	2,070,868	1,804,616
Cost of shares redeemed	(65,402,787)	(135,413,272)
Net increase (decrease) in net assets resulting from share transactions	11,947,320	74,156,894
Total increase (decrease) in net assets	28,946,123	102,245,878

Net Assets
Beginning of period	352,600,144	250,354,266
End of period (including undistributed net investment income of $163,863 and undistributed net investment income of $916,426, respectively)	$ 381,546,267	$ 352,600,144
Other Information Shares
Sold	6,920,699	20,328,726
Issued in reinvestment of distributions	186,901	180,462
Redeemed	(6,005,808)	(13,277,879)
Net increase (decrease)	1,101,792	7,231,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 9.26	$ 6.79	$ 9.57	$ 15.32	$ 10.22
Income from Investment Operations
Net investment income (loss) D	.04 E	.05	.05	.08 G	.20	.19
Net realized and unrealized gain (loss)	.52	1.04	2.49	(2.64) G	(5.22)	4.98
Total from investment operations	.56	1.09	2.54	(2.56)	(5.02)	5.17
Distributions from net investment income	(.06)	(.06)	(.07)	(.22)	(.13)	(.02)
Distributions from net realized gain	-	-	-	-	(.60)	(.05)
Total distributions	(.06)	(.06)	(.07)	(.22)	(.73)	(.07)
Net asset value, end of period	$ 10.79	$ 10.29	$ 9.26	$ 6.79	$ 9.57	$ 15.32
Total Return B, C	5.43%	11.79%	37.74%	(27.58)%	(33.98)%	50.84%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.94%	1.03%	.97%	.89%	.96%
Expenses net of voluntary waivers, if any	.92% A	.94%	1.03%	.97%	.89%	.96%
Expenses net of all reductions	.89% A	.91%	1.00%	.88%	.85%	.90%
Net investment income (loss)	.71% A, E	.52%	.63%	.87% G	1.55%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 381,546	$ 352,600	$ 250,354	$ 150,176	$ 264,317	$ 565,258
Portfolio turnover rate	63% A	86%	131%	240%	255%	338%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .42%.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 47,955,864
Unrealized depreciation	(16,173,540)
Net unrealized appreciation (depreciation)	$ 31,782,324
Cost for federal income tax purposes	$ 355,715,545

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $138,693,619 and $114,971,485, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), or Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $910,602 for the period.

On November 12, 2004, the fund completed a non-taxable exchange of securities with a value, including accrued interest, of $28,463,870, (which included $1,165,147 of unrealized appreciation), for 284,639 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Investment Portfolio 1, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,269 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If

Semiannual Report

6. Security Lending - continued

the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $38,997 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $231 and $1,382, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of March 31, 2005 which is
an investment of Fidelity Asset Manager: Aggressive.

Semiannual Report

Fidelity High-Income Central Investment Portfolio 1
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.7%
	Principal Amount	Value
Aerospace - 0.8%
L-3 Communications Corp. 5.875% 1/15/15	$ 1,585,000	$ 1,525,563
Orbital Sciences Corp. 9% 7/15/11	2,930,000	3,215,675
Primus International, Inc. 10.5% 4/15/09 (d)	3,735,000	3,921,750
		8,662,988
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	793,013
7.324% 4/15/11	1,395,000	1,171,800
7.377% 5/23/19	4,450,430	2,937,284
7.379% 5/23/16	4,219,969	2,785,180
7.8% 4/1/08	4,165,000	3,748,500
10.18% 1/2/13	1,640,000	1,115,200
AMR Corp. 10.2% 3/15/20	25,000	16,250
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	129,374	89,268
7.9% 12/15/09	7,040,000	2,710,400
8.3% 12/15/29	10,280,000	3,315,300
9.5% 11/18/08 (d)	2,905,000	2,469,250
10% 8/15/08	2,255,000	980,925
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,190,000	1,109,212
7.711% 9/18/11	590,000	324,500
7.92% 5/18/12	2,830,000	1,556,500
Northwest Airlines Corp. 10% 2/1/09	3,010,000	1,926,400
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	1,462,817	1,170,254
7.626% 4/1/10	881,950	723,199
7.67% 1/2/15	2,939,248	2,204,436
7.691% 4/1/17	84,331	67,465
7.95% 9/1/16	69,862	57,287
8.07% 1/2/15	840,619	470,747
		31,742,370
Automotive - 1.4%
Accuride Corp. 8.5% 2/1/15 (d)	3,790,000	3,714,200
Delco Remy International, Inc. 9.375% 4/15/12	4,685,000	3,982,250
Navistar International Corp.:
6.25% 3/1/12 (d)	2,460,000	2,324,700
7.5% 6/15/11	2,440,000	2,458,300
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	2,405,000	2,338,863
		14,818,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	$ 8,060,000	$ 8,785,400
Broadcasting - 0.5%
Gray Television, Inc. 9.25% 12/15/11	2,765,000	2,986,200
Paxson Communications Corp. 0% 1/15/09 (c)	1,975,000	1,836,750
		4,822,950
Building Materials - 2.2%
Anixter International, Inc. 5.95% 3/1/15	2,450,000	2,388,750
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	2,920,000	2,890,800
7.875% 12/15/12 (d)	2,370,000	2,180,400
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	5,865,000	3,343,050
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,752,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	3,720,000	2,008,800
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,242,875
		22,806,675
Cable TV - 3.3%
Cablevision Systems Corp.:
6.6688% 4/1/09 (d)(e)	2,870,000	3,042,200
8% 4/15/12 (d)	2,440,000	2,488,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,325,000	1,437,625
EchoStar DBS Corp.:
5.75% 10/1/08	14,780,000	14,521,350
6.625% 10/1/14 (d)	460,000	442,750
GCI, Inc. 7.25% 2/15/14	5,225,000	5,094,375
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	960,000	1,022,400
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,884,219
Telenet Group Holding NV 0% 6/15/14 (c)(d)	5,550,000	4,190,250
		34,123,969
Capital Goods - 3.0%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	3,825,000	4,169,250
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,744,063
Invensys PLC 9.875% 3/15/11 (d)	12,270,000	12,270,000
Leucadia National Corp. 7% 8/15/13	4,630,000	4,630,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	2,735,000	2,536,713
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	3,057,600
		31,407,626
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 3.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	$ 1,769,000	$ 2,016,660
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)	2,740,000	2,822,200
Equistar Chemicals LP 7.55% 2/15/26	3,685,000	3,537,600
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,427,813
10.125% 9/1/08	2,515,000	2,760,213
Huntsman International LLC 7.375% 1/1/15 (d)	2,970,000	2,970,000
Huntsman LLC 9.91% 7/15/11 (d)(e)	5,660,000	6,056,200
Methanex Corp. yankee 7.75% 8/15/05	1,595,000	1,610,950
Millennium America, Inc. 9.25% 6/15/08	5,350,000	5,778,000
NOVA Chemicals Corp.:
6.5% 1/15/12	4,035,000	4,125,788
7.4% 4/1/09	2,370,000	2,476,650
		36,582,074
Consumer Products - 1.0%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	3,910,000	3,812,250
Jostens Holding Corp. 0% 12/1/13 (c)	3,135,000	2,288,550
Jostens IH Corp. 7.625% 10/1/12	530,000	530,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (d)	3,880,000	3,836,350
		10,467,150
Containers - 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,345,000	3,813,300
BWAY Corp. 10% 10/15/10	3,370,000	3,487,950
Crown Cork & Seal, Inc. 8% 4/15/23	139,000	133,440
Crown European Holdings SA:
9.5% 3/1/11	555,000	610,500
10.875% 3/1/13	4,190,000	4,860,400
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,090,000	2,225,850
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,243,500
7.5% 5/15/10	3,400,000	3,485,000
		22,859,940
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,330,000	977,550
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,564,100
		7,056,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 4.8%
AES Corp.:
7.75% 3/1/14	$ 1,150,000	$ 1,184,500
8.75% 6/15/08	1,235,000	1,290,575
8.875% 2/15/11	2,334,000	2,523,638
9.375% 9/15/10	1,509,000	1,661,786
9.5% 6/1/09	3,426,000	3,734,340
AES Gener SA 7.5% 3/25/14	3,915,000	3,856,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)	1,945,000	1,974,175
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,691,188
7.5% 1/15/09	1,160,000	1,190,450
8.9% 7/15/08	2,770,000	2,956,975
9.875% 10/15/07	4,495,000	4,854,600
Mirant Americas Generation LLC:
8.5% 10/1/21 (b)	2,385,000	2,551,950
9.125% 5/1/31 (b)	2,370,000	2,559,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,151,350
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	595,000	624,750
NRG Energy, Inc. 8% 12/15/13 (d)	4,692,000	4,973,520
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,235,000
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,634,775
TECO Energy, Inc.:
7.2% 5/1/11	2,485,000	2,621,675
10.5% 12/1/07	1,150,000	1,293,750
		50,564,872
Energy - 6.1%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	548,600
7.75% 1/15/15	2,205,000	2,326,275
9% 8/15/12	525,000	586,031
El Paso Energy Corp.:
6.95% 12/15/07	1,630,000	1,634,075
7.75% 1/15/32	1,650,000	1,557,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	76,500
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,664,200
8.625% 12/15/10	2,990,000	3,229,200
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,205,000	5,881,650
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,743,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Parker Drilling Co.:
7.66% 9/1/10 (e)	$ 4,600,000	$ 4,669,000
9.625% 10/1/13	1,225,000	1,347,500
Pride International, Inc. 7.375% 7/15/14	795,000	858,600
Range Resources Corp.:
6.375% 3/15/15 (d)	2,800,000	2,758,000
7.375% 7/15/13	5,235,000	5,444,400
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,259,238
7.625% 7/15/11	3,820,000	3,743,600
Stone Energy Corp. 6.75% 12/15/14	2,380,000	2,296,700
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,707,463
6.5% 5/15/06	980,000	983,675
6.5% 6/1/08	470,000	457,663
7.5% 8/15/06	1,610,000	1,638,175
7.75% 6/15/10	5,960,000	5,937,650
		64,348,783
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	4,800,000	3,408,000
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,085,000	2,784,213
6.375% 4/15/11	1,780,000	1,637,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,582,350
		10,004,163
Food and Drug Retail - 1.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12	1,340,000	1,363,450
8.5% 8/1/14	3,565,000	3,458,050
Rite Aid Corp.:
6.875% 8/15/13	835,000	764,025
8.125% 5/1/10	800,000	816,000
9.25% 6/1/13	2,855,000	2,769,350
9.5% 2/15/11	1,615,000	1,711,900
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,345,400
		18,217,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. 8% 10/1/11	$ 1,900,000	$ 1,980,750
Dole Food Co., Inc. 7.25% 6/15/10	3,125,000	3,187,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,193,000
Smithfield Foods, Inc.:
7% 8/1/11	3,575,000	3,664,375
7.625% 2/15/08	1,605,000	1,657,163
7.75% 5/15/13	75,000	79,500
8% 10/15/09	605,000	647,350
UAP Holding Corp. 0% 7/15/12 (c)	2,700,000	2,146,500
United Agriculture Products, Inc. 9% 12/15/11	2,266,000	2,356,640
		17,912,778
Gaming - 4.3%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,468,125
9.375% 2/15/10	700,000	775,250
10.25% 8/1/07	2,485,000	2,702,438
MGM MIRAGE:
6% 10/1/09	6,360,000	6,280,500
6.75% 9/1/12	245,000	246,225
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (d)	1,390,000	1,369,150
6.375% 7/15/09	6,185,000	6,169,538
7.125% 8/15/14	1,480,000	1,480,000
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,860,000
Penn National Gaming, Inc. 6.75% 3/1/15 (d)	2,630,000	2,577,400
Scientific Games Corp. 6.25% 12/15/12 (d)	2,660,000	2,620,100
Seneca Gaming Corp. 7.25% 5/1/12	3,945,000	3,984,450
Station Casinos, Inc.:
6% 4/1/12	570,000	564,300
6.875% 3/1/16	960,000	955,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	1,250,000	812,500
9% 1/15/12 (d)	1,725,000	1,811,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,272,625
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	1,610,000	1,537,550
		44,486,601
Healthcare - 6.2%
AmerisourceBergen Corp. 7.25% 11/15/12	1,075,000	1,166,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	$ 1,870,000	$ 1,949,475
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	10,575,000	6,239,250
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,257,700
DaVita, Inc. 6.625% 3/15/13 (d)	3,390,000	3,356,100
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)	890,000	671,950
Fisher Scientific International, Inc. 8.125% 5/1/12	890,000	948,420
Genesis HealthCare Corp. 8% 10/15/13	3,385,000	3,698,113
HCA, Inc.:
5.5% 12/1/09	6,330,000	6,227,391
6.375% 1/15/15	395,000	392,041
Mayne Group Ltd. 5.875% 12/1/11 (d)	5,075,000	4,935,438
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,691,400
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,235,675
Psychiatric Solutions, Inc. 10.625% 6/15/13	2,500,000	2,762,500
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,961,450
Service Corp. International (SCI):
6.75% 4/1/16	965,000	926,400
6.875% 10/1/07	1,570,000	1,589,625
7.7% 4/15/09	1,265,000	1,302,950
Tenet Healthcare Corp.:
6.375% 12/1/11	4,155,000	3,843,375
7.375% 2/1/13	445,000	418,300
		64,515,428
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	2,830,000	2,773,400
8.125% 6/1/12	5,920,000	6,068,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	790,000	768,275
6.25% 1/15/15 (d)	1,215,000	1,169,438
8.875% 4/1/12	3,840,000	4,032,000
KB Home 7.75% 2/1/10	6,055,000	6,357,750
Meritage Homes Corp. 6.25% 3/15/15 (d)	3,655,000	3,426,563
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
6.5% 10/1/08	390,000	393,900
6.875% 5/15/11	1,925,000	1,968,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
9.25% 4/15/12	$ 845,000	$ 946,400
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	734,400
7.5% 1/15/15	2,145,000	1,973,400
9% 7/1/10	125,000	130,625
10.375% 7/1/12	100,000	108,000
WCI Communities, Inc.:
6.625% 3/15/15 (d)	2,860,000	2,659,800
7.875% 10/1/13	4,665,000	4,734,975
		40,779,639
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,630,000	3,865,950
Host Marriott LP:
6.375% 3/15/15 (d)	2,900,000	2,784,000
7.125% 11/1/13	1,830,000	1,825,425
ITT Corp. 7.375% 11/15/15	1,270,000	1,377,950
La Quinta Properties, Inc. 7% 8/15/12	4,380,000	4,412,850
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	955,000	1,045,725
		15,311,900
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,993,038
Leisure - 0.9%
Speedway Motorsports, Inc. 6.75% 6/1/13	985,000	994,850
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	2,690,000	1,600,550
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,424,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,505,000	1,715,700
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)	3,170,000	3,280,950
		9,016,850
Metals/Mining - 2.2%
Century Aluminum Co. 7.5% 8/15/14	1,635,000	1,684,050
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,060,000	911,600
0% 6/1/13 (c)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14	970,000	956,663
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,096,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Vedanta Resources PLC 6.625% 2/22/10 (d)	$ 4,225,000	$ 4,045,438
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,365,000	5,311,350
		22,666,276
Paper - 0.5%
Abitibi-Consolidated, Inc. 8.375% 4/1/15	970,000	959,088
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,934,900
8.125% 5/15/11	50,000	55,250
8.875% 2/1/10	225,000	252,000
		5,201,238
Publishing/Printing - 1.1%
Houghton Mifflin Co. 9.875% 2/1/13	3,880,000	3,996,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,191,975
		11,188,375
Railroad - 1.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,075,000	4,156,500
9.5% 10/1/08	220,000	239,250
TFM SA de CV yankee:
10.25% 6/15/07	1,310,000	1,375,500
11.75% 6/15/09	8,030,000	8,030,000
		13,801,250
Restaurants - 0.7%
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,600,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	3,450,000	3,385,313
		6,985,813
Services - 1.0%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	396,000
8.625% 4/1/13	3,765,000	3,840,300
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	3,610,000	1,805,000
9.875% 3/15/15 (d)	820,000	820,000
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)	3,900,000	3,783,000
		10,644,300
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	11,008,550
OMI Corp. 7.625% 12/1/13	7,645,000	7,797,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 17,621,978
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	11,992,750
		48,421,178
Steels - 1.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,683,500
CSN Islands VII Corp. 10.75% 9/12/08 (d)	3,090,000	3,399,000
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	385,000	398,475
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	6,736,800
Ryerson Tull, Inc. 8.25% 12/15/11	2,955,000	2,829,413
		17,047,188
Super Retail - 3.2%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,570,000	1,515,050
9% 6/15/12	5,420,000	5,528,400
Buhrmann US, Inc. 7.875% 3/1/15 (d)	2,395,000	2,395,000
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,804,475
7.6% 4/1/07	990,000	1,009,800
NBC Acquisition Corp. 0% 3/15/13 (c)	6,590,000	4,711,850
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,344,075
Saks, Inc.:
7.5% 12/1/10	3,605,000	3,496,850
9.875% 10/1/11	3,235,000	3,493,800
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,494,500
		33,793,800
Technology - 5.8%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)	3,155,000	3,076,125
Celestica, Inc. 7.875% 7/1/11	9,430,000	9,524,300
Flextronics International Ltd.:
6.25% 11/15/14	4,730,000	4,517,150
6.5% 5/15/13	325,000	320,125
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,485,000	3,572,125
7.125% 7/15/14	395,000	408,825
Lucent Technologies, Inc.:
6.45% 3/15/29	2,075,000	1,789,688
6.5% 1/15/28	1,050,000	903,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (d)(e)	2,810,000	2,838,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (d)	$ 540,000	$ 550,800
Micron Technology, Inc. 6.5% 9/30/05 (f)	11,761,905	11,703,095
Sanmina-SCI Corp.:
6.75% 3/1/13 (d)	2,910,000	2,713,575
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,545,000	5,600,450
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,667,625
7.125% 6/15/10	5,235,000	5,405,138
9.75% 1/15/09	920,000	1,037,300
		60,791,921
Telecommunications - 10.2%
American Tower Corp. 7.125% 10/15/12	4,260,000	4,238,700
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	2,070,000	2,111,400
Empresa Brasileira de Telecomm SA 11% 12/15/08	3,220,000	3,558,100
Intelsat Ltd.:
5.25% 11/1/08	975,000	894,563
6.5% 11/1/13	5,005,000	4,016,513
7.625% 4/15/12	2,185,000	1,906,413
7.7938% 1/15/12 (d)(e)	4,830,000	4,854,150
MCI, Inc. 8.735% 5/1/14 (e)	5,170,000	5,687,000
Millicom International Cellular SA 10% 12/1/13 (d)	8,805,000	8,871,038
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,980,000	3,951,535
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,755,000	1,776,938
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,891,606
6.875% 10/31/13	4,970,000	5,168,800
PanAmSat Corp. 9% 8/15/14	4,630,000	4,884,650
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,059,200
7.25% 2/15/11	6,745,000	6,340,300
7.75% 2/15/31	1,350,000	1,120,500
7.9% 8/15/10	4,495,000	4,303,963
Qwest Corp.:
7.875% 9/1/11 (d)	2,575,000	2,658,688
9.125% 3/15/12 (d)	85,000	92,438
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,780,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Rogers Communications, Inc.: - continued
8% 12/15/12	$ 4,020,000	$ 4,140,600
9.625% 5/1/11	3,350,000	3,785,500
SBA Communications Corp. 8.5% 12/1/12 (d)	5,335,000	5,535,063
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	493,000	483,140
Time Warner Telecom, Inc. 10.125% 2/1/11	1,310,000	1,277,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,158,710
U.S. West Communications:
6.875% 9/15/33	3,960,000	3,435,300
7.2% 11/10/26	1,805,000	1,624,500
7.25% 9/15/25	955,000	897,700
7.5% 6/15/23	2,415,000	2,221,800
		106,726,158
Textiles & Apparel - 1.3%
Levi Strauss & Co.:
7.73% 4/1/12 (d)(e)	3,055,000	3,009,175
9.75% 1/15/15 (d)	5,135,000	5,057,975
12.25% 12/15/12	4,270,000	4,643,625
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,220,000	1,220,000
		13,930,775
TOTAL NONCONVERTIBLE BONDS (Cost $917,858,257)		927,894,554
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (d)(e) (Cost $1,034,932)	1,349,194	1,173,799
Common Stocks - 0.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(d)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)	1,364	22,861
Common Stocks - continued
	Shares	Value
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (f)	144,445	$ 1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Floating Rate Loans - 5.7%
	Principal Amount
Cable TV - 0.4%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (e)	$ 4,150,000	4,191,500
Electric Utilities - 1.5%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (e)	5,890,000	6,007,800
13.5% 4/16/12 (e)	2,880,000	2,952,000
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)	288,859	293,192
		15,709,856
Energy - 0.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	5,120,700	5,171,907
term loan 5.625% 11/22/09 (e)	3,843,405	3,886,643
		9,058,550
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 4.94% 11/12/07 (e)	6,073,622	6,126,766
Tranche B, term loan 5.1% 11/12/08 (e)	6,086,322	6,192,832
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (e)	2,150,000	2,171,500
Tranche B, term loan:
5.81% 2/3/08 (e)	4,400,000	4,444,000
8.06% 2/3/08 (e)	2,200,000	2,233,000
		21,168,098
Hotels - 0.1%
Wyndham International, Inc. term loan 7.5625% 6/30/06 (e)	877,688	877,688
Services - 0.2%
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (e)	2,287,248	2,304,402
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 0.4%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.51% 3/9/11 (e)	$ 3,080,000	$ 3,080,000
Tranche B, term loan 4.51% 3/9/13 (e)	1,660,000	1,664,150
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (e)	9,650	9,759
		4,753,909
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,700,000	1,704,250
TOTAL FLOATING RATE LOANS (Cost $59,121,656)		59,768,253
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $31,498,000)	$ 31,500,513	31,498,000
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,015,444,788)		1,021,853,498
NET OTHER ASSETS - 2.3%		24,001,689
NET ASSETS - 100%		$ 1,045,855,187
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $206,232,970 or 19.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,220,962 or 1.3% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	$ 13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 9,709,464
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.2%
Canada	4.3%
Marshall Islands	2.9%
Bermuda	2.9%
United Kingdom	1.6%
Luxembourg	1.4%
Mexico	1.3%
Others (individually less than 1%)	3.4%
100.0%

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3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AGG-USAN-0505
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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

Fidelity®

Asset Manager: Growth®

Semiannual Report

March 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's Fixed-Income Central Funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Actual	$ 1,000.00	$ 1,040.00	$ 4.17
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.84	$ 4.13

* Expenses are equal to the Fund's annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	3.8	2.5
Home Depot, Inc.	3.3	3.4
American International Group, Inc.	3.3	4.0
Microsoft Corp.	3.1	3.7
Pfizer, Inc.	2.9	2.9
Clear Channel Communications, Inc.	2.8	2.4
SBC Communications, Inc.	2.8	2.9
Wyeth	2.6	2.4
General Electric Co.	2.6	2.3
Fannie Mae	2.1	2.7
	29.3
Market Sectors as of March 31, 2005
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.8	18.7
Health Care	12.0	11.5
Information Technology	11.7	10.1
Consumer Discretionary	8.0	8.1
Industrials	5.9	5.2
Consumer Staples	5.9	5.4
Telecommunication Services	5.4	5.3
Energy	3.4	3.4
Materials	0.8	1.1
Utilities	0.6	0.8
Asset Allocation (% of fund's net assets)

As of March 31, 2005* As of September 30, 2004**

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Semiannual Report

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.0%
Aisin Seiki Co. Ltd.	64,400	$ 1,465
Automobiles - 0.1%
Honda Motor Co. Ltd.	63,300	3,170
Distributors - 0.1%
Li & Fung Ltd.	1,046,000	1,904
Hotels, Restaurants & Leisure - 0.3%
Carnival PLC	33,100	1,818
McDonald's Corp.	315,100	9,812
		11,630
Household Durables - 0.3%
Sony Corp. sponsored ADR	45,200	1,809
Techtronic Industries Co. Ltd.	1,269,500	2,808
Thomson SA	221,300	5,967
		10,584
Leisure Equipment & Products - 0.1%
Sega Sammy Holdings, Inc. (a)	29,500	1,794
Media - 3.3%
Clear Channel Communications, Inc.	2,810,149	96,866
News Corp. Class A	937,200	15,857
Reuters Group PLC	330,600	2,549
SKY Perfect Communications, Inc.	399	310
Univision Communications, Inc. Class A (a)	13,000	360
		115,942
Multiline Retail - 0.1%
Don Quijote Co. Ltd.	25,300	1,484
Specialty Retail - 3.6%
Hennes & Mauritz AB (H&M) (B Shares)	51,450	1,768
Home Depot, Inc.	2,996,900	114,601
Kesa Electricals PLC	357,300	2,041
Ross Stores, Inc.	50,579	1,474
TJX Companies, Inc.	202,200	4,980
		124,864
Textiles, Apparel & Luxury Goods - 0.1%
The Swatch Group AG (Reg.)	126,668	3,525
TOTAL CONSUMER DISCRETIONARY		276,362
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 5.9%
Beverages - 0.4%
PepsiCo, Inc.	226,305	$ 12,001
Pernod-Ricard	17,300	2,415
		14,416
Food & Staples Retailing - 3.2%
CVS Corp.	1,247,600	65,649
Safeway, Inc. (a)	984,600	18,245
Wal-Mart Stores, Inc.	561,700	28,147
		112,041
Food Products - 0.2%
Global Bio-Chem Technology Group Co. Ltd.	3,682,000	2,313
Groupe Danone	27,800	2,766
People's Food Holdings Ltd.	2,133,000	1,563
		6,642
Household Products - 0.2%
Colgate-Palmolive Co.	110,900	5,786
Procter & Gamble Co.	21,900	1,161
		6,947
Personal Products - 0.8%
Alberto-Culver Co.	542,155	25,948
Tobacco - 1.1%
Altria Group, Inc.	591,480	38,677
TOTAL CONSUMER STAPLES		204,671
ENERGY - 3.4%
Energy Equipment & Services - 1.9%
Diamond Offshore Drilling, Inc. (d)	451,400	22,525
ENSCO International, Inc.	269,916	10,165
GlobalSantaFe Corp.	456,373	16,904
Technip-Coflexip SA	14,300	2,391
Transocean, Inc. (a)	313,200	16,117
		68,102
Oil & Gas - 1.5%
BP PLC	592,800	6,165
Canadian Natural Resources Ltd.	54,100	3,058
ConocoPhillips	218,800	23,595
EnCana Corp.	48,900	3,454
ENI Spa	140,800	3,665
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	95,580	$ 5,697
Total SA Series B	26,800	6,284
		51,918
TOTAL ENERGY		120,020
FINANCIALS - 16.8%
Capital Markets - 3.1%
Credit Suisse Group (Reg.)	148,992	6,377
Goldman Sachs Group, Inc.	208,500	22,933
JAFCO Co. Ltd.	41,000	2,573
Lehman Brothers Holdings, Inc.	80,300	7,561
Matsui Securities Co. Ltd. (d)	99,000	1,318
Matsui Securities Co. Ltd. New (d)	79,200	1,035
Merrill Lynch & Co., Inc.	434,300	24,581
Morgan Stanley	447,000	25,591
Nomura Holdings, Inc.	240,200	3,329
Northern Trust Corp.	55,840	2,426
UBS AG (Reg.)	105,135	8,873
		106,597
Commercial Banks - 3.0%
Banca Intesa Spa	378,500	1,923
Bank of America Corp.	763,450	33,668
Mitsui Trust Holdings, Inc.	243,000	2,416
North Fork Bancorp, Inc., New York	127,113	3,526
Societe Generale Series A	44,500	4,623
Sumitomo Mitsui Financial Group, Inc. (d)	1,001	6,778
Synovus Financial Corp.	185,800	5,176
Wachovia Corp.	452,828	23,053
Wells Fargo & Co.	376,500	22,515
		103,678
Consumer Finance - 0.2%
Credit Saison Co. Ltd.	48,100	1,732
MBNA Corp.	284,300	6,980
		8,712
Diversified Financial Services - 1.5%
Citigroup, Inc.	871,433	39,162
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
ING Groep NV (Certificaten Van Aandelen)	127,100	$ 3,842
J.P. Morgan Chase & Co.	278,578	9,639
		52,643
Insurance - 6.1%
ACE Ltd.	269,700	11,131
AFLAC, Inc.	52,200	1,945
Allianz AG (Reg.)	25,400	3,231
AMBAC Financial Group, Inc.	165,100	12,341
American International Group, Inc.	2,041,200	113,103
Hartford Financial Services Group, Inc.	508,300	34,849
MBIA, Inc.	191,700	10,022
MetLife, Inc.	344,700	13,478
PartnerRe Ltd.	50,600	3,269
Prudential Financial, Inc.	129,200	7,416
		210,785
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	1,318,686	71,802
MGIC Investment Corp.	221,500	13,660
New York Community Bancorp, Inc.	279,033	5,067
Washington Mutual, Inc.	230,600	9,109
		99,638
TOTAL FINANCIALS		582,053
HEALTH CARE - 12.0%
Biotechnology - 0.2%
Actelion Ltd. (Reg.) (a)	13,209	1,336
CSL Ltd.	71,513	1,888
QIAGEN NV (a)	248,600	2,968
		6,192
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	108,700	3,694
GN Store Nordic AS	303,800	3,488
Medtronic, Inc.	69,600	3,546
Phonak Holding AG	4,342	150
		10,878
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	2,338,820	130,501
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	3,000	$ 108
Service Corp. International (SCI)	169,105	1,265
UnitedHealth Group, Inc.	29,500	2,814
		134,688
Pharmaceuticals - 7.6%
Johnson & Johnson	713,800	47,939
Novartis AG (Reg.)	28,505	1,333
Novo Nordisk AS Series B	103,600	5,768
Pfizer, Inc.	3,816,200	100,252
Roche Holding AG (participation certificate)	62,238	6,669
Schering-Plough Corp.	659,380	11,968
Wyeth	2,158,500	91,046
		264,975
TOTAL HEALTH CARE		416,733
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.9%
BAE Systems PLC	817,000	4,006
Lockheed Martin Corp.	146,900	8,970
Northrop Grumman Corp.	110,700	5,976
United Technologies Corp.	105,900	10,766
		29,718
Air Freight & Logistics - 0.0%
Ryder System, Inc.	28,700	1,197
Airlines - 0.1%
British Airways PLC (a)	631,200	3,171
Ryanair Holdings PLC sponsored ADR (a)	15,900	696
		3,867
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	84,900	2,231
Capita Group PLC	264,000	1,876
ChoicePoint, Inc. (a)	162,578	6,521
		10,628
Electrical Equipment - 0.1%
ABB Ltd. (Reg.) (a)	768,837	4,775
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.7%
General Electric Co.	2,489,740	$ 89,780
Tyco International Ltd.	1,145,300	38,711
		128,491
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	229,900	18,312
Invensys PLC (a)	7,250,000	2,124
Weichai Power Co. Ltd. (H Shares)	276,000	941
		21,377
Marine - 0.1%
Alexander & Baldwin, Inc.	35,801	1,475
Road & Rail - 0.1%
CSX Corp.	78,000	3,249
Transportation Infrastructure - 0.0%
China Merchants Holdings International Co. Ltd.	478,000	938
TOTAL INDUSTRIALS		205,715
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.4%
Alcatel SA (RFD) (a)	207,200	2,501
Cisco Systems, Inc. (a)	2,774,200	49,630
Comverse Technology, Inc. (a)	246,500	6,217
Motorola, Inc.	1,235,400	18,494
Nokia Corp. sponsored ADR	74,200	1,145
QUALCOMM, Inc.	109,600	4,017
		82,004
Computers & Peripherals - 1.5%
Dell, Inc. (a)	885,500	34,021
Diebold, Inc.	77,000	4,223
Hewlett-Packard Co.	693,000	15,204
		53,448
Electronic Equipment & Instruments - 0.6%
Flextronics International Ltd. (a)	314,400	3,785
Hoya Corp.	29,700	3,268
Jabil Circuit, Inc. (a)	158,900	4,532
Optimax Technology Corp.	1,268,000	3,566
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	1,169,800	$ 4,059
Yageo Corp. (a)	3,122,000	1,120
		20,330
Internet Software & Services - 0.1%
Softbank Corp.	59,800	2,465
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	141,600	7,539
First Data Corp.	214,000	8,412
		15,951
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	40,400	1,460
Applied Materials, Inc.	856,900	13,925
ASML Holding NV (NY Shares) (a)	554,600	9,301
Freescale Semiconductor, Inc. Class B (a)	112,457	1,940
Intel Corp.	1,774,240	41,216
KLA-Tencor Corp.	109,800	5,052
Lam Research Corp. (a)	145,475	4,198
Linear Technology Corp.	34,800	1,333
Novellus Systems, Inc. (a)	92,500	2,473
Solomon Systech Ltd.	2,150,000	675
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	480,204	4,072
United Microelectronics Corp. sponsored ADR	901,885	3,039
Xilinx, Inc.	23,700	693
		89,377
Software - 4.1%
BEA Systems, Inc. (a)	676,800	5,394
Microsoft Corp.	4,453,608	107,644
Symantec Corp. (a)	650,200	13,869
VERITAS Software Corp. (a)	624,200	14,494
		141,401
TOTAL INFORMATION TECHNOLOGY		404,976
MATERIALS - 0.8%
Chemicals - 0.2%
Praxair, Inc.	134,100	6,418
Rhodia SA (a)(d)	400,200	773
		7,191
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - 0.1%
HeidelbergCement AG	33,405	$ 2,101
Metals & Mining - 0.3%
Alcan, Inc.	108,400	4,123
BHP Billiton PLC	187,100	2,514
Grupo Mexico SA de CV Series B (a)	399,543	2,099
		8,736
Paper & Forest Products - 0.2%
Aracruz Celulose SA sponsored ADR	140,100	5,016
International Paper Co.	34,900	1,284
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	184,250	2,395
		8,695
TOTAL MATERIALS		26,723
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.	751,000	19,744
Deutsche Telekom AG (Reg.)	291,400	5,816
MCI, Inc.	270,500	6,741
Philippine Long Distance Telephone Co.	92,000	2,325
Qwest Communications International, Inc. (a)	3,688,300	13,647
SBC Communications, Inc.	4,059,700	96,174
Telefonica SA	163,700	2,836
Verizon Communications, Inc.	624,100	22,156
		169,439
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	284,500	8,085
Vodafone Group PLC	3,738,400	9,929
		18,014
TOTAL TELECOMMUNICATION SERVICES		187,453
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	88,200	6,232
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	161,100	$ 6,758
PG&E Corp.	276,900	9,442
		22,432
TOTAL COMMON STOCKS (Cost $2,484,370)		2,447,138
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 1,130	1,000
TOTAL CONVERTIBLE BONDS (Cost $973)		1,000
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 2.31% to 2.72% 4/14/05 to 6/9/05 (e) (Cost $8,462)	8,500	8,463
Fixed-Income Funds - 15.1%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	502,109	50,382
Fidelity High Income Central Investment Portfolio 1 (b)	2,660,093	257,790
Fidelity Tactical Income Central Investment Portfolio (b)	2,179,937	214,746
TOTAL FIXED-INCOME FUNDS (Cost $513,760)		522,918
Money Market Funds - 14.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.73% (b)	481,910,990	$ 481,911
Fidelity Money Market Central Fund, 2.82% (b)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	12,386,462	12,386
TOTAL MONEY MARKET FUNDS (Cost $502,353)		502,353
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,509,918)		3,481,872
NET OTHER ASSETS - (0.3)%		(11,639)
NET ASSETS - 100%		$ 3,470,233
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
504 S&P 500 Index Contracts	June 2005	$ 149,171	$ (3,726)

The face value of futures purchased as a percentage of net assets - 4.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,463,000.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
US Government and US Government Agency Obligations	3.5%
AAA, AA, A	1.6%
BBB	0.9%
BB	3.0%
B	3.8%
CCC, CC, C	1.2%
Not Rated	0.7%
Equities	74.8%
Short-Term and Net Other Assets	10.5%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $525,116,000 of which $287,983,000 and $237,133,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,927) (cost $3,509,918) - See accompanying schedule		$ 3,481,872
Cash		2
Foreign currency held at value (cost $12,066)		12,444
Receivable for investments sold		23,707
Receivable for fund shares sold		2,512
Dividends receivable		2,521
Interest receivable		3,763
Prepaid expenses		13
Other affiliated receivables		24
Other receivables		87
Total assets		3,526,945

Liabilities
Payable for investments purchased	$ 30,949
Payable for fund shares redeemed	10,521
Accrued management fee	1,685
Payable for daily variation on futures contracts	189
Other affiliated payables	796
Other payables and accrued expenses	186
Collateral on securities loaned, at value	12,386
Total liabilities		56,712

Net Assets		$ 3,470,233
Net Assets consist of:
Paid in capital		$ 3,955,575
Undistributed net investment income		13,503
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(467,458)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(31,387)
Net Assets, for 241,756 shares outstanding		$ 3,470,233
Net Asset Value, offering price and redemption price per share ($3,470,233 ÷ 241,756 shares)		$ 14.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2005 (Unaudited)

Investment Income
Dividends		$ 21,571
Special Dividends		13,361
Interest		21,573
Security lending		60
Total income		56,565

Expenses
Management fee	$ 10,372
Transfer agent fees	3,773
Accounting and security lending fees	564
Independent trustees' compensation	10
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	77
Registration fees	26
Audit	50
Legal	6
Miscellaneous	18
Total expenses before reductions	14,899
Expense reductions	(221)	14,678
Net investment income (loss)		41,887
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	59,848
Foreign currency transactions	309
Futures contracts	10,184
Swap agreements	31
Total net realized gain (loss)		70,372
Change in net unrealized appreciation (depreciation) on: Investment securities	36,040
Assets and liabilities in foreign currencies	582
Futures contracts	(2,036)
Swap agreements	(53)
Total change in net unrealized appreciation (depreciation)		34,533
Net gain (loss)		104,905
Net increase (decrease) in net assets resulting from operations		$ 146,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2005 (Unaudited)	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,887	$ 65,656
Net realized gain (loss)	70,372	165,949
Change in net unrealized appreciation (depreciation)	34,533	14,289
Net increase (decrease) in net assets resulting from operations	146,792	245,894
Distributions to shareholders from net investment income	(79,222)	(80,434)
Share transactions Proceeds from sales of shares	194,650	437,912
Reinvestment of distributions	77,971	79,098
Cost of shares redeemed	(457,833)	(615,150)
Net increase (decrease) in net assets resulting from share transactions	(185,212)	(98,140)
Total increase (decrease) in net assets	(117,642)	67,320

Net Assets
Beginning of period	3,587,875	3,520,555
End of period (including undistributed net investment income of $13,503 and undistributed net investment income of $50,838, respectively)	$ 3,470,233	$ 3,587,875
Other Information Shares
Sold	13,351	30,708
Issued in reinvestment of distributions	5,330	5,626
Redeemed	(31,418)	(43,138)
Net increase (decrease)	(12,737)	(6,804)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.10	$ 13.47	$ 11.30	$ 13.48	$ 20.33	$ 19.05
Income from Investment Operations
Net investment income (loss) D	.17 E	.25	.32	.37 G	.42	.48
Net realized and unrealized gain (loss)	.40	.69	2.21	(2.13) G	(4.25)	2.35
Total from investment operations	.57	.94	2.53	(1.76)	(3.83)	2.83
Distributions from net investment income	(.32)	(.31)	(.36)	(.42)	(.46)	(.45)
Distributions from net realized gain	-	-	-	-	(2.56)	(1.10)
Total distributions	(.32)	(.31)	(.36)	(.42)	(3.02)	(1.55)
Net asset value, end of period	$ 14.35	$ 14.10	$ 13.47	$ 11.30	$ 13.48	$ 20.33
Total Return B, C	4.00%	6.99%	22.74%	(13.71)%	(20.93)%	15.50%
Ratios to Average Net Assets F
Expenses before expense reductions	.82% A	.83%	.84%	.84%	.81%	.80%
Expenses net of voluntary waivers, if any	.82% A	.83%	.84%	.84%	.81%	.80%
Expenses net of all reductions	.81% A	.82%	.83%	.81%	.78%	.77%
Net investment income (loss)	2.31% A, E	1.77%	2.53%	2.73% G	2.62%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$ 3,470	$ 3,588	$ 3,521	$ 3,122	$ 3,916	$ 5,256
Portfolio turnover rate	35% A	67%	72%	101%	143%	197%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.58%.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation- indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 244,466
Unrealized depreciation	(285,123)
Net unrealized appreciation (depreciation)	$ (40,657)
Cost for federal income tax purposes	$ 3,522,529

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The funds may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, each applicable fund will receive a payment from the counterparty. To the extent it is less, each applicable fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $494,310 and $694,697, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation. The Tactical Income Central Investment Portfolio and Floating Rate Central Investment Portfolio seek a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $16,167 for the period.

On November 12, 2004, the fund completed a non-taxable exchange of securities with a value, including accrued interest, of $266,014 (which included $15,703 of unrealized appreciation) for 2,660 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Investment Portfolio 1, an affiliated entity. On December 17, 2004, the fund completed a non-taxable exchange of securities with a value, including accrued interest, of $217,994 (which included $4,799 of unrealized appreciation) for 2,180 shares (each then valued at $100.00 per share) of the Fidelity Tactical Income Central Investment Portfolio, an affiliated entity. These are considered non-taxable exchanges for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $182 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4 and $35, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central funds as of March 31, 2005 which are investments of Fidelity Asset Manager: Growth.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 93.8%
	Principal Amount	Value
Automotive - 6.4%
Accuride Corp. term loan 5.2869% 1/31/12 (a)	$ 2,940,000	$ 2,954,700
AM General LLC Tranche B1, term loan 7.1472% 11/1/11 (a)	3,950,000	4,048,750
Goodyear Tire & Rubber Co. Tranche B, term loan 9.25% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,360,100
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,802,080
		21,814,302
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 4.5% 3/28/10 (a)	2,000,000	2,025,000
Tranche F, term loan 4.25% 3/28/10 (a)	985,000	998,544
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,919,500
		6,943,044
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 5.125% 12/23/11 (a)	1,216,950	1,235,204
Cable TV - 7.3%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,646,179
Mediacom LLC Tranche B, term loan 4.9946% 3/31/13 (a)	2,992,500	3,048,609
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (a)	3,940,000	3,979,400
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
WideOpenWest Illinois, Inc. Tranche B, term loan 9.25% 6/22/11 (a)	2,600,000	2,626,000
		24,847,438
Floating Rate Loans (b) - continued
	Principal Amount	Value
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 4.9903% 1/27/12 (a)	$ 1,980,000	$ 2,014,650
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,030,000
Hexcel Corp. Tranche B, term loan 4.625% 3/1/12 (a)	450,000	456,188
		5,500,838
Chemicals - 2.4%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	563,995
5.625% 4/6/11 (a)	2,342,430	2,377,567
Mosaic Co. Tranche B, term loan 4.8894% 2/21/12 (a)	1,900,000	1,926,125
PQ Corp. term loan 4.75% 2/11/12 (a)	3,300,000	3,357,750
		8,225,437
Consumer Products - 2.6%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	405,500
Central Garden & Pet Co. Tranche B, term loan 4.566% 5/14/09 (a)	398,991	402,981
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (a)	548,625	554,111
Fender Musical Instrument Corp. Tranche B, term loan 7% 5/16/12 (a)	810,000	818,100
Hunter Fan Co. term loan 5.35% 3/23/12 (a)	700,000	712,285
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Oreck Corp. term loan 5.85% 2/2/12 (a)	997,500	1,016,203
Rayovac Corp. term loan 4.7513% 2/7/12 (a)	500,000	506,875
Simmons Bedding Co. Tranche C, term loan 5.8275% 12/19/11 (a)	2,000,000	2,030,000
		8,724,180
Diversified Financial Services - 0.9%
Refco Finance Holdings LLC term loan 4.85% 8/5/11 (a)	2,990,741	3,024,387
Diversified Media - 1.2%
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (a)	962,500	968,516
Tranche C, term loan 4.5313% 6/30/10 (a)	2,992,500	3,029,906
		3,998,422
Floating Rate Loans (b) - continued
	Principal Amount	Value
Electric Utilities - 2.6%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	$ 1,706,250	$ 1,731,844
term loan 5.2532% 12/24/11 (a)	2,188,266	2,221,090
Reliant Energy, Inc. term loan 6.0223% 4/30/10 (a)	2,000,000	2,017,500
Texas Genco LLC term loan 5.0187% 12/14/11 (a)	2,992,500	3,033,647
		9,004,081
Energy - 4.7%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,060,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,100,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,055,000
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,019,290
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	914,625
		16,148,915
Environmental - 1.3%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (a)	2,152,703	2,166,157
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (a)	797,297	802,280
Envirocare of Utah, Inc. term loan 7.5% 1/31/10 (a)	1,600,000	1,600,000
		4,568,437
Food/Beverage/Tobacco - 2.7%
Commonwealth Brands, Inc. term loan 6.1875% 8/28/07 (a)	210,219	214,423
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	6,438,958	6,538,762
Herbalife International, Inc. term loan 5.16% 12/21/10 (a)	1,995,000	2,004,975
National Dairy Holdings LP term loan 4.83% 3/15/12 (a)	360,000	362,250
		9,120,410
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 5.1048% 12/17/11 (a)	2,187,019	2,214,356
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	407,000
Isle of Capri Casinos, Inc. term loan 4.5267% 2/3/11 (a)	199,500	202,493
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - continued
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	$ 3,990,000	$ 4,039,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 4.5293% 4/29/12 (a)	800,000	816,000
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	909,000
		8,588,724
Healthcare - 11.8%
Advanced Medical Optics, Inc. term loan 4.8427% 6/25/09 (a)	200,000	203,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3214% 2/7/12 (a)	3,300,000	3,337,125
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,984,987	4,049,744
HCA, Inc. term loan 3.85% 11/9/09 (a)	8,000,000	7,969,996
HealthSouth Corp.:
Credit-Linked Deposit 5.6% 6/14/07 (a)	807,500	815,575
term loan 7% 6/14/07 (a)	2,992,500	3,007,463
Newquest, Inc. Tranche A, term loan 7.75% 3/1/11 (a)	500,000	506,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	7,052,325
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,005,000
Vicar Operating, Inc. Tranche F, term loan 4.625% 9/30/08 (a)	5,039,917	5,090,317
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (a)	4,000,000	4,040,000
		40,076,795
Homebuilding/Real Estate - 6.1%
CB Richard Ellis Services, Inc. term loan 4.8539% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (a)	5,986,546	6,091,310
Lake Las Vegas LLC Tranche 1, term loan 5.4585% 11/1/09 (a)	3,946,622	4,005,822
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (a)	4,000,000	4,040,000
Maguire Properties, Inc. Tranche B, term loan 6.5% 3/15/10 (a)	5,000,000	5,050,000
		20,659,727
Floating Rate Loans (b) - continued
	Principal Amount	Value
Hotels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.1% 10/9/06 (a)	$ 5,409,091	$ 5,422,614
Insurance - 1.5%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Metals/Mining - 3.2%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	500,000	507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	3,738,462	3,794,538
Peabody Energy Corp. term loan 4.2926% 3/21/10 (a)	2,963,943	2,982,468
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.25% 3/18/11 (a)	3,700,000	3,737,000
		11,021,506
Paper - 3.4%
Georgia-Pacific Corp. term loan 4.36% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,995,379
Credit-Linked Deposit 4.44% 5/7/11 (a)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	666,575
Tranche B, term loan 4.7772% 11/1/11 (a)	5,234,327	5,325,928
Tranche C, term loan 4.875% 11/1/11 (a)	1,932,681	1,966,503
		11,567,128
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.85% 11/9/11 (a)	1,981,500	1,983,977
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.6592% 9/9/10 (a)	6,785,182	6,912,405
Liberty Group Operating, Inc. Tranche B, term loan 7.25% 2/28/12 (a)	200,000	203,000
R.H. Donnelley Corp. Tranche B2, term loan 4.7286% 6/30/11 (a)	4,319,795	4,389,991
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (a)	1,651,376	1,672,018
		15,161,391
Railroad - 1.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.5325% 3/30/08 (a)	2,793,000	2,834,895
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,985,314	3,033,825
		5,868,720
Floating Rate Loans (b) - continued
	Principal Amount	Value
Restaurants - 2.9%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	$ 4,809,121	$ 4,869,235
Jack in the Box, Inc. term loan 4.7463% 1/8/11 (a)	3,133,572	3,184,492
Landry's Seafood Restaurants, Inc. term loan 4.5303% 12/28/10 (a)	1,461,338	1,483,258
Ruth's Chris Steak House, Inc. term loan 7.75% 3/11/11 (a)	488,095	492,976
		10,029,961
Services - 7.0%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 3.6875% 4/2/11 (a)	3,731,641	3,768,958
Tranche R, term loan 4.5625% 4/2/11 (a)	4,983,333	5,033,167
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (a)	4,076,852	4,107,428
Rural/Metro Corp.:
Credit-Linked Deposit 5.25% 3/4/11 (a)	520,882	527,393
term loan 5.43% 3/4/11 (a)	2,009,118	2,034,232
United Rentals, Inc.:
term loan 5.1048% 2/14/11 (a)	2,851,179	2,904,639
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	586,796
Worldspan LP/WS Financing Corp. term loan 7.5% 2/11/10 (a)	2,000,000	2,000,000
		23,814,375
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.6013% 1/30/11 (a)	250,000	253,125
Technology - 3.9%
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,086,165
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.51% 3/9/13 (a)	6,200,000	6,215,500
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	3,026,166
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	508,125
		13,439,956
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - 7.4%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	$ 7,100,000	$ 7,197,625
Conversant Holdings, Inc. Tranche B, term loan 6.6206% 3/31/11 (a)	2,000,000	2,005,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,252,806	3,293,467
New Skies Satellites BV term loan 5.2235% 5/2/11 (a)	2,420,609	2,453,892
NTELOS, Inc.:
term loan 7.85% 2/24/12 (a)	200,000	202,750
Tranche B, term loan 5.3548% 8/24/11 (a)	997,500	1,002,488
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,135,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	2,019,938
Triton PCS, Inc. term loan 6.1048% 11/18/09 (a)	1,995,000	2,032,406
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.2433% 2/14/12 (a)	800,000	811,000
		25,153,566
Textiles & Apparel - 0.2%
St. John Knits International, Inc. Tranche B, term loan 5.625% 3/23/12 (a)	500,000	506,250
TOTAL FLOATING RATE LOANS (Cost $318,526,563)		319,731,433
Nonconvertible Bonds - 5.6%

Diversified Financial Services - 2.3%
General Motors Acceptance Corp.:
3.92% 10/20/05 (a)	5,000,000	4,988,575
4.2025% 9/23/08 (a)	3,000,000	2,738,649
		7,727,224
Technology - 1.5%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,062,500
Telecommunications - 1.8%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,195,000
TOTAL NONCONVERTIBLE BONDS (Cost $19,311,680)		18,984,724
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $10,376,000)	$ 10,376,828	$ 10,376,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $348,214,243)		349,092,157
NET OTHER ASSETS - (2.4)%		(8,242,892)
NET ASSETS - 100%		$ 340,849,265
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Semiannual Report

Fidelity High-Income Central Investment Portfolio 1
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.7%
	Principal Amount	Value
Aerospace - 0.8%
L-3 Communications Corp. 5.875% 1/15/15	$ 1,585,000	$ 1,525,563
Orbital Sciences Corp. 9% 7/15/11	2,930,000	3,215,675
Primus International, Inc. 10.5% 4/15/09 (d)	3,735,000	3,921,750
		8,662,988
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	793,013
7.324% 4/15/11	1,395,000	1,171,800
7.377% 5/23/19	4,450,430	2,937,284
7.379% 5/23/16	4,219,969	2,785,180
7.8% 4/1/08	4,165,000	3,748,500
10.18% 1/2/13	1,640,000	1,115,200
AMR Corp. 10.2% 3/15/20	25,000	16,250
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	129,374	89,268
7.9% 12/15/09	7,040,000	2,710,400
8.3% 12/15/29	10,280,000	3,315,300
9.5% 11/18/08 (d)	2,905,000	2,469,250
10% 8/15/08	2,255,000	980,925
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,190,000	1,109,212
7.711% 9/18/11	590,000	324,500
7.92% 5/18/12	2,830,000	1,556,500
Northwest Airlines Corp. 10% 2/1/09	3,010,000	1,926,400
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	1,462,817	1,170,254
7.626% 4/1/10	881,950	723,199
7.67% 1/2/15	2,939,248	2,204,436
7.691% 4/1/17	84,331	67,465
7.95% 9/1/16	69,862	57,287
8.07% 1/2/15	840,619	470,747
		31,742,370
Automotive - 1.4%
Accuride Corp. 8.5% 2/1/15 (d)	3,790,000	3,714,200
Delco Remy International, Inc. 9.375% 4/15/12	4,685,000	3,982,250
Navistar International Corp.:
6.25% 3/1/12 (d)	2,460,000	2,324,700
7.5% 6/15/11	2,440,000	2,458,300
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	2,405,000	2,338,863
		14,818,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	$ 8,060,000	$ 8,785,400
Broadcasting - 0.5%
Gray Television, Inc. 9.25% 12/15/11	2,765,000	2,986,200
Paxson Communications Corp. 0% 1/15/09 (c)	1,975,000	1,836,750
		4,822,950
Building Materials - 2.2%
Anixter International, Inc. 5.95% 3/1/15	2,450,000	2,388,750
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	2,920,000	2,890,800
7.875% 12/15/12 (d)	2,370,000	2,180,400
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	5,865,000	3,343,050
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,752,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	3,720,000	2,008,800
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,242,875
		22,806,675
Cable TV - 3.3%
Cablevision Systems Corp.:
6.6688% 4/1/09 (d)(e)	2,870,000	3,042,200
8% 4/15/12 (d)	2,440,000	2,488,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,325,000	1,437,625
EchoStar DBS Corp.:
5.75% 10/1/08	14,780,000	14,521,350
6.625% 10/1/14 (d)	460,000	442,750
GCI, Inc. 7.25% 2/15/14	5,225,000	5,094,375
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	960,000	1,022,400
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,884,219
Telenet Group Holding NV 0% 6/15/14 (c)(d)	5,550,000	4,190,250
		34,123,969
Capital Goods - 3.0%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	3,825,000	4,169,250
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,744,063
Invensys PLC 9.875% 3/15/11 (d)	12,270,000	12,270,000
Leucadia National Corp. 7% 8/15/13	4,630,000	4,630,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	2,735,000	2,536,713
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	3,057,600
		31,407,626
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 3.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	$ 1,769,000	$ 2,016,660
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)	2,740,000	2,822,200
Equistar Chemicals LP 7.55% 2/15/26	3,685,000	3,537,600
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,427,813
10.125% 9/1/08	2,515,000	2,760,213
Huntsman International LLC 7.375% 1/1/15 (d)	2,970,000	2,970,000
Huntsman LLC 9.91% 7/15/11 (d)(e)	5,660,000	6,056,200
Methanex Corp. yankee 7.75% 8/15/05	1,595,000	1,610,950
Millennium America, Inc. 9.25% 6/15/08	5,350,000	5,778,000
NOVA Chemicals Corp.:
6.5% 1/15/12	4,035,000	4,125,788
7.4% 4/1/09	2,370,000	2,476,650
		36,582,074
Consumer Products - 1.0%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	3,910,000	3,812,250
Jostens Holding Corp. 0% 12/1/13 (c)	3,135,000	2,288,550
Jostens IH Corp. 7.625% 10/1/12	530,000	530,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (d)	3,880,000	3,836,350
		10,467,150
Containers - 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,345,000	3,813,300
BWAY Corp. 10% 10/15/10	3,370,000	3,487,950
Crown Cork & Seal, Inc. 8% 4/15/23	139,000	133,440
Crown European Holdings SA:
9.5% 3/1/11	555,000	610,500
10.875% 3/1/13	4,190,000	4,860,400
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,090,000	2,225,850
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,243,500
7.5% 5/15/10	3,400,000	3,485,000
		22,859,940
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,330,000	977,550
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,564,100
		7,056,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 4.8%
AES Corp.:
7.75% 3/1/14	$ 1,150,000	$ 1,184,500
8.75% 6/15/08	1,235,000	1,290,575
8.875% 2/15/11	2,334,000	2,523,638
9.375% 9/15/10	1,509,000	1,661,786
9.5% 6/1/09	3,426,000	3,734,340
AES Gener SA 7.5% 3/25/14	3,915,000	3,856,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)	1,945,000	1,974,175
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,691,188
7.5% 1/15/09	1,160,000	1,190,450
8.9% 7/15/08	2,770,000	2,956,975
9.875% 10/15/07	4,495,000	4,854,600
Mirant Americas Generation LLC:
8.5% 10/1/21 (b)	2,385,000	2,551,950
9.125% 5/1/31 (b)	2,370,000	2,559,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,151,350
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	595,000	624,750
NRG Energy, Inc. 8% 12/15/13 (d)	4,692,000	4,973,520
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,235,000
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,634,775
TECO Energy, Inc.:
7.2% 5/1/11	2,485,000	2,621,675
10.5% 12/1/07	1,150,000	1,293,750
		50,564,872
Energy - 6.1%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	548,600
7.75% 1/15/15	2,205,000	2,326,275
9% 8/15/12	525,000	586,031
El Paso Energy Corp.:
6.95% 12/15/07	1,630,000	1,634,075
7.75% 1/15/32	1,650,000	1,557,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	76,500
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,664,200
8.625% 12/15/10	2,990,000	3,229,200
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,205,000	5,881,650
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,743,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Parker Drilling Co.:
7.66% 9/1/10 (e)	$ 4,600,000	$ 4,669,000
9.625% 10/1/13	1,225,000	1,347,500
Pride International, Inc. 7.375% 7/15/14	795,000	858,600
Range Resources Corp.:
6.375% 3/15/15 (d)	2,800,000	2,758,000
7.375% 7/15/13	5,235,000	5,444,400
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,259,238
7.625% 7/15/11	3,820,000	3,743,600
Stone Energy Corp. 6.75% 12/15/14	2,380,000	2,296,700
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,707,463
6.5% 5/15/06	980,000	983,675
6.5% 6/1/08	470,000	457,663
7.5% 8/15/06	1,610,000	1,638,175
7.75% 6/15/10	5,960,000	5,937,650
		64,348,783
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	4,800,000	3,408,000
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,085,000	2,784,213
6.375% 4/15/11	1,780,000	1,637,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,582,350
		10,004,163
Food and Drug Retail - 1.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12	1,340,000	1,363,450
8.5% 8/1/14	3,565,000	3,458,050
Rite Aid Corp.:
6.875% 8/15/13	835,000	764,025
8.125% 5/1/10	800,000	816,000
9.25% 6/1/13	2,855,000	2,769,350
9.5% 2/15/11	1,615,000	1,711,900
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,345,400
		18,217,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. 8% 10/1/11	$ 1,900,000	$ 1,980,750
Dole Food Co., Inc. 7.25% 6/15/10	3,125,000	3,187,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,193,000
Smithfield Foods, Inc.:
7% 8/1/11	3,575,000	3,664,375
7.625% 2/15/08	1,605,000	1,657,163
7.75% 5/15/13	75,000	79,500
8% 10/15/09	605,000	647,350
UAP Holding Corp. 0% 7/15/12 (c)	2,700,000	2,146,500
United Agriculture Products, Inc. 9% 12/15/11	2,266,000	2,356,640
		17,912,778
Gaming - 4.3%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,468,125
9.375% 2/15/10	700,000	775,250
10.25% 8/1/07	2,485,000	2,702,438
MGM MIRAGE:
6% 10/1/09	6,360,000	6,280,500
6.75% 9/1/12	245,000	246,225
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (d)	1,390,000	1,369,150
6.375% 7/15/09	6,185,000	6,169,538
7.125% 8/15/14	1,480,000	1,480,000
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,860,000
Penn National Gaming, Inc. 6.75% 3/1/15 (d)	2,630,000	2,577,400
Scientific Games Corp. 6.25% 12/15/12 (d)	2,660,000	2,620,100
Seneca Gaming Corp. 7.25% 5/1/12	3,945,000	3,984,450
Station Casinos, Inc.:
6% 4/1/12	570,000	564,300
6.875% 3/1/16	960,000	955,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	1,250,000	812,500
9% 1/15/12 (d)	1,725,000	1,811,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,272,625
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	1,610,000	1,537,550
		44,486,601
Healthcare - 6.2%
AmerisourceBergen Corp. 7.25% 11/15/12	1,075,000	1,166,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	$ 1,870,000	$ 1,949,475
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	10,575,000	6,239,250
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,257,700
DaVita, Inc. 6.625% 3/15/13 (d)	3,390,000	3,356,100
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)	890,000	671,950
Fisher Scientific International, Inc. 8.125% 5/1/12	890,000	948,420
Genesis HealthCare Corp. 8% 10/15/13	3,385,000	3,698,113
HCA, Inc.:
5.5% 12/1/09	6,330,000	6,227,391
6.375% 1/15/15	395,000	392,041
Mayne Group Ltd. 5.875% 12/1/11 (d)	5,075,000	4,935,438
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,691,400
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,235,675
Psychiatric Solutions, Inc. 10.625% 6/15/13	2,500,000	2,762,500
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,961,450
Service Corp. International (SCI):
6.75% 4/1/16	965,000	926,400
6.875% 10/1/07	1,570,000	1,589,625
7.7% 4/15/09	1,265,000	1,302,950
Tenet Healthcare Corp.:
6.375% 12/1/11	4,155,000	3,843,375
7.375% 2/1/13	445,000	418,300
		64,515,428
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	2,830,000	2,773,400
8.125% 6/1/12	5,920,000	6,068,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	790,000	768,275
6.25% 1/15/15 (d)	1,215,000	1,169,438
8.875% 4/1/12	3,840,000	4,032,000
KB Home 7.75% 2/1/10	6,055,000	6,357,750
Meritage Homes Corp. 6.25% 3/15/15 (d)	3,655,000	3,426,563
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
6.5% 10/1/08	390,000	393,900
6.875% 5/15/11	1,925,000	1,968,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
9.25% 4/15/12	$ 845,000	$ 946,400
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	734,400
7.5% 1/15/15	2,145,000	1,973,400
9% 7/1/10	125,000	130,625
10.375% 7/1/12	100,000	108,000
WCI Communities, Inc.:
6.625% 3/15/15 (d)	2,860,000	2,659,800
7.875% 10/1/13	4,665,000	4,734,975
		40,779,639
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,630,000	3,865,950
Host Marriott LP:
6.375% 3/15/15 (d)	2,900,000	2,784,000
7.125% 11/1/13	1,830,000	1,825,425
ITT Corp. 7.375% 11/15/15	1,270,000	1,377,950
La Quinta Properties, Inc. 7% 8/15/12	4,380,000	4,412,850
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	955,000	1,045,725
		15,311,900
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,993,038
Leisure - 0.9%
Speedway Motorsports, Inc. 6.75% 6/1/13	985,000	994,850
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	2,690,000	1,600,550
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,424,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,505,000	1,715,700
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)	3,170,000	3,280,950
		9,016,850
Metals/Mining - 2.2%
Century Aluminum Co. 7.5% 8/15/14	1,635,000	1,684,050
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,060,000	911,600
0% 6/1/13 (c)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14	970,000	956,663
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,096,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Vedanta Resources PLC 6.625% 2/22/10 (d)	$ 4,225,000	$ 4,045,438
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,365,000	5,311,350
		22,666,276
Paper - 0.5%
Abitibi-Consolidated, Inc. 8.375% 4/1/15	970,000	959,088
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,934,900
8.125% 5/15/11	50,000	55,250
8.875% 2/1/10	225,000	252,000
		5,201,238
Publishing/Printing - 1.1%
Houghton Mifflin Co. 9.875% 2/1/13	3,880,000	3,996,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,191,975
		11,188,375
Railroad - 1.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,075,000	4,156,500
9.5% 10/1/08	220,000	239,250
TFM SA de CV yankee:
10.25% 6/15/07	1,310,000	1,375,500
11.75% 6/15/09	8,030,000	8,030,000
		13,801,250
Restaurants - 0.7%
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,600,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	3,450,000	3,385,313
		6,985,813
Services - 1.0%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	396,000
8.625% 4/1/13	3,765,000	3,840,300
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	3,610,000	1,805,000
9.875% 3/15/15 (d)	820,000	820,000
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)	3,900,000	3,783,000
		10,644,300
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	11,008,550
OMI Corp. 7.625% 12/1/13	7,645,000	7,797,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 17,621,978
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	11,992,750
		48,421,178
Steels - 1.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,683,500
CSN Islands VII Corp. 10.75% 9/12/08 (d)	3,090,000	3,399,000
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	385,000	398,475
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	6,736,800
Ryerson Tull, Inc. 8.25% 12/15/11	2,955,000	2,829,413
		17,047,188
Super Retail - 3.2%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,570,000	1,515,050
9% 6/15/12	5,420,000	5,528,400
Buhrmann US, Inc. 7.875% 3/1/15 (d)	2,395,000	2,395,000
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,804,475
7.6% 4/1/07	990,000	1,009,800
NBC Acquisition Corp. 0% 3/15/13 (c)	6,590,000	4,711,850
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,344,075
Saks, Inc.:
7.5% 12/1/10	3,605,000	3,496,850
9.875% 10/1/11	3,235,000	3,493,800
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,494,500
		33,793,800
Technology - 5.8%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)	3,155,000	3,076,125
Celestica, Inc. 7.875% 7/1/11	9,430,000	9,524,300
Flextronics International Ltd.:
6.25% 11/15/14	4,730,000	4,517,150
6.5% 5/15/13	325,000	320,125
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,485,000	3,572,125
7.125% 7/15/14	395,000	408,825
Lucent Technologies, Inc.:
6.45% 3/15/29	2,075,000	1,789,688
6.5% 1/15/28	1,050,000	903,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (d)(e)	2,810,000	2,838,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (d)	$ 540,000	$ 550,800
Micron Technology, Inc. 6.5% 9/30/05 (f)	11,761,905	11,703,095
Sanmina-SCI Corp.:
6.75% 3/1/13 (d)	2,910,000	2,713,575
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,545,000	5,600,450
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,667,625
7.125% 6/15/10	5,235,000	5,405,138
9.75% 1/15/09	920,000	1,037,300
		60,791,921
Telecommunications - 10.2%
American Tower Corp. 7.125% 10/15/12	4,260,000	4,238,700
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	2,070,000	2,111,400
Empresa Brasileira de Telecomm SA 11% 12/15/08	3,220,000	3,558,100
Intelsat Ltd.:
5.25% 11/1/08	975,000	894,563
6.5% 11/1/13	5,005,000	4,016,513
7.625% 4/15/12	2,185,000	1,906,413
7.7938% 1/15/12 (d)(e)	4,830,000	4,854,150
MCI, Inc. 8.735% 5/1/14 (e)	5,170,000	5,687,000
Millicom International Cellular SA 10% 12/1/13 (d)	8,805,000	8,871,038
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,980,000	3,951,535
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,755,000	1,776,938
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,891,606
6.875% 10/31/13	4,970,000	5,168,800
PanAmSat Corp. 9% 8/15/14	4,630,000	4,884,650
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,059,200
7.25% 2/15/11	6,745,000	6,340,300
7.75% 2/15/31	1,350,000	1,120,500
7.9% 8/15/10	4,495,000	4,303,963
Qwest Corp.:
7.875% 9/1/11 (d)	2,575,000	2,658,688
9.125% 3/15/12 (d)	85,000	92,438
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,780,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Rogers Communications, Inc.: - continued
8% 12/15/12	$ 4,020,000	$ 4,140,600
9.625% 5/1/11	3,350,000	3,785,500
SBA Communications Corp. 8.5% 12/1/12 (d)	5,335,000	5,535,063
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	493,000	483,140
Time Warner Telecom, Inc. 10.125% 2/1/11	1,310,000	1,277,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,158,710
U.S. West Communications:
6.875% 9/15/33	3,960,000	3,435,300
7.2% 11/10/26	1,805,000	1,624,500
7.25% 9/15/25	955,000	897,700
7.5% 6/15/23	2,415,000	2,221,800
		106,726,158
Textiles & Apparel - 1.3%
Levi Strauss & Co.:
7.73% 4/1/12 (d)(e)	3,055,000	3,009,175
9.75% 1/15/15 (d)	5,135,000	5,057,975
12.25% 12/15/12	4,270,000	4,643,625
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,220,000	1,220,000
		13,930,775
TOTAL NONCONVERTIBLE BONDS (Cost $917,858,257)		927,894,554
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (d)(e) (Cost $1,034,932)	1,349,194	1,173,799
Common Stocks - 0.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(d)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)	1,364	22,861
Common Stocks - continued
	Shares	Value
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (f)	144,445	$ 1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Floating Rate Loans - 5.7%
	Principal Amount
Cable TV - 0.4%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (e)	$ 4,150,000	4,191,500
Electric Utilities - 1.5%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (e)	5,890,000	6,007,800
13.5% 4/16/12 (e)	2,880,000	2,952,000
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)	288,859	293,192
		15,709,856
Energy - 0.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	5,120,700	5,171,907
term loan 5.625% 11/22/09 (e)	3,843,405	3,886,643
		9,058,550
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 4.94% 11/12/07 (e)	6,073,622	6,126,766
Tranche B, term loan 5.1% 11/12/08 (e)	6,086,322	6,192,832
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (e)	2,150,000	2,171,500
Tranche B, term loan:
5.81% 2/3/08 (e)	4,400,000	4,444,000
8.06% 2/3/08 (e)	2,200,000	2,233,000
		21,168,098
Hotels - 0.1%
Wyndham International, Inc. term loan 7.5625% 6/30/06 (e)	877,688	877,688
Services - 0.2%
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (e)	2,287,248	2,304,402
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 0.4%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.51% 3/9/11 (e)	$ 3,080,000	$ 3,080,000
Tranche B, term loan 4.51% 3/9/13 (e)	1,660,000	1,664,150
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (e)	9,650	9,759
		4,753,909
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,700,000	1,704,250
TOTAL FLOATING RATE LOANS (Cost $59,121,656)		59,768,253
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $31,498,000)	$ 31,500,513	31,498,000
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,015,444,788)		1,021,853,498
NET OTHER ASSETS - 2.3%		24,001,689
NET ASSETS - 100%		$ 1,045,855,187
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $206,232,970 or 19.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,220,962 or 1.3% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	$ 13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 9,709,464
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.2%
Canada	4.3%
Marshall Islands	2.9%
Bermuda	2.9%
United Kingdom	1.6%
Luxembourg	1.4%
Mexico	1.3%
Others (individually less than 1%)	3.4%
100.0%

Semiannual Report

Fidelity Tactical Income Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.8%
		Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.0%
Ford Motor Co.:
6.625% 10/1/28		$ 1,115,000	$ 935,266
7.45% 7/16/31		16,780,000	15,178,936
General Motors Corp.:
8.25% 7/15/23		13,340,000	11,523,546
8.375% 7/15/33		4,545,000	3,889,302
			31,527,050
Media - 0.8%
Continental Cablevision, Inc. 9% 9/1/08		3,850,000	4,335,959
Cox Communications, Inc. 7.125% 10/1/12		4,325,000	4,716,819
Liberty Media Corp. 8.25% 2/1/30		8,580,000	8,700,386
News America, Inc. 6.2% 12/15/34 (b)		7,700,000	7,613,498
			25,366,662
TOTAL CONSUMER DISCRETIONARY			56,893,712
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11		3,000,000	3,297,054
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Petronas Capital Ltd. 7% 5/22/12 (b)		3,950,000	4,352,477
Oil & Gas - 1.8%
Amerada Hess Corp.:
6.65% 8/15/11		2,770,000	2,966,401
7.125% 3/15/33		2,030,000	2,257,397
7.375% 10/1/09		2,459,000	2,696,384
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)		5,220,000	5,184,154
Enterprise Products Operating LP:
4% 10/15/07		3,815,000	3,734,980
5.75% 3/1/35 (b)		4,000,000	3,606,340
Kinder Morgan Energy Partners LP 5.8% 3/15/35		1,810,000	1,714,260
Nexen, Inc. 5.875% 3/10/35		8,615,000	8,240,075
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)		6,745,000	7,748,211
The Coastal Corp.:
7.75% 10/15/35		1,990,000	1,850,700
9.625% 5/15/12		7,730,000	8,425,700
Nonconvertible Bonds - continued
		Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.:
7.125% 9/1/11		$ 4,390,000	$ 4,582,063
7.5% 1/15/31		3,670,000	3,853,500
			56,860,165
TOTAL ENERGY			61,212,642
FINANCIALS - 9.3%
Capital Markets - 0.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)		4,370,000	4,191,503
4.25% 9/4/12 (f)		4,285,000	4,240,753
Merrill Lynch & Co., Inc. 4.25% 2/8/10		4,590,000	4,467,961
Morgan Stanley 4.75% 4/1/14		4,800,000	4,570,171
			17,470,388
Commercial Banks - 2.0%
Bank of America Corp.:
7.4% 1/15/11		10,286,000	11,595,860
7.8% 2/15/10		14,984,000	16,961,483
Banponce Corp. 6.75% 12/15/05		3,570,000	3,630,365
Export-Import Bank of Korea:
4.125% 2/10/09 (b)		1,485,000	1,446,228
5.25% 2/10/14 (b)		2,560,000	2,537,336
Korea Development Bank:
3.875% 3/2/09		9,700,000	9,351,227
4.75% 7/20/09		3,520,000	3,497,391
Wachovia Bank NA 4.875% 2/1/15		11,000,000	10,700,470
Wachovia Corp. 5.25% 8/1/14		4,800,000	4,813,666
			64,534,026
Consumer Finance - 1.7%
Capital One Bank:
4.875% 5/15/08		1,800,000	1,812,940
6.5% 6/13/13		4,545,000	4,880,489
8.25% 6/15/05		6,200,000	6,257,251
Capital One Financial Corp. 4.8% 2/21/12		1,900,000	1,845,552
General Electric Capital Corp. 3.5% 5/1/08		500,000	486,669
General Motors Acceptance Corp.:
4.75% 5/19/05 (f)		3,655,000	3,656,652
5.11% 12/1/14 (f)		1,200,000	1,030,849
Nonconvertible Bonds - continued
		Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
5.25% 5/16/05		$ 9,000,000	$ 9,016,632
Household Finance Corp.:
4.125% 11/16/09		7,450,000	7,243,777
5.875% 2/1/09		730,000	759,610
6.375% 11/27/12		4,570,000	4,941,217
Household International, Inc. 8.875% 2/15/08		8,550,000	8,893,308
HSBC Finance Corp. 6.75% 5/15/11		1,575,000	1,724,204
MBNA Corp. 6.25% 1/17/07		3,670,000	3,789,411
			56,338,561
Diversified Financial Services - 1.3%
J.P. Morgan Chase & Co. 6.75% 2/1/11		29,515,000	32,313,612
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)		3,900,000	3,951,870
Prime Property Funding II 6.25% 5/15/07 (b)		4,795,000	4,976,754
			41,242,236
Insurance - 1.0%
Axis Capital Holdings Ltd. 5.75% 12/1/14		3,225,000	3,266,190
Oil Insurance Ltd. 5.15% 8/15/33 (b)(f)		3,625,000	3,637,956
Principal Life Global Funding I 5.125% 6/28/07 (b)		18,600,000	18,863,116
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)		3,285,000	3,242,403
The Chubb Corp. 6.15% 8/15/05		3,184,000	3,210,516
			32,220,181
Real Estate - 1.6%
CarrAmerica Realty Corp. 5.25% 11/30/07		4,275,000	4,327,766
CenterPoint Properties Trust:
4.75% 8/1/10		2,950,000	2,906,166
5.25% 7/15/11		5,000,000	4,974,845
Colonial Properties Trust 4.75% 2/1/10		3,325,000	3,269,216
EOP Operating LP:
4.65% 10/1/10		2,375,000	2,321,563
6.763% 6/15/07		10,075,000	10,530,219
7.75% 11/15/07		9,645,000	10,378,907
Gables Realty LP 5.75% 7/15/07		1,450,000	1,486,923
Mack-Cali Realty LP 7.25% 3/15/09		2,800,000	3,017,179
Simon Property Group LP 4.875% 8/15/10		7,325,000	7,243,063
			50,455,847
Thrifts & Mortgage Finance - 1.2%
Abbey National PLC 6.69% 10/17/05		5,000,000	5,082,630
Nonconvertible Bonds - continued
		Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc. 4% 3/22/11		$ 3,500,000	$ 3,313,702
Independence Community Bank Corp. 3.75% 4/1/14 (f)		2,870,000	2,715,270
Washington Mutual Bank 5.125% 1/15/15		6,600,000	6,427,879
Washington Mutual, Inc.:
2.4% 11/3/05		7,355,000	7,298,697
4.625% 4/1/14		13,600,000	12,847,825
			37,686,003
TOTAL FINANCIALS			299,947,242
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)		1,900,000	1,596,000
7.45% 5/1/34 (b)		7,300,000	5,949,500
			7,545,500
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10		99,065	100,225
6.978% 10/1/12		1,386,791	1,403,440
Continental Airlines, Inc. pass thru trust certificates 6.32% 11/1/08		635,000	624,260
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		11,200,000	10,439,642
			12,567,567
Commercial Services & Supplies - 0.1%
International Lease Financial Corp. 4.75% 7/1/09		3,210,000	3,211,817
TOTAL INDUSTRIALS			23,324,884
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09		1,660,000	1,786,626
MATERIALS - 0.6%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09		2,545,000	2,507,031
Nonconvertible Bonds - continued
		Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.: - continued
5.5% 10/1/14		$ 1,185,000	$ 1,186,727
6.5% 10/1/34		2,145,000	2,240,585
			5,934,343
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)		2,620,000	2,805,960
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06		9,125,000	9,490,000
International Paper Co. 4.25% 1/15/09		1,075,000	1,060,403
			10,550,403
TOTAL MATERIALS			19,290,706
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
BellSouth Corp. 6.55% 6/15/34		5,800,000	6,206,203
British Telecommunications PLC 8.875% 12/15/30		5,575,000	7,428,626
France Telecom SA 8% 3/1/11 (a)		2,455,000	2,809,099
KT Corp. 5.875% 6/24/14 (b)		3,275,000	3,368,292
SBC Communications, Inc. 4.125% 9/15/09		7,445,000	7,241,178
Sprint Capital Corp.:
6.875% 11/15/28		2,075,000	2,221,476
8.375% 3/15/12		2,350,000	2,746,440
Telecom Italia Capital:
4% 11/15/08		3,175,000	3,091,980
4% 1/15/10 (b)		2,565,000	2,452,189
5.25% 11/15/13		2,500,000	2,469,898
TELUS Corp. yankee 8% 6/1/11		13,415,000	15,535,040
Verizon Global Funding Corp. 7.25% 12/1/10		7,758,000	8,609,603
			64,180,024
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.875% 3/1/11		4,850,000	5,516,356
TOTAL TELECOMMUNICATION SERVICES			69,696,380
Nonconvertible Bonds - continued
		Principal Amount	Value
UTILITIES - 1.2%
Electric Utilities - 0.9%
Duke Capital LLC:
4.37% 3/1/09		$ 2,825,000	$ 2,777,164
6.25% 2/15/13		4,500,000	4,748,594
Exelon Generation Co. LLC 5.35% 1/15/14		10,500,000	10,538,493
Monongahela Power Co. 5% 10/1/06		3,890,000	3,913,289
Progress Energy, Inc. 7.1% 3/1/11		7,470,000	8,192,820
			30,170,360
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10		1,130,000	1,288,627
Multi-Utilities & Unregulated Power - 0.3%
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07		3,235,000	3,242,667
5.875% 10/1/12		4,430,000	4,600,706
			7,843,373
TOTAL UTILITIES			39,302,360
TOTAL NONCONVERTIBLE BONDS (Cost $571,794,084)			574,751,606
U.S. Government and Government Agency Obligations - 22.0%

U.S. Government Agency Obligations - 11.8%
Fannie Mae:
2.5% 6/15/06		100,574,000	99,023,652
3.25% 8/15/08		1,035,000	1,001,106
3.625% 3/15/07		21,232,000	21,087,983
6.25% 2/1/11		53,700,000	57,380,276
Financing Corp. - coupon STRIPS:
0% 8/8/05		5,482,000	5,421,758
0% 11/30/05		1,666,000	1,628,278
Freddie Mac:
2.375% 2/15/07		10,890,000	10,582,521
4.5% 1/15/14		74,000,000	72,337,738
5.25% 11/5/12		51,240,000	50,991,486
5.875% 3/21/11		45,055,000	47,382,541
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		1,133,984	1,186,862
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13		$ 10,090,000	$ 10,218,345
7.63% 8/1/14		1,000,000	1,013,262
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			379,255,808
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25		63,732,060	68,552,240
3.375% 4/15/32		45,442,467	60,306,289
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			128,858,529
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bonds 8% 11/15/21		79,150,000	107,483,246
U.S. Treasury Notes:
4.875% 2/15/12		16,774,000	17,321,118
6.5% 2/15/10 (c)		69,000,000	75,867,893
TOTAL U.S. TREASURY OBLIGATIONS			200,672,257
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $710,394,816)			708,786,594
U.S. Government Agency - Mortgage Securities - 28.7%

Fannie Mae - 26.0%
3.737% 1/1/35 (f)		894,706	884,494
3.827% 12/1/34 (f)		193,126	191,781
3.83% 1/1/35 (f)		648,045	643,668
3.836% 6/1/33 (f)		456,005	451,140
3.84% 1/1/35 (f)		1,720,403	1,704,844
3.913% 12/1/34 (f)		573,142	568,485
3.941% 10/1/34 (f)		797,312	791,270
3.98% 1/1/35 (f)		827,430	820,951
3.987% 12/1/34 (f)		749,686	743,895
4% 6/1/18 to 9/1/19		63,737,900	61,114,640
4% 4/1/20 (c)		35,000,000	33,501,563
4% 1/1/35 (f)		522,850	518,778
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount	Value
Fannie Mae - continued
4.017% 12/1/34 (f)		$ 4,125,850	$ 4,098,958
4.021% 12/1/34 (f)		619,548	615,159
4.023% 2/1/35 (f)		524,787	521,068
4.029% 1/1/35 (f)		264,582	264,026
4.037% 12/1/34 (f)		412,924	410,555
4.048% 1/1/35 (f)		548,463	544,475
4.052% 2/1/35 (f)		546,076	542,887
4.072% 12/1/34 (f)		1,099,065	1,092,658
4.105% 1/1/35 (f)		1,164,228	1,159,839
4.118% 1/1/35 (f)		1,164,450	1,159,166
4.118% 2/1/35 (f)		374,943	374,686
4.12% 2/1/35 (f)		1,016,522	1,011,762
4.127% 1/1/35 (f)		1,175,458	1,174,709
4.128% 2/1/35 (f)		2,094,459	2,085,719
4.145% 2/1/35 (f)		1,294,537	1,288,887
4.17% 11/1/34 (f)		1,050,174	1,046,069
4.197% 1/1/35 (f)		968,725	966,746
4.2% 1/1/35 (f)		2,315,989	2,338,047
4.202% 1/1/35 (f)		1,150,661	1,133,380
4.23% 11/1/34 (f)		331,100	330,358
4.318% 3/1/33 (f)		306,422	302,412
4.324% 12/1/34 (f)		393,195	393,978
4.368% 2/1/34 (f)		1,497,986	1,489,564
4.4% 2/1/35 (f)		899,816	890,712
4.455% 3/1/35 (f)		775,000	768,643
4.484% 10/1/34 (f)		3,581,890	3,606,887
4.499% 3/1/35 (f)		1,749,823	1,733,630
4.5% 5/1/18 to 10/1/33		166,755,175	160,441,276
4.5% 4/18/20 (c)		15,000,000	14,662,500
4.549% 8/1/34 (f)		1,374,730	1,388,683
4.587% 2/1/35 (f)		5,145,000	5,131,674
4.625% 2/1/35 (f)		1,785,661	1,784,336
4.67% 11/1/34 (f)		2,132,493	2,125,387
4.694% 11/1/34 (f)		2,099,468	2,088,154
4.742% 3/1/35 (f)		999,877	1,003,002
4.748% 7/1/34 (f)		1,946,516	1,951,517
4.826% 1/1/35 (f)		1,965,143	1,957,351
5% 2/1/18 to 10/1/34 (d)		173,213,467	170,911,752
5.5% 2/1/11 to 10/1/34		166,312,533	167,453,088
6% 1/1/09 to 1/1/34		42,326,593	43,459,415
6% 4/1/35		2,450,000	2,505,125
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount	Value
Fannie Mae - continued
6.5% 2/1/12 to 5/1/34		$ 72,538,564	$ 75,506,733
6.5% 4/1/35 (c)		18,289,984	18,964,427
7% 11/1/05 to 2/1/33		21,347,260	22,526,031
7% 4/1/20 (c)		3,757,832	3,950,421
7.5% 10/1/09 to 11/1/31		8,826,193	9,454,634
8% 6/1/10 to 6/1/29		9,587	10,006
11.5% 11/1/15		51,250	57,358
TOTAL FANNIE MAE			840,613,359
Freddie Mac - 0.9%
4.232% 1/1/35 (f)		1,010,965	1,009,901
4.364% 1/1/35 (f)		2,271,017	2,268,476
4.37% 3/1/35 (f)		1,175,000	1,159,532
4.401% 2/1/35 (f)		1,625,000	1,603,608
4.441% 2/1/34 (f)		1,048,896	1,041,505
4.444% 3/1/35 (f)		750,000	743,672
4.491% 3/1/35 (f)		2,200,000	2,177,913
4.504% 3/1/35 (f)		875,000	866,694
4.564% 2/1/35 (f)		1,300,000	1,293,500
4.985% 8/1/33 (f)		434,944	439,142
5% 11/1/33		725,718	712,085
6% 10/1/23 to 5/1/33		10,686,068	10,975,811
7.5% 11/1/16 to 6/1/32		4,268,329	4,582,486
8% 7/1/25 to 10/1/27		131,392	141,590
8.5% 2/1/19 to 8/1/22		20,174	21,979
12% 11/1/19		20,404	22,592
TOTAL FREDDIE MAC			29,060,486
Government National Mortgage Association - 1.8%
6% 6/15/08 to 12/15/10		3,579,883	3,696,891
6.5% 12/15/07 to 12/15/32		23,648,036	24,703,764
6.5% 4/1/35 (c)		894,513	933,089
7% 6/15/24 to 12/15/33		21,127,110	22,348,220
7.5% 3/15/22 to 8/15/28		5,055,438	5,444,126
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount	Value
Government National Mortgage Association - continued
8% 4/15/24 to 12/15/25		$ 343,608	$ 370,715
8.5% 8/15/29 to 11/15/31		855,166	930,858
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			58,427,663
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $926,288,681)			928,101,508
Asset-Backed Securities - 6.1%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33		3,751,761	3,645,270
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.37% 4/25/34 (f)		2,390,000	2,392,463
Class M2, 3.9% 4/25/34 (f)		3,375,000	3,381,157
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.2156% 11/6/09 (f)		3,425,000	3,441,194
Series 2003-BX Class A4B, 3.1256% 1/6/10 (f)		2,220,000	2,229,724
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 4.15% 9/25/32 (f)		970,000	971,662
Series 2003-3 Class M1, 3.65% 3/25/33 (f)		4,050,000	4,100,282
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.45% 10/25/32 (f)		18,293,000	18,470,223
Argent Securities, Inc. Series 2003-W3 Class M2, 4.65% 9/25/33 (f)		5,400,000	5,583,597
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 3.19% 4/15/33 (f)		1,627,198	1,628,668
Class M1, 3.71% 4/15/33 (f)		4,770,000	4,802,856
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (f)		8,894,107	8,907,793
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08		4,890,000	4,827,043
Capital One Auto Finance Trust Series 2003-A Class A4B, 3.09% 1/15/10 (f)		6,505,000	6,526,599
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08		19,600,000	19,609,543
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.49% 7/15/08 (f)		6,380,000	6,389,301
Series 2003-B1 Class B1, 3.98% 2/17/09 (f)		7,735,000	7,811,437
Series 2003-B2 Class B2, 3.5% 2/17/09		4,070,000	4,048,318
Asset-Backed Securities - continued
		Principal Amount	Value
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09		$ 4,855,000	$ 4,793,937
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.75% 10/25/33 (f)		1,774,982	1,835,493
Chase Credit Card Master Trust Series 2003-6 Class B, 3.16% 2/15/11 (f)		4,870,000	4,910,643
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.28% 5/25/33 (f)		2,941,689	2,949,125
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)		4,725,000	4,889,271
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 4% 7/25/34 (f)		5,110,000	5,109,941
First USA Secured Note Trust Series 2001-3 Class C, 3.9% 11/19/08 (b)(f)		6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.28% 1/25/35 (f)		900,000	901,103
Class M2, 3.31% 1/25/35 (f)		1,300,000	1,302,051
Class M3, 3.34% 1/25/35 (f)		700,000	701,084
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.23% 8/25/33 (f)		334,564	336,032
Class M1, 3.73% 8/25/33 (f)		1,780,000	1,802,856
Series 2003-4:
Class M1, 3.65% 10/25/33 (f)		215,000	217,049
Class M2, 4.75% 10/25/33 (f)		255,000	258,658
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)		101,765	101,765
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.06% 9/15/09 (f)		4,865,000	4,889,048
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.6% 7/25/33 (f)		5,250,000	5,300,763
Class M2, 4.7% 7/25/33 (f)		2,685,000	2,748,363
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.185% 10/15/08 (f)		3,400,000	3,406,955
Series 2001-B2 Class B2, 3.17% 1/15/09 (f)		3,400,000	3,411,055
Series 2002-B2 Class B2, 3.19% 10/15/09 (f)		3,400,000	3,417,623
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.95% 12/27/32 (f)		1,010,000	1,023,938
Series 2003-HE1 Class M2, 4.75% 5/25/33 (f)		3,165,000	3,204,783
Series 2003-NC6 Class M2, 4.8% 6/27/33 (f)		8,680,000	8,931,436
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.25% 2/25/32 (f)		725,000	732,035
Series 2002-NC3 Class M1, 3.57% 8/25/32 (f)		765,500	773,503
Asset-Backed Securities - continued
		Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)		$ 5,150,000	$ 2,739,285
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)		2,300,000	649,750
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.28% 1/25/33 (f)		924,317	925,228
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09		2,265,000	2,244,574
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33		2,386,484	2,357,618
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)		2,112,696	2,045,153
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09		2,500,000	2,535,505
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (f)		670,111	670,105
TOTAL ASSET-BACKED SECURITIES (Cost $196,053,235)			197,287,576
Collateralized Mortgage Obligations - 6.0%

Private Sponsor - 2.4%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.25% 1/25/34 (f)		3,770,402	3,787,886
Series 2005-1 Class 5A2, 3.18% 5/25/35 (f)		6,490,089	6,498,455
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.13% 1/25/35 (f)		9,724,258	9,724,258
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 3.3233% 4/15/13 (b)(f)		2,150,000	2,155,191
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		875,440	885,836
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.24% 3/25/28 (f)		7,071,312	7,119,625
Series 2004-G Class A2, 3.07% 11/25/29 (f)		2,972,228	2,972,228
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)		27,195,801	370,314
Series 2003-G Class XA1, 1% 1/25/29 (h)		24,131,929	345,478
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)		21,372,561	308,729
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31		3,037,747	3,091,168
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.04% 6/10/35 (b)(f)		1,727,516	1,756,335
Class B4, 4.24% 6/10/35 (b)(f)		1,543,118	1,568,633
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1: - continued
Class B5, 4.84% 6/10/35 (b)(f)		$ 1,048,156	$ 1,069,826
Class B6, 5.34% 6/10/35 (b)(f)		630,834	645,622
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)		89,158,144	769,827
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)		11,736,278	11,743,197
Series 2004-4 Class A, 2.4613% 5/20/34 (f)		7,988,185	7,964,112
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33		761,721	792,476
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 2A2, 4.57% 3/25/35		15,149,634	15,013,590
TOTAL PRIVATE SPONSOR			78,582,786
U.S. Government Agency - 3.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29		10,275,000	10,771,828
Series 1999-57 Class PH, 6.5% 12/25/29		8,478,000	8,839,669
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15		730,846	741,570
Series 2002-64 Class PC, 5.5% 12/25/26		4,535,663	4,583,381
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16		2,310,000	2,354,290
Series 2543 CLass PM, 5.5% 8/15/18		5,350,000	5,431,057
Series 2614 Class TD, 3.5% 5/15/16		5,000,000	4,788,319
Series 2677 Class LD, 4.5% 3/15/17		1,305,000	1,274,496
Series 2760 Class EB, 4.5% 9/15/16		5,833,000	5,763,017
Series 2773:
Class ED, 4.5% 8/15/17		16,863,000	16,470,554
Class EG, 4.5% 4/15/19		13,500,000	12,830,351
Series 2775 Class OC, 4.5% 12/15/15		20,429,000	20,133,828
Series 2780 Class QE, 4.5% 4/15/19		2,400,000	2,289,430
Series 2870 Class BE, 4.5% 4/15/18		10,000,000	9,655,145
Series 2885 Class PC, 4.5% 3/15/18		5,430,000	5,346,483
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34		$ 3,863,283	$ 3,381,824
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)		795,000	828,115
TOTAL U.S. GOVERNMENT AGENCY			115,483,357
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $193,206,653)			194,066,143
Commercial Mortgage Securities - 8.8%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29		2,262,891	2,311,444
Series 1997-D5 Class PS1, 1.1046% 2/14/43 (f)(h)		61,515,726	3,259,411
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.13% 11/15/15 (b)(f)		2,715,000	2,718,777
Class C, 3.28% 11/15/15 (b)(f)		555,000	557,620
Class D, 3.36% 11/15/15 (b)(f)		870,000	875,234
Class F, 3.71% 11/15/15 (b)(f)		620,000	624,615
Class H, 4.21% 11/15/15 (b)(f)		555,000	559,168
Class J, 4.76% 11/15/15 (b)(f)		580,000	584,712
Class K, 5.41% 11/15/15 (b)(f)		520,000	524,648
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.43% 8/25/33 (b)(f)		4,735,776	4,773,144
Series 2004-2 Class A, 3.28% 8/25/34 (b)(f)		4,193,311	4,195,932
Series 2004-3:
Class A2, 3.27% 1/25/35 (b)(f)		639,992	640,492
Class M1, 3.35% 1/25/35 (b)(f)		707,930	707,930
Class M2, 3.85% 1/25/35 (b)(f)		443,072	443,072
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)		2,395,000	2,395,566
Class D, 4.986% 5/14/16 (b)		875,000	875,844
Class E, 5.064% 5/14/16 (b)		2,705,000	2,700,679
Class F, 5.182% 5/14/16 (b)		650,000	648,740
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07		5,404,243	5,606,543
Commercial Mortgage Securities - continued
		Principal Amount	Value
CBM Funding Corp. sequential pay Series 1996-1: - continued
Class B, 7.48% 2/1/08		$ 11,335,000	$ 12,096,955
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32		1,697,876	1,857,522
Class F, 7.734% 1/15/32		920,000	985,896
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)		2,080,000	2,237,670
COMM floater Series 2002-FL7:
Class A2, 3.16% 11/15/14 (b)(f)		825,187	825,636
Class D, 3.38% 11/15/14 (b)(f)		150,000	150,254
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.45% 9/15/14 (b)(f)		350,000	350,143
Class E, 3.51% 9/15/14 (b)(f)		480,000	480,473
Class F, 3.61% 9/15/14 (b)(f)		375,000	375,423
Class G, 3.79% 9/15/14 (b)(f)		860,000	861,093
Class H, 3.89% 9/15/14 (b)(f)		915,000	916,162
Class J, 4.41% 9/15/14 (b)(f)		310,000	310,392
Class K, 4.81% 9/15/14 (b)(f)		495,000	495,623
Class L, 5.01% 9/15/14 (b)(f)		400,000	399,933
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40		645,000	680,557
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)		320,000	317,812
Series 1997-C2 Class D, 7.27% 1/17/35		14,470,000	15,713,299
Series 1998-C1 Class D, 7.17% 5/17/40		2,205,000	2,407,761
Series 2003-C3 Class ASP, 1.8837% 5/15/38 (b)(f)(h)		66,595,880	4,290,473
Series 2004-C1 Class ASP, 1.0443% 1/15/37 (b)(f)(h)		41,505,216	1,625,693
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31		13,185,000	14,117,203
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32		6,828,318	7,064,361
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)		11,400,000	11,790,025
Class C1, 7.52% 5/15/06 (b)		8,700,000	9,007,082
Class D1, 7.77% 5/15/06 (b)		6,800,000	7,022,210
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31		6,700,000	7,218,578
Commercial Mortgage Securities - continued
		Principal Amount	Value
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (f)		$ 5,850,000	$ 6,100,915
Series 2003-87 Class C, 5.2417% 8/16/32 (f)		5,000,000	5,083,330
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27		6,700,000	6,516,385
Series 2003-47 Class XA, 0.2228% 6/16/43 (f)(h)		19,576,344	943,639
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29		3,580,960	3,746,176
Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)		6,825,000	218,597
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)		6,715,000	6,731,788
Series 2003-C1 Class XP, 2.168% 7/5/35 (b)(f)(h)		33,714,042	2,511,177
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31		4,850,000	5,090,525
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)		5,835,000	6,377,186
Series 1998-GLII Class E, 6.9683% 4/13/31 (f)		4,103,000	4,322,733
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30		10,050,000	10,531,700
Series 1999-C7 Class A2, 6.507% 10/15/35		5,555,000	5,882,851
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30		800,000	843,505
Series 1999-C1 Class B, 6.93% 6/15/31		3,854,000	4,174,597
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20		14,362,478	14,909,481
Series 2003-C5 Class A2, 3.478% 7/15/27		1,000,000	970,828
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)		5,900,000	5,256,310
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31		1,550,000	1,628,383
Series 1999-RM1 Class E, 6.9908% 12/15/31 (f)		824,000	887,606
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.4102% 3/12/35 (b)(f)(h)		35,142,760	2,190,568
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33		5,060,000	5,456,636
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)		12,680,000	13,334,396
Commercial Mortgage Securities - continued
		Principal Amount	Value
Thirteen Affiliates of General Growth Properties, Inc.: - continued
Series 1:
Class D2, 6.992% 11/15/07 (b)		$ 13,890,000	$ 14,660,130
Class E2, 7.224% 11/15/07 (b)		8,260,000	8,665,595
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)		1,000,000	1,099,558
Class E3, 7.253% 3/15/13 (b)		5,725,000	6,000,477
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $279,269,874)			282,736,872
Foreign Government and Government Agency Obligations - 2.6%

Chilean Republic 7.125% 1/11/12		6,460,000	7,215,820
Israeli State 4.625% 6/15/13		5,305,000	5,056,328
Italian Republic 4.5% 1/21/15		14,460,000	14,019,548
Korean Republic 4.875% 9/22/14		3,000,000	2,898,210
Russian Federation 8.25% 3/31/10 (Reg. S)		5,395,000	5,799,625
United Mexican States:
5.875% 1/15/14		3,690,000	3,662,325
6.75% 9/27/34		25,820,000	25,200,320
7.5% 4/8/33		18,650,000	19,806,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,310,602)			83,658,476
Fixed-Income Funds - 10.6%
		Shares
Fidelity Ultra-Short Central Fund (g) (Cost $342,024,618)		3,436,830	342,067,690
Cash Equivalents - 2.1%
		Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $68,597,000)	$ 68,602,473		$ 68,597,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $3,369,939,563)			3,380,053,465
NET OTHER ASSETS - (4.7)%			(150,833,710)
NET ASSETS - 100%			$ 3,229,219,755
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2015	$ 40,000,000	$ (113,156)
Receive from Deutsche Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	6,300,000	408,491
Receive quarterly notional amount multiplied by .405% and pay Merrill Lynch, Inc. upon default event of American International Group, Inc., par value of the notional amount of American International Group, Inc. 4.25% 5/15/13	June 2010	5,145,000	3,810
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	$ 15,000,000	$ (55,118)
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	0
TOTAL CREDIT DEFAULT SWAP		71,445,000	244,027
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	250,000,000	(1,088,350)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(447,880)
TOTAL INTEREST RATE SWAP		290,000,000	(1,536,230)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 12,500,000	$ (151,738)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	30,000,000	0
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Deutsche Bank	May 2005	25,000,000	(194,140)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	45,000,000	(381,384)
Receive monthly a return equal to that of Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	12,500,000	0
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	14,000,000	(439,221)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 12,600,000	$ (137,271)
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	20,045,000	(362,279)
TOTAL TOTAL RETURN SWAP		171,645,000	(1,666,033)
		$ 533,090,000	$ (2,958,236)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $236,838,997 or 7.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMG-USAN-0505
1.792154.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Asset Manager: Income®

Semiannual Report

March 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's Fixed-Income Central Funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Actual	$ 1,000.00	$ 1,036.00	$ 3.05
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.94	$ 3.02

* Expenses are equal to the Fund's annualized expense ratio of .60%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Bond Issuers as of March 31, 2005
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.4	17.8
U.S. Treasury Obligations	5.1	5.3
Freddie Mac	3.2	1.3
Government National Mortgage Association	0.9	0.7
United Mexican States	0.5	0.4
	20.1
Quality Diversification (% of fund's net assets)
As of March 31, 2005 *	As of September 30, 2004 **
U.S. Government and U.S. Government Agency Obligations 19.9%	U.S. Government and U.S. Government Agency Obligations 25.4%
AAA,AA,A 8.6%	AAA,AA,A 7.6%
BBB 4.7%	BBB 5.8%
BB and Below 4.1%	BB and Below 3.2%
Not Rated 0.7%	Not Rated 0.2%
Equities 26.3%	Equities 25.3%
Short-Term Investments and Net Other Assets 35.7%	Short-Term Investments and Net Other Assets 32.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Valero Energy Corp.	0.6	0.0
Exxon Mobil Corp.	0.6	0.5
Lyondell Chemical Co.	0.5	0.2
UnitedHealth Group, Inc.	0.5	0.3
Monster Worldwide, Inc.	0.5	0.4
	2.7
Asset Allocation (% of fund's net assets)
As of March 31, 2005*		As of September 30, 2004**
	Stock class and Equity Futures 26.2%		Stock class and Equity Futures 25.2%
	Bond class 38.2%		Bond class 43.2%
	Short-term class 35.6%		Short-term class 31.6%
* Foreign investments	9.9%	** Foreign investments	8.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Semiannual Report

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 21.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.2%
Michelin SA (Compagnie Generale des Etablissements) Series B	35,000	$ 2,300
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	50,000	2,591
Greek Organization of Football Prognostics SA	200,000	5,828
Hilton Hotels Corp.	127,300	2,845
Paddy Power PLC	70,000	1,198
Sportingbet PLC (a)	500,000	2,528
Starwood Hotels & Resorts Worldwide, Inc. unit	49,000	2,941
		17,931
Household Durables - 0.0%
D.R. Horton, Inc.	7	0
Media - 0.1%
SES Global unit	150,000	1,921
Specialty Retail - 0.2%
bebe Stores, Inc.	100,000	3,395
Textiles, Apparel & Luxury Goods - 0.1%
Innovo Group, Inc. (a)	200,000	992
TOTAL CONSUMER DISCRETIONARY		26,539
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Walgreen Co.	40,000	1,777
ENERGY - 3.7%
Energy Equipment & Services - 1.1%
GlobalSantaFe Corp.	50,000	1,852
Halliburton Co.	150,000	6,488
Schlumberger Ltd. (NY Shares)	88,200	6,216
Transocean, Inc. (a)	50,000	2,573
		17,129
Oil & Gas - 2.6%
Amerada Hess Corp.	30,000	2,886
Burlington Resources, Inc.	30,000	1,502
ConocoPhillips	24,500	2,642
EOG Resources, Inc.	120,000	5,849
Exxon Mobil Corp.	146,900	8,755
Frontline Ltd. (NY Shares)	8,200	402
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
OMI Corp.	108,800	$ 2,084
Plains Exploration & Production Co. (a)	60,000	2,094
Quicksilver Resources, Inc. (a)	80,000	3,898
Ship Finance International Ltd.	2,870	58
Teekay Shipping Corp.	20,000	899
Valero Energy Corp.	140,000	10,258
		41,327
TOTAL ENERGY		58,456
FINANCIALS - 2.0%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	40,000	4,400
TradeStation Group, Inc. (a)	116,232	702
		5,102
Commercial Banks - 1.6%
Allied Irish Banks PLC sponsored ADR	100,000	4,171
Banco Bradesco SA sponsored ADR (non-vtg.) (d)	150,000	4,350
Banco de Sabadell SA	100,000	2,502
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.) (d)	50,000	4,058
Finansbank AS	500,000	1,205
Kookmin Bank sponsored ADR	50,000	2,233
Silicon Valley Bancshares (a)	35,100	1,547
Turkiye Garanti Bankasi AS	600,000	2,271
Turkiye Is Bankasi AS Series C unit	300,000	1,730
		24,067
Diversified Financial Services - 0.1%
Archipelago Holdings, Inc.	100,000	1,768
TOTAL FINANCIALS		30,937
HEALTH CARE - 2.4%
Biotechnology - 0.7%
Celgene Corp. (a)	100,000	3,405
Crucell NV ADR (a)(d)	100,000	1,305
Gilead Sciences, Inc. (a)	96,900	3,469
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Invitrogen Corp. (a)	30,000	$ 2,076
Myogen, Inc. (a)(d)	150,000	1,184
		11,439
Health Care Equipment & Supplies - 0.4%
Cyberonics, Inc. (a)	50,000	2,209
Dade Behring Holdings, Inc. (a)	70,000	4,125
		6,334
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	78,800	7,516
Pharmaceuticals - 0.8%
Atherogenics, Inc. (a)	100,000	1,309
NitroMed, Inc. (a)	100,000	1,731
Sepracor, Inc. (a)	120,000	6,889
Teva Pharmaceutical Industries Ltd. sponsored ADR	100,000	3,100
		13,029
TOTAL HEALTH CARE		38,318
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.3%
L-3 Communications Holdings, Inc.	19,000	1,349
Rockwell Collins, Inc.	73,500	3,498
		4,847
Air Freight & Logistics - 0.3%
FedEx Corp.	39,000	3,664
Hub Group, Inc. Class A (a)	30,000	1,880
		5,544
Airlines - 0.6%
AMR Corp. (a)	393,406	4,209
Ryanair Holdings PLC sponsored ADR (a)	120,000	5,252
		9,461
Commercial Services & Supplies - 1.1%
Apollo Group, Inc. Class A (a)	30,000	2,222
Career Education Corp. (a)	100,000	3,426
Hudson Highland Group, Inc. (a)	100,000	1,709
Monster Worldwide, Inc. (a)	265,700	7,453
Robert Half International, Inc.	78,400	2,114
		16,924
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.2%
Bucyrus International, Inc. Class A	50,000	$ 1,953
Caterpillar, Inc.	25,000	2,286
Daewoo Shipbuilding & Marine Engineering Co. Ltd. sponsored GDR (a)(e)	50,000	1,850
Gardner Denver, Inc. (a)	100,000	3,951
Hyundai Heavy Industries Co. Ltd.	40,000	2,001
Joy Global, Inc.	90,000	3,155
Navistar International Corp. (a)	80,000	2,912
		18,108
Marine - 0.5%
Diana Shipping, Inc.	150,000	2,481
DryShips, Inc.	81,000	1,579
Excel Maritime Carriers Ltd. (a)	100,000	1,845
Stolt-Nielsen SA Class B sponsored ADR	60,000	2,151
		8,056
TOTAL INDUSTRIALS		62,940
INFORMATION TECHNOLOGY - 4.5%
Communications Equipment - 0.5%
Harris Corp.	50,000	1,633
Juniper Networks, Inc. (a)	146,900	3,241
QUALCOMM, Inc.	49,000	1,796
Sonus Networks, Inc. (a)	250,000	1,060
		7,730
Computers & Peripherals - 1.2%
Apple Computer, Inc. (a)	150,000	6,251
Avid Technology, Inc. (a)	20,000	1,082
Komag, Inc. (a)	100,000	2,235
M-Systems Flash Disk Pioneers Ltd. (a)	65,700	1,448
Network Appliance, Inc. (a)	157,900	4,368
Seagate Technology	150,000	2,933
		18,317
Electronic Equipment & Instruments - 0.1%
Hon Hai Precision Industries Co. Ltd.	459,999	2,044
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	200,000	2,546
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
InfoSpace, Inc. (a)	100,000	$ 4,083
Yahoo!, Inc. (a)	50,000	1,695
		8,324
Semiconductors & Semiconductor Equipment - 1.3%
Atmel Corp. (a)	900,000	2,655
Exar Corp. (a)	100,000	1,340
FormFactor, Inc. (a)	150,000	3,396
Lam Research Corp. (a)	20,000	577
Marvell Technology Group Ltd. (a)	120,000	4,601
Mattson Technology, Inc. (a)	150,000	1,191
Tessera Technologies, Inc. (a)	60,000	2,594
Trident Microsystems, Inc. (a)	100,000	1,768
Ultratech, Inc. (a)	100,000	1,460
Volterra Semiconductor Corp.	10,000	135
		19,717
Software - 0.9%
BEA Systems, Inc. (a)	300,000	2,391
NetIQ Corp. (a)	200,000	2,286
Quest Software, Inc. (a)	250,000	3,460
Take-Two Interactive Software, Inc. (a)	50,000	1,955
THQ, Inc. (a)	50,000	1,407
VERITAS Software Corp. (a)	97,900	2,273
		13,772
TOTAL INFORMATION TECHNOLOGY		69,904
MATERIALS - 2.2%
Chemicals - 0.9%
Honam Petrochemical Corp.	60,000	3,066
Lyondell Chemical Co.	272,900	7,619
Monsanto Co.	30,000	1,935
Praxair, Inc.	50,000	2,393
		15,013
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	100,000	2,514
Metals & Mining - 0.8%
BHP Billiton Ltd. sponsored ADR	75,000	2,099
Companhia Vale do Rio Doce sponsored ADR	175,000	5,532
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Massey Energy Co.	50,000	$ 2,002
Peabody Energy Corp.	80,000	3,709
		13,342
Paper & Forest Products - 0.3%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	321,000	4,173
TOTAL MATERIALS		35,042
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Arbinet-thexchange, Inc.	12,900	246
Philippine Long Distance Telephone Co. sponsored ADR	147,900	3,729
PT Indosat Tbk ADR	92,700	2,396
		6,371
Wireless Telecommunication Services - 0.7%
America Movil SA de CV sponsored ADR	97,900	5,052
American Tower Corp. Class A (a)	175,700	3,203
Orascom Telecom SAE GDR (a)	50,000	1,760
		10,015
TOTAL TELECOMMUNICATION SERVICES		16,386
UTILITIES - 0.0%
Electric Utilities - 0.0%
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
TOTAL COMMON STOCKS (Cost $304,507)		340,299
U.S. Treasury Obligations - 2.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.41% to 2.72% 4/21/05 to 6/9/05 (f)	$ 4,100	4,081
U.S. Treasury Bonds 10.375% 11/15/12	25,000	28,957
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,302)		33,038
Asset-Backed Securities - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.49% 7/15/08 (g) (Cost $687)	$ 690	$ 691
Fixed-Income Funds - 36.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	204,334	20,503
Fidelity High Income Central Investment Portfolio 1 (b)	446,101	43,232
Fidelity Tactical Income Central Investment Portfolio (b)	5,149,103	507,238
TOTAL FIXED-INCOME FUNDS (Cost $569,125)		570,973
Money Market Funds - 29.4%

Fidelity Cash Central Fund, 2.73% (b)	319,174,000	319,174
Fidelity Money Market Central Fund, 2.82% (b)	135,550,134	135,550
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	5,395,675	5,396
TOTAL MONEY MARKET FUNDS (Cost $460,120)		460,120
Cash Equivalents - 10.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.51%, dated 3/31/05 due 4/1/05) (h) (Cost $168,560)	$ 168,572	168,560
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,536,301)		1,573,681
NET OTHER ASSETS - (0.4)%		(6,867)
NET ASSETS - 100%		$ 1,566,814
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
246 S&P 500 Index Contracts	June 2005	$ 72,810	$ (1,819)

The face value of futures purchased as a percentage of net assets - 4.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,850,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,081,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$168,560,000 due 4/1/05 at 2.51%
ABN AMRO Bank, N.V. - New York Branch	$25,637
Banc of America Securities LLC.	17,417
Bear Stearns & Co. Inc.	11,785
Morgan Stanley & Co. Incorporated.	164
UBS Securities LLC	104,500
Wachovia Capital Markets, LLC	9,057
$ 168,560
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $6,868,000 all of which will expire on September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,257 and repurchase agreements of $168,560)(cost $1,536,301) - See accompanying schedule		$ 1,573,681
Cash		743
Foreign currency held at value (cost $314)		338
Receivable for investments sold		4,741
Receivable for fund shares sold		3,356
Dividends receivable		255
Interest receivable		4,331
Prepaid expenses		5
Other receivables		85
Total assets		1,587,535

Liabilities
Payable for investments purchased	$ 10,302
Payable for fund shares redeemed	4,088
Accrued management fee	552
Payable for daily variation on futures contracts	92
Other affiliated payables	205
Other payables and accrued expenses	86
Collateral on securities loaned, at value	5,396
Total liabilities		20,721

Net Assets		$ 1,566,814
Net Assets consist of:
Paid in capital		$ 1,503,941
Undistributed net investment income		5,401
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,887
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,585
Net Assets, for 124,930 shares outstanding		$ 1,566,814
Net Asset Value, offering price and redemption price per share ($1,566,814 ÷ 124,930 shares)		$ 12.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2005 (Unaudited)

Investment Income
Dividends		$ 2,410
Interest		20,174
Security lending		37
Total income		22,621

Expenses
Management fee	$ 3,164
Transfer agent fees	971
Accounting and security lending fees	244
Independent trustees' compensation	4
Custodian fees and expenses	32
Registration fees	35
Audit	41
Legal	2
Miscellaneous	7
Total expenses before reductions	4,500
Expense reductions	(136)	4,364
Net investment income (loss)		18,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,611
Foreign currency transactions	(53)
Futures contracts	4,917
Swap agreements	94
Total net realized gain (loss)		30,569
Change in net unrealized appreciation (depreciation) on: Investment securities	3,192
Assets and liabilities in foreign currencies	24
Futures contracts	(1,101)
Swap agreements	(143)
Total change in net unrealized appreciation (depreciation)		1,972
Net gain (loss)		32,541
Net increase (decrease) in net assets resulting from operations		$ 50,798

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2005 (Unaudited)	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,257	$ 22,377
Net realized gain (loss)	30,569	45,604
Change in net unrealized appreciation (depreciation)	1,972	(5,989)
Net increase (decrease) in net assets resulting from operations	50,798	61,992
Distributions to shareholders from net investment income	(17,522)	(22,235)
Share transactions Proceeds from sales of shares	349,967	697,430
Reinvestment of distributions	16,652	21,050
Cost of shares redeemed	(228,081)	(334,219)
Net increase (decrease) in net assets resulting from share transactions	138,538	384,261
Total increase (decrease) in net assets	171,814	424,018

Net Assets
Beginning of period	1,395,000	970,982
End of period (including undistributed net investment income of $5,401 and undistributed net investment income of $4,666, respectively)	$ 1,566,814	$ 1,395,000
Other Information Shares
Sold	27,896	57,313
Issued in reinvestment of distributions	1,330	1,739
Redeemed	(18,197)	(27,452)
Net increase (decrease)	11,029	31,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.80	$ 10.61	$ 11.13	$ 12.24	$ 12.15
Income from Investment Operations
Net investment income (loss) D	.15	.23	.30	.43	.59	.65
Net realized and unrealized gain (loss)	.29	.45	1.19	(.52)	(.87)	.30
Total from investment operations	.44	.68	1.49	(.09)	(.28)	.95
Distributions from net investment income	(.15)	(.23)	(.30)	(.43)	(.61)	(.65)
Distributions from net realized gain	-	-	-	-	(.22)	(.21)
Total distributions	(.15)	(.23)	(.30)	(.43)	(.83)	(.86)
Net asset value, end of period	$ 12.54	$ 12.25	$ 11.80	$ 10.61	$ 11.13	$ 12.24
Total Return B, C	3.60%	5.80%	14.26%	(.92)%	(2.40)%	8.10%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.63%	.64%	.64%	.64%	.65%
Expenses net of voluntary waivers, if any	.60% A	.63%	.64%	.64%	.64%	.65%
Expenses net of all reductions	.59% A	.61%	.61%	.63%	.62%	.62%
Net investment income (loss)	2.45% A	1.86%	2.69%	3.90%	5.10%	5.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,567	$ 1,395	$ 971	$ 849	$ 916	$ 818
Portfolio turnover rate	96% A	232%	276%	164%	164%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income, including income from the Underlyng Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 47,360
Unrealized depreciation	(10,141)
Net unrealized appreciation (depreciation)	$ 37,219
Cost for federal income tax purposes	$ 1,536,462

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, each applicable fund will receive a payment from the counterparty. To the extent it is less, each applicable fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $366,923 and $324,255, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), or Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation. The Tactical Income Central Investment Portfolio and Floating Rate Central Investment Portfolio seek a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,997 for the period.

On November 12, 2004, the fund completed a non-taxable exchange of securities with a value, including accrued interest, of $44,610 (which included $3,054 of unrealized appreciation) for 446 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Investment Portfolio 1, an affiliated entity. On December 17, 2004, the fund completed a non-taxable exchange of securities with a value, including accrued interest, of $514,910 (which included $7,793 of unrealized appreciation) for 5,149 shares (each then valued at $100.00 per share) of the Fidelity Tactical Income Central Investment Portfolio, an affiliated entity. These are considered non-taxable exchanges for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If

Semiannual Report

6. Security Lending - continued

the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $123 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $11, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central funds as of March 31, 2005 which are
investments of Fidelity Asset Manager: Income

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 93.8%
	Principal Amount	Value
Automotive - 6.4%
Accuride Corp. term loan 5.2869% 1/31/12 (a)	$ 2,940,000	$ 2,954,700
AM General LLC Tranche B1, term loan 7.1472% 11/1/11 (a)	3,950,000	4,048,750
Goodyear Tire & Rubber Co. Tranche B, term loan 9.25% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,360,100
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,802,080
		21,814,302
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 4.5% 3/28/10 (a)	2,000,000	2,025,000
Tranche F, term loan 4.25% 3/28/10 (a)	985,000	998,544
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,919,500
		6,943,044
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 5.125% 12/23/11 (a)	1,216,950	1,235,204
Cable TV - 7.3%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,646,179
Mediacom LLC Tranche B, term loan 4.9946% 3/31/13 (a)	2,992,500	3,048,609
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (a)	3,940,000	3,979,400
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
WideOpenWest Illinois, Inc. Tranche B, term loan 9.25% 6/22/11 (a)	2,600,000	2,626,000
		24,847,438
Floating Rate Loans (b) - continued
	Principal Amount	Value
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 4.9903% 1/27/12 (a)	$ 1,980,000	$ 2,014,650
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,030,000
Hexcel Corp. Tranche B, term loan 4.625% 3/1/12 (a)	450,000	456,188
		5,500,838
Chemicals - 2.4%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	563,995
5.625% 4/6/11 (a)	2,342,430	2,377,567
Mosaic Co. Tranche B, term loan 4.8894% 2/21/12 (a)	1,900,000	1,926,125
PQ Corp. term loan 4.75% 2/11/12 (a)	3,300,000	3,357,750
		8,225,437
Consumer Products - 2.6%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	405,500
Central Garden & Pet Co. Tranche B, term loan 4.566% 5/14/09 (a)	398,991	402,981
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (a)	548,625	554,111
Fender Musical Instrument Corp. Tranche B, term loan 7% 5/16/12 (a)	810,000	818,100
Hunter Fan Co. term loan 5.35% 3/23/12 (a)	700,000	712,285
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Oreck Corp. term loan 5.85% 2/2/12 (a)	997,500	1,016,203
Rayovac Corp. term loan 4.7513% 2/7/12 (a)	500,000	506,875
Simmons Bedding Co. Tranche C, term loan 5.8275% 12/19/11 (a)	2,000,000	2,030,000
		8,724,180
Diversified Financial Services - 0.9%
Refco Finance Holdings LLC term loan 4.85% 8/5/11 (a)	2,990,741	3,024,387
Diversified Media - 1.2%
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (a)	962,500	968,516
Tranche C, term loan 4.5313% 6/30/10 (a)	2,992,500	3,029,906
		3,998,422
Floating Rate Loans (b) - continued
	Principal Amount	Value
Electric Utilities - 2.6%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	$ 1,706,250	$ 1,731,844
term loan 5.2532% 12/24/11 (a)	2,188,266	2,221,090
Reliant Energy, Inc. term loan 6.0223% 4/30/10 (a)	2,000,000	2,017,500
Texas Genco LLC term loan 5.0187% 12/14/11 (a)	2,992,500	3,033,647
		9,004,081
Energy - 4.7%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,060,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,100,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,055,000
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,019,290
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	914,625
		16,148,915
Environmental - 1.3%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (a)	2,152,703	2,166,157
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (a)	797,297	802,280
Envirocare of Utah, Inc. term loan 7.5% 1/31/10 (a)	1,600,000	1,600,000
		4,568,437
Food/Beverage/Tobacco - 2.7%
Commonwealth Brands, Inc. term loan 6.1875% 8/28/07 (a)	210,219	214,423
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	6,438,958	6,538,762
Herbalife International, Inc. term loan 5.16% 12/21/10 (a)	1,995,000	2,004,975
National Dairy Holdings LP term loan 4.83% 3/15/12 (a)	360,000	362,250
		9,120,410
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 5.1048% 12/17/11 (a)	2,187,019	2,214,356
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	407,000
Isle of Capri Casinos, Inc. term loan 4.5267% 2/3/11 (a)	199,500	202,493
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - continued
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	$ 3,990,000	$ 4,039,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 4.5293% 4/29/12 (a)	800,000	816,000
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	909,000
		8,588,724
Healthcare - 11.8%
Advanced Medical Optics, Inc. term loan 4.8427% 6/25/09 (a)	200,000	203,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3214% 2/7/12 (a)	3,300,000	3,337,125
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,984,987	4,049,744
HCA, Inc. term loan 3.85% 11/9/09 (a)	8,000,000	7,969,996
HealthSouth Corp.:
Credit-Linked Deposit 5.6% 6/14/07 (a)	807,500	815,575
term loan 7% 6/14/07 (a)	2,992,500	3,007,463
Newquest, Inc. Tranche A, term loan 7.75% 3/1/11 (a)	500,000	506,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	7,052,325
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,005,000
Vicar Operating, Inc. Tranche F, term loan 4.625% 9/30/08 (a)	5,039,917	5,090,317
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (a)	4,000,000	4,040,000
		40,076,795
Homebuilding/Real Estate - 6.1%
CB Richard Ellis Services, Inc. term loan 4.8539% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (a)	5,986,546	6,091,310
Lake Las Vegas LLC Tranche 1, term loan 5.4585% 11/1/09 (a)	3,946,622	4,005,822
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (a)	4,000,000	4,040,000
Maguire Properties, Inc. Tranche B, term loan 6.5% 3/15/10 (a)	5,000,000	5,050,000
		20,659,727
Floating Rate Loans (b) - continued
	Principal Amount	Value
Hotels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.1% 10/9/06 (a)	$ 5,409,091	$ 5,422,614
Insurance - 1.5%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Metals/Mining - 3.2%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	500,000	507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	3,738,462	3,794,538
Peabody Energy Corp. term loan 4.2926% 3/21/10 (a)	2,963,943	2,982,468
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.25% 3/18/11 (a)	3,700,000	3,737,000
		11,021,506
Paper - 3.4%
Georgia-Pacific Corp. term loan 4.36% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,995,379
Credit-Linked Deposit 4.44% 5/7/11 (a)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	666,575
Tranche B, term loan 4.7772% 11/1/11 (a)	5,234,327	5,325,928
Tranche C, term loan 4.875% 11/1/11 (a)	1,932,681	1,966,503
		11,567,128
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.85% 11/9/11 (a)	1,981,500	1,983,977
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.6592% 9/9/10 (a)	6,785,182	6,912,405
Liberty Group Operating, Inc. Tranche B, term loan 7.25% 2/28/12 (a)	200,000	203,000
R.H. Donnelley Corp. Tranche B2, term loan 4.7286% 6/30/11 (a)	4,319,795	4,389,991
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (a)	1,651,376	1,672,018
		15,161,391
Railroad - 1.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.5325% 3/30/08 (a)	2,793,000	2,834,895
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,985,314	3,033,825
		5,868,720
Floating Rate Loans (b) - continued
	Principal Amount	Value
Restaurants - 2.9%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	$ 4,809,121	$ 4,869,235
Jack in the Box, Inc. term loan 4.7463% 1/8/11 (a)	3,133,572	3,184,492
Landry's Seafood Restaurants, Inc. term loan 4.5303% 12/28/10 (a)	1,461,338	1,483,258
Ruth's Chris Steak House, Inc. term loan 7.75% 3/11/11 (a)	488,095	492,976
		10,029,961
Services - 7.0%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 3.6875% 4/2/11 (a)	3,731,641	3,768,958
Tranche R, term loan 4.5625% 4/2/11 (a)	4,983,333	5,033,167
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (a)	4,076,852	4,107,428
Rural/Metro Corp.:
Credit-Linked Deposit 5.25% 3/4/11 (a)	520,882	527,393
term loan 5.43% 3/4/11 (a)	2,009,118	2,034,232
United Rentals, Inc.:
term loan 5.1048% 2/14/11 (a)	2,851,179	2,904,639
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	586,796
Worldspan LP/WS Financing Corp. term loan 7.5% 2/11/10 (a)	2,000,000	2,000,000
		23,814,375
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.6013% 1/30/11 (a)	250,000	253,125
Technology - 3.9%
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,086,165
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.51% 3/9/13 (a)	6,200,000	6,215,500
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	3,026,166
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	508,125
		13,439,956
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - 7.4%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	$ 7,100,000	$ 7,197,625
Conversant Holdings, Inc. Tranche B, term loan 6.6206% 3/31/11 (a)	2,000,000	2,005,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,252,806	3,293,467
New Skies Satellites BV term loan 5.2235% 5/2/11 (a)	2,420,609	2,453,892
NTELOS, Inc.:
term loan 7.85% 2/24/12 (a)	200,000	202,750
Tranche B, term loan 5.3548% 8/24/11 (a)	997,500	1,002,488
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,135,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	2,019,938
Triton PCS, Inc. term loan 6.1048% 11/18/09 (a)	1,995,000	2,032,406
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.2433% 2/14/12 (a)	800,000	811,000
		25,153,566
Textiles & Apparel - 0.2%
St. John Knits International, Inc. Tranche B, term loan 5.625% 3/23/12 (a)	500,000	506,250
TOTAL FLOATING RATE LOANS (Cost $318,526,563)		319,731,433
Nonconvertible Bonds - 5.6%

Diversified Financial Services - 2.3%
General Motors Acceptance Corp.:
3.92% 10/20/05 (a)	5,000,000	4,988,575
4.2025% 9/23/08 (a)	3,000,000	2,738,649
		7,727,224
Technology - 1.5%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,062,500
Telecommunications - 1.8%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,195,000
TOTAL NONCONVERTIBLE BONDS (Cost $19,311,680)		18,984,724
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $10,376,000)	$ 10,376,828	$ 10,376,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $348,214,243)		349,092,157
NET OTHER ASSETS - (2.4)%		(8,242,892)
NET ASSETS - 100%		$ 340,849,265
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Semiannual Report

Fidelity High-Income Central Investment Portfolio 1
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.7%
	Principal Amount	Value
Aerospace - 0.8%
L-3 Communications Corp. 5.875% 1/15/15	$ 1,585,000	$ 1,525,563
Orbital Sciences Corp. 9% 7/15/11	2,930,000	3,215,675
Primus International, Inc. 10.5% 4/15/09 (d)	3,735,000	3,921,750
		8,662,988
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	793,013
7.324% 4/15/11	1,395,000	1,171,800
7.377% 5/23/19	4,450,430	2,937,284
7.379% 5/23/16	4,219,969	2,785,180
7.8% 4/1/08	4,165,000	3,748,500
10.18% 1/2/13	1,640,000	1,115,200
AMR Corp. 10.2% 3/15/20	25,000	16,250
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	129,374	89,268
7.9% 12/15/09	7,040,000	2,710,400
8.3% 12/15/29	10,280,000	3,315,300
9.5% 11/18/08 (d)	2,905,000	2,469,250
10% 8/15/08	2,255,000	980,925
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,190,000	1,109,212
7.711% 9/18/11	590,000	324,500
7.92% 5/18/12	2,830,000	1,556,500
Northwest Airlines Corp. 10% 2/1/09	3,010,000	1,926,400
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	1,462,817	1,170,254
7.626% 4/1/10	881,950	723,199
7.67% 1/2/15	2,939,248	2,204,436
7.691% 4/1/17	84,331	67,465
7.95% 9/1/16	69,862	57,287
8.07% 1/2/15	840,619	470,747
		31,742,370
Automotive - 1.4%
Accuride Corp. 8.5% 2/1/15 (d)	3,790,000	3,714,200
Delco Remy International, Inc. 9.375% 4/15/12	4,685,000	3,982,250
Navistar International Corp.:
6.25% 3/1/12 (d)	2,460,000	2,324,700
7.5% 6/15/11	2,440,000	2,458,300
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	2,405,000	2,338,863
		14,818,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	$ 8,060,000	$ 8,785,400
Broadcasting - 0.5%
Gray Television, Inc. 9.25% 12/15/11	2,765,000	2,986,200
Paxson Communications Corp. 0% 1/15/09 (c)	1,975,000	1,836,750
		4,822,950
Building Materials - 2.2%
Anixter International, Inc. 5.95% 3/1/15	2,450,000	2,388,750
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	2,920,000	2,890,800
7.875% 12/15/12 (d)	2,370,000	2,180,400
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	5,865,000	3,343,050
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,752,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	3,720,000	2,008,800
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,242,875
		22,806,675
Cable TV - 3.3%
Cablevision Systems Corp.:
6.6688% 4/1/09 (d)(e)	2,870,000	3,042,200
8% 4/15/12 (d)	2,440,000	2,488,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,325,000	1,437,625
EchoStar DBS Corp.:
5.75% 10/1/08	14,780,000	14,521,350
6.625% 10/1/14 (d)	460,000	442,750
GCI, Inc. 7.25% 2/15/14	5,225,000	5,094,375
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	960,000	1,022,400
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,884,219
Telenet Group Holding NV 0% 6/15/14 (c)(d)	5,550,000	4,190,250
		34,123,969
Capital Goods - 3.0%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	3,825,000	4,169,250
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,744,063
Invensys PLC 9.875% 3/15/11 (d)	12,270,000	12,270,000
Leucadia National Corp. 7% 8/15/13	4,630,000	4,630,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	2,735,000	2,536,713
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	3,057,600
		31,407,626
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 3.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	$ 1,769,000	$ 2,016,660
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)	2,740,000	2,822,200
Equistar Chemicals LP 7.55% 2/15/26	3,685,000	3,537,600
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,427,813
10.125% 9/1/08	2,515,000	2,760,213
Huntsman International LLC 7.375% 1/1/15 (d)	2,970,000	2,970,000
Huntsman LLC 9.91% 7/15/11 (d)(e)	5,660,000	6,056,200
Methanex Corp. yankee 7.75% 8/15/05	1,595,000	1,610,950
Millennium America, Inc. 9.25% 6/15/08	5,350,000	5,778,000
NOVA Chemicals Corp.:
6.5% 1/15/12	4,035,000	4,125,788
7.4% 4/1/09	2,370,000	2,476,650
		36,582,074
Consumer Products - 1.0%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	3,910,000	3,812,250
Jostens Holding Corp. 0% 12/1/13 (c)	3,135,000	2,288,550
Jostens IH Corp. 7.625% 10/1/12	530,000	530,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (d)	3,880,000	3,836,350
		10,467,150
Containers - 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,345,000	3,813,300
BWAY Corp. 10% 10/15/10	3,370,000	3,487,950
Crown Cork & Seal, Inc. 8% 4/15/23	139,000	133,440
Crown European Holdings SA:
9.5% 3/1/11	555,000	610,500
10.875% 3/1/13	4,190,000	4,860,400
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,090,000	2,225,850
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,243,500
7.5% 5/15/10	3,400,000	3,485,000
		22,859,940
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,330,000	977,550
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,564,100
		7,056,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 4.8%
AES Corp.:
7.75% 3/1/14	$ 1,150,000	$ 1,184,500
8.75% 6/15/08	1,235,000	1,290,575
8.875% 2/15/11	2,334,000	2,523,638
9.375% 9/15/10	1,509,000	1,661,786
9.5% 6/1/09	3,426,000	3,734,340
AES Gener SA 7.5% 3/25/14	3,915,000	3,856,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)	1,945,000	1,974,175
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,691,188
7.5% 1/15/09	1,160,000	1,190,450
8.9% 7/15/08	2,770,000	2,956,975
9.875% 10/15/07	4,495,000	4,854,600
Mirant Americas Generation LLC:
8.5% 10/1/21 (b)	2,385,000	2,551,950
9.125% 5/1/31 (b)	2,370,000	2,559,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,151,350
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	595,000	624,750
NRG Energy, Inc. 8% 12/15/13 (d)	4,692,000	4,973,520
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,235,000
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,634,775
TECO Energy, Inc.:
7.2% 5/1/11	2,485,000	2,621,675
10.5% 12/1/07	1,150,000	1,293,750
		50,564,872
Energy - 6.1%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	548,600
7.75% 1/15/15	2,205,000	2,326,275
9% 8/15/12	525,000	586,031
El Paso Energy Corp.:
6.95% 12/15/07	1,630,000	1,634,075
7.75% 1/15/32	1,650,000	1,557,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	76,500
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,664,200
8.625% 12/15/10	2,990,000	3,229,200
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,205,000	5,881,650
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,743,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Parker Drilling Co.:
7.66% 9/1/10 (e)	$ 4,600,000	$ 4,669,000
9.625% 10/1/13	1,225,000	1,347,500
Pride International, Inc. 7.375% 7/15/14	795,000	858,600
Range Resources Corp.:
6.375% 3/15/15 (d)	2,800,000	2,758,000
7.375% 7/15/13	5,235,000	5,444,400
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,259,238
7.625% 7/15/11	3,820,000	3,743,600
Stone Energy Corp. 6.75% 12/15/14	2,380,000	2,296,700
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,707,463
6.5% 5/15/06	980,000	983,675
6.5% 6/1/08	470,000	457,663
7.5% 8/15/06	1,610,000	1,638,175
7.75% 6/15/10	5,960,000	5,937,650
		64,348,783
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	4,800,000	3,408,000
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,085,000	2,784,213
6.375% 4/15/11	1,780,000	1,637,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,582,350
		10,004,163
Food and Drug Retail - 1.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12	1,340,000	1,363,450
8.5% 8/1/14	3,565,000	3,458,050
Rite Aid Corp.:
6.875% 8/15/13	835,000	764,025
8.125% 5/1/10	800,000	816,000
9.25% 6/1/13	2,855,000	2,769,350
9.5% 2/15/11	1,615,000	1,711,900
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,345,400
		18,217,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. 8% 10/1/11	$ 1,900,000	$ 1,980,750
Dole Food Co., Inc. 7.25% 6/15/10	3,125,000	3,187,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,193,000
Smithfield Foods, Inc.:
7% 8/1/11	3,575,000	3,664,375
7.625% 2/15/08	1,605,000	1,657,163
7.75% 5/15/13	75,000	79,500
8% 10/15/09	605,000	647,350
UAP Holding Corp. 0% 7/15/12 (c)	2,700,000	2,146,500
United Agriculture Products, Inc. 9% 12/15/11	2,266,000	2,356,640
		17,912,778
Gaming - 4.3%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,468,125
9.375% 2/15/10	700,000	775,250
10.25% 8/1/07	2,485,000	2,702,438
MGM MIRAGE:
6% 10/1/09	6,360,000	6,280,500
6.75% 9/1/12	245,000	246,225
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (d)	1,390,000	1,369,150
6.375% 7/15/09	6,185,000	6,169,538
7.125% 8/15/14	1,480,000	1,480,000
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,860,000
Penn National Gaming, Inc. 6.75% 3/1/15 (d)	2,630,000	2,577,400
Scientific Games Corp. 6.25% 12/15/12 (d)	2,660,000	2,620,100
Seneca Gaming Corp. 7.25% 5/1/12	3,945,000	3,984,450
Station Casinos, Inc.:
6% 4/1/12	570,000	564,300
6.875% 3/1/16	960,000	955,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	1,250,000	812,500
9% 1/15/12 (d)	1,725,000	1,811,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,272,625
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	1,610,000	1,537,550
		44,486,601
Healthcare - 6.2%
AmerisourceBergen Corp. 7.25% 11/15/12	1,075,000	1,166,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	$ 1,870,000	$ 1,949,475
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	10,575,000	6,239,250
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,257,700
DaVita, Inc. 6.625% 3/15/13 (d)	3,390,000	3,356,100
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)	890,000	671,950
Fisher Scientific International, Inc. 8.125% 5/1/12	890,000	948,420
Genesis HealthCare Corp. 8% 10/15/13	3,385,000	3,698,113
HCA, Inc.:
5.5% 12/1/09	6,330,000	6,227,391
6.375% 1/15/15	395,000	392,041
Mayne Group Ltd. 5.875% 12/1/11 (d)	5,075,000	4,935,438
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,691,400
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,235,675
Psychiatric Solutions, Inc. 10.625% 6/15/13	2,500,000	2,762,500
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,961,450
Service Corp. International (SCI):
6.75% 4/1/16	965,000	926,400
6.875% 10/1/07	1,570,000	1,589,625
7.7% 4/15/09	1,265,000	1,302,950
Tenet Healthcare Corp.:
6.375% 12/1/11	4,155,000	3,843,375
7.375% 2/1/13	445,000	418,300
		64,515,428
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	2,830,000	2,773,400
8.125% 6/1/12	5,920,000	6,068,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	790,000	768,275
6.25% 1/15/15 (d)	1,215,000	1,169,438
8.875% 4/1/12	3,840,000	4,032,000
KB Home 7.75% 2/1/10	6,055,000	6,357,750
Meritage Homes Corp. 6.25% 3/15/15 (d)	3,655,000	3,426,563
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
6.5% 10/1/08	390,000	393,900
6.875% 5/15/11	1,925,000	1,968,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
9.25% 4/15/12	$ 845,000	$ 946,400
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	734,400
7.5% 1/15/15	2,145,000	1,973,400
9% 7/1/10	125,000	130,625
10.375% 7/1/12	100,000	108,000
WCI Communities, Inc.:
6.625% 3/15/15 (d)	2,860,000	2,659,800
7.875% 10/1/13	4,665,000	4,734,975
		40,779,639
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,630,000	3,865,950
Host Marriott LP:
6.375% 3/15/15 (d)	2,900,000	2,784,000
7.125% 11/1/13	1,830,000	1,825,425
ITT Corp. 7.375% 11/15/15	1,270,000	1,377,950
La Quinta Properties, Inc. 7% 8/15/12	4,380,000	4,412,850
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	955,000	1,045,725
		15,311,900
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,993,038
Leisure - 0.9%
Speedway Motorsports, Inc. 6.75% 6/1/13	985,000	994,850
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	2,690,000	1,600,550
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,424,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,505,000	1,715,700
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)	3,170,000	3,280,950
		9,016,850
Metals/Mining - 2.2%
Century Aluminum Co. 7.5% 8/15/14	1,635,000	1,684,050
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,060,000	911,600
0% 6/1/13 (c)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14	970,000	956,663
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,096,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Vedanta Resources PLC 6.625% 2/22/10 (d)	$ 4,225,000	$ 4,045,438
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,365,000	5,311,350
		22,666,276
Paper - 0.5%
Abitibi-Consolidated, Inc. 8.375% 4/1/15	970,000	959,088
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,934,900
8.125% 5/15/11	50,000	55,250
8.875% 2/1/10	225,000	252,000
		5,201,238
Publishing/Printing - 1.1%
Houghton Mifflin Co. 9.875% 2/1/13	3,880,000	3,996,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,191,975
		11,188,375
Railroad - 1.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,075,000	4,156,500
9.5% 10/1/08	220,000	239,250
TFM SA de CV yankee:
10.25% 6/15/07	1,310,000	1,375,500
11.75% 6/15/09	8,030,000	8,030,000
		13,801,250
Restaurants - 0.7%
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,600,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	3,450,000	3,385,313
		6,985,813
Services - 1.0%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	396,000
8.625% 4/1/13	3,765,000	3,840,300
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	3,610,000	1,805,000
9.875% 3/15/15 (d)	820,000	820,000
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)	3,900,000	3,783,000
		10,644,300
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	11,008,550
OMI Corp. 7.625% 12/1/13	7,645,000	7,797,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 17,621,978
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	11,992,750
		48,421,178
Steels - 1.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,683,500
CSN Islands VII Corp. 10.75% 9/12/08 (d)	3,090,000	3,399,000
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	385,000	398,475
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	6,736,800
Ryerson Tull, Inc. 8.25% 12/15/11	2,955,000	2,829,413
		17,047,188
Super Retail - 3.2%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,570,000	1,515,050
9% 6/15/12	5,420,000	5,528,400
Buhrmann US, Inc. 7.875% 3/1/15 (d)	2,395,000	2,395,000
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,804,475
7.6% 4/1/07	990,000	1,009,800
NBC Acquisition Corp. 0% 3/15/13 (c)	6,590,000	4,711,850
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,344,075
Saks, Inc.:
7.5% 12/1/10	3,605,000	3,496,850
9.875% 10/1/11	3,235,000	3,493,800
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,494,500
		33,793,800
Technology - 5.8%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)	3,155,000	3,076,125
Celestica, Inc. 7.875% 7/1/11	9,430,000	9,524,300
Flextronics International Ltd.:
6.25% 11/15/14	4,730,000	4,517,150
6.5% 5/15/13	325,000	320,125
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,485,000	3,572,125
7.125% 7/15/14	395,000	408,825
Lucent Technologies, Inc.:
6.45% 3/15/29	2,075,000	1,789,688
6.5% 1/15/28	1,050,000	903,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (d)(e)	2,810,000	2,838,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (d)	$ 540,000	$ 550,800
Micron Technology, Inc. 6.5% 9/30/05 (f)	11,761,905	11,703,095
Sanmina-SCI Corp.:
6.75% 3/1/13 (d)	2,910,000	2,713,575
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,545,000	5,600,450
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,667,625
7.125% 6/15/10	5,235,000	5,405,138
9.75% 1/15/09	920,000	1,037,300
		60,791,921
Telecommunications - 10.2%
American Tower Corp. 7.125% 10/15/12	4,260,000	4,238,700
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	2,070,000	2,111,400
Empresa Brasileira de Telecomm SA 11% 12/15/08	3,220,000	3,558,100
Intelsat Ltd.:
5.25% 11/1/08	975,000	894,563
6.5% 11/1/13	5,005,000	4,016,513
7.625% 4/15/12	2,185,000	1,906,413
7.7938% 1/15/12 (d)(e)	4,830,000	4,854,150
MCI, Inc. 8.735% 5/1/14 (e)	5,170,000	5,687,000
Millicom International Cellular SA 10% 12/1/13 (d)	8,805,000	8,871,038
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,980,000	3,951,535
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,755,000	1,776,938
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,891,606
6.875% 10/31/13	4,970,000	5,168,800
PanAmSat Corp. 9% 8/15/14	4,630,000	4,884,650
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,059,200
7.25% 2/15/11	6,745,000	6,340,300
7.75% 2/15/31	1,350,000	1,120,500
7.9% 8/15/10	4,495,000	4,303,963
Qwest Corp.:
7.875% 9/1/11 (d)	2,575,000	2,658,688
9.125% 3/15/12 (d)	85,000	92,438
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,780,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Rogers Communications, Inc.: - continued
8% 12/15/12	$ 4,020,000	$ 4,140,600
9.625% 5/1/11	3,350,000	3,785,500
SBA Communications Corp. 8.5% 12/1/12 (d)	5,335,000	5,535,063
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	493,000	483,140
Time Warner Telecom, Inc. 10.125% 2/1/11	1,310,000	1,277,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,158,710
U.S. West Communications:
6.875% 9/15/33	3,960,000	3,435,300
7.2% 11/10/26	1,805,000	1,624,500
7.25% 9/15/25	955,000	897,700
7.5% 6/15/23	2,415,000	2,221,800
		106,726,158
Textiles & Apparel - 1.3%
Levi Strauss & Co.:
7.73% 4/1/12 (d)(e)	3,055,000	3,009,175
9.75% 1/15/15 (d)	5,135,000	5,057,975
12.25% 12/15/12	4,270,000	4,643,625
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,220,000	1,220,000
		13,930,775
TOTAL NONCONVERTIBLE BONDS (Cost $917,858,257)		927,894,554
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (d)(e) (Cost $1,034,932)	1,349,194	1,173,799
Common Stocks - 0.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(d)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)	1,364	22,861
Common Stocks - continued
	Shares	Value
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (f)	144,445	$ 1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Floating Rate Loans - 5.7%
	Principal Amount
Cable TV - 0.4%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (e)	$ 4,150,000	4,191,500
Electric Utilities - 1.5%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (e)	5,890,000	6,007,800
13.5% 4/16/12 (e)	2,880,000	2,952,000
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)	288,859	293,192
		15,709,856
Energy - 0.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	5,120,700	5,171,907
term loan 5.625% 11/22/09 (e)	3,843,405	3,886,643
		9,058,550
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 4.94% 11/12/07 (e)	6,073,622	6,126,766
Tranche B, term loan 5.1% 11/12/08 (e)	6,086,322	6,192,832
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (e)	2,150,000	2,171,500
Tranche B, term loan:
5.81% 2/3/08 (e)	4,400,000	4,444,000
8.06% 2/3/08 (e)	2,200,000	2,233,000
		21,168,098
Hotels - 0.1%
Wyndham International, Inc. term loan 7.5625% 6/30/06 (e)	877,688	877,688
Services - 0.2%
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (e)	2,287,248	2,304,402
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 0.4%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.51% 3/9/11 (e)	$ 3,080,000	$ 3,080,000
Tranche B, term loan 4.51% 3/9/13 (e)	1,660,000	1,664,150
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (e)	9,650	9,759
		4,753,909
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,700,000	1,704,250
TOTAL FLOATING RATE LOANS (Cost $59,121,656)		59,768,253
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $31,498,000)	$ 31,500,513	31,498,000
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,015,444,788)		1,021,853,498
NET OTHER ASSETS - 2.3%		24,001,689
NET ASSETS - 100%		$ 1,045,855,187
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $206,232,970 or 19.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,220,962 or 1.3% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	$ 13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 9,709,464
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.2%
Canada	4.3%
Marshall Islands	2.9%
Bermuda	2.9%
United Kingdom	1.6%
Luxembourg	1.4%
Mexico	1.3%
Others (individually less than 1%)	3.4%
100.0%

Semiannual Report

Fidelity Tactical Income Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.0%
Ford Motor Co.:
6.625% 10/1/28	$ 1,115,000	$ 935,266
7.45% 7/16/31	16,780,000	15,178,936
General Motors Corp.:
8.25% 7/15/23	13,340,000	11,523,546
8.375% 7/15/33	4,545,000	3,889,302
		31,527,050
Media - 0.8%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,335,959
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,716,819
Liberty Media Corp. 8.25% 2/1/30	8,580,000	8,700,386
News America, Inc. 6.2% 12/15/34 (b)	7,700,000	7,613,498
		25,366,662
TOTAL CONSUMER DISCRETIONARY		56,893,712
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,297,054
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Petronas Capital Ltd. 7% 5/22/12 (b)	3,950,000	4,352,477
Oil & Gas - 1.8%
Amerada Hess Corp.:
6.65% 8/15/11	2,770,000	2,966,401
7.125% 3/15/33	2,030,000	2,257,397
7.375% 10/1/09	2,459,000	2,696,384
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,184,154
Enterprise Products Operating LP:
4% 10/15/07	3,815,000	3,734,980
5.75% 3/1/35 (b)	4,000,000	3,606,340
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,714,260
Nexen, Inc. 5.875% 3/10/35	8,615,000	8,240,075
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,745,000	7,748,211
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,850,700
9.625% 5/15/12	7,730,000	8,425,700
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.:
7.125% 9/1/11	$ 4,390,000	$ 4,582,063
7.5% 1/15/31	3,670,000	3,853,500
		56,860,165
TOTAL ENERGY		61,212,642
FINANCIALS - 9.3%
Capital Markets - 0.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,191,503
4.25% 9/4/12 (f)	4,285,000	4,240,753
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,467,961
Morgan Stanley 4.75% 4/1/14	4,800,000	4,570,171
		17,470,388
Commercial Banks - 2.0%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,595,860
7.8% 2/15/10	14,984,000	16,961,483
Banponce Corp. 6.75% 12/15/05	3,570,000	3,630,365
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,446,228
5.25% 2/10/14 (b)	2,560,000	2,537,336
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,351,227
4.75% 7/20/09	3,520,000	3,497,391
Wachovia Bank NA 4.875% 2/1/15	11,000,000	10,700,470
Wachovia Corp. 5.25% 8/1/14	4,800,000	4,813,666
		64,534,026
Consumer Finance - 1.7%
Capital One Bank:
4.875% 5/15/08	1,800,000	1,812,940
6.5% 6/13/13	4,545,000	4,880,489
8.25% 6/15/05	6,200,000	6,257,251
Capital One Financial Corp. 4.8% 2/21/12	1,900,000	1,845,552
General Electric Capital Corp. 3.5% 5/1/08	500,000	486,669
General Motors Acceptance Corp.:
4.75% 5/19/05 (f)	3,655,000	3,656,652
5.11% 12/1/14 (f)	1,200,000	1,030,849
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
5.25% 5/16/05	$ 9,000,000	$ 9,016,632
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,243,777
5.875% 2/1/09	730,000	759,610
6.375% 11/27/12	4,570,000	4,941,217
Household International, Inc. 8.875% 2/15/08	8,550,000	8,893,308
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,724,204
MBNA Corp. 6.25% 1/17/07	3,670,000	3,789,411
		56,338,561
Diversified Financial Services - 1.3%
J.P. Morgan Chase & Co. 6.75% 2/1/11	29,515,000	32,313,612
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	3,900,000	3,951,870
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,976,754
		41,242,236
Insurance - 1.0%
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,225,000	3,266,190
Oil Insurance Ltd. 5.15% 8/15/33 (b)(f)	3,625,000	3,637,956
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	18,863,116
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)	3,285,000	3,242,403
The Chubb Corp. 6.15% 8/15/05	3,184,000	3,210,516
		32,220,181
Real Estate - 1.6%
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,327,766
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,906,166
5.25% 7/15/11	5,000,000	4,974,845
Colonial Properties Trust 4.75% 2/1/10	3,325,000	3,269,216
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,321,563
6.763% 6/15/07	10,075,000	10,530,219
7.75% 11/15/07	9,645,000	10,378,907
Gables Realty LP 5.75% 7/15/07	1,450,000	1,486,923
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,017,179
Simon Property Group LP 4.875% 8/15/10	7,325,000	7,243,063
		50,455,847
Thrifts & Mortgage Finance - 1.2%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,082,630
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc. 4% 3/22/11	$ 3,500,000	$ 3,313,702
Independence Community Bank Corp. 3.75% 4/1/14 (f)	2,870,000	2,715,270
Washington Mutual Bank 5.125% 1/15/15	6,600,000	6,427,879
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,298,697
4.625% 4/1/14	13,600,000	12,847,825
		37,686,003
TOTAL FINANCIALS		299,947,242
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,596,000
7.45% 5/1/34 (b)	7,300,000	5,949,500
		7,545,500
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	99,065	100,225
6.978% 10/1/12	1,386,791	1,403,440
Continental Airlines, Inc. pass thru trust certificates 6.32% 11/1/08	635,000	624,260
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	10,439,642
		12,567,567
Commercial Services & Supplies - 0.1%
International Lease Financial Corp. 4.75% 7/1/09	3,210,000	3,211,817
TOTAL INDUSTRIALS		23,324,884
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,786,626
MATERIALS - 0.6%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	2,545,000	2,507,031
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.: - continued
5.5% 10/1/14	$ 1,185,000	$ 1,186,727
6.5% 10/1/34	2,145,000	2,240,585
		5,934,343
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,805,960
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,490,000
International Paper Co. 4.25% 1/15/09	1,075,000	1,060,403
		10,550,403
TOTAL MATERIALS		19,290,706
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
BellSouth Corp. 6.55% 6/15/34	5,800,000	6,206,203
British Telecommunications PLC 8.875% 12/15/30	5,575,000	7,428,626
France Telecom SA 8% 3/1/11 (a)	2,455,000	2,809,099
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,368,292
SBC Communications, Inc. 4.125% 9/15/09	7,445,000	7,241,178
Sprint Capital Corp.:
6.875% 11/15/28	2,075,000	2,221,476
8.375% 3/15/12	2,350,000	2,746,440
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,091,980
4% 1/15/10 (b)	2,565,000	2,452,189
5.25% 11/15/13	2,500,000	2,469,898
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,535,040
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,609,603
		64,180,024
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,516,356
TOTAL TELECOMMUNICATION SERVICES		69,696,380
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.2%
Electric Utilities - 0.9%
Duke Capital LLC:
4.37% 3/1/09	$ 2,825,000	$ 2,777,164
6.25% 2/15/13	4,500,000	4,748,594
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,538,493
Monongahela Power Co. 5% 10/1/06	3,890,000	3,913,289
Progress Energy, Inc. 7.1% 3/1/11	7,470,000	8,192,820
		30,170,360
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10	1,130,000	1,288,627
Multi-Utilities & Unregulated Power - 0.3%
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,235,000	3,242,667
5.875% 10/1/12	4,430,000	4,600,706
		7,843,373
TOTAL UTILITIES		39,302,360
TOTAL NONCONVERTIBLE BONDS (Cost $571,794,084)		574,751,606
U.S. Government and Government Agency Obligations - 22.0%

U.S. Government Agency Obligations - 11.8%
Fannie Mae:
2.5% 6/15/06	100,574,000	99,023,652
3.25% 8/15/08	1,035,000	1,001,106
3.625% 3/15/07	21,232,000	21,087,983
6.25% 2/1/11	53,700,000	57,380,276
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,421,758
0% 11/30/05	1,666,000	1,628,278
Freddie Mac:
2.375% 2/15/07	10,890,000	10,582,521
4.5% 1/15/14	74,000,000	72,337,738
5.25% 11/5/12	51,240,000	50,991,486
5.875% 3/21/11	45,055,000	47,382,541
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,133,984	1,186,862
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	$ 10,090,000	$ 10,218,345
7.63% 8/1/14	1,000,000	1,013,262
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		379,255,808
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	63,732,060	68,552,240
3.375% 4/15/32	45,442,467	60,306,289
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		128,858,529
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bonds 8% 11/15/21	79,150,000	107,483,246
U.S. Treasury Notes:
4.875% 2/15/12	16,774,000	17,321,118
6.5% 2/15/10 (c)	69,000,000	75,867,893
TOTAL U.S. TREASURY OBLIGATIONS		200,672,257
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $710,394,816)		708,786,594
U.S. Government Agency - Mortgage Securities - 28.7%

Fannie Mae - 26.0%
3.737% 1/1/35 (f)	894,706	884,494
3.827% 12/1/34 (f)	193,126	191,781
3.83% 1/1/35 (f)	648,045	643,668
3.836% 6/1/33 (f)	456,005	451,140
3.84% 1/1/35 (f)	1,720,403	1,704,844
3.913% 12/1/34 (f)	573,142	568,485
3.941% 10/1/34 (f)	797,312	791,270
3.98% 1/1/35 (f)	827,430	820,951
3.987% 12/1/34 (f)	749,686	743,895
4% 6/1/18 to 9/1/19	63,737,900	61,114,640
4% 4/1/20 (c)	35,000,000	33,501,563
4% 1/1/35 (f)	522,850	518,778
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.017% 12/1/34 (f)	$ 4,125,850	$ 4,098,958
4.021% 12/1/34 (f)	619,548	615,159
4.023% 2/1/35 (f)	524,787	521,068
4.029% 1/1/35 (f)	264,582	264,026
4.037% 12/1/34 (f)	412,924	410,555
4.048% 1/1/35 (f)	548,463	544,475
4.052% 2/1/35 (f)	546,076	542,887
4.072% 12/1/34 (f)	1,099,065	1,092,658
4.105% 1/1/35 (f)	1,164,228	1,159,839
4.118% 1/1/35 (f)	1,164,450	1,159,166
4.118% 2/1/35 (f)	374,943	374,686
4.12% 2/1/35 (f)	1,016,522	1,011,762
4.127% 1/1/35 (f)	1,175,458	1,174,709
4.128% 2/1/35 (f)	2,094,459	2,085,719
4.145% 2/1/35 (f)	1,294,537	1,288,887
4.17% 11/1/34 (f)	1,050,174	1,046,069
4.197% 1/1/35 (f)	968,725	966,746
4.2% 1/1/35 (f)	2,315,989	2,338,047
4.202% 1/1/35 (f)	1,150,661	1,133,380
4.23% 11/1/34 (f)	331,100	330,358
4.318% 3/1/33 (f)	306,422	302,412
4.324% 12/1/34 (f)	393,195	393,978
4.368% 2/1/34 (f)	1,497,986	1,489,564
4.4% 2/1/35 (f)	899,816	890,712
4.455% 3/1/35 (f)	775,000	768,643
4.484% 10/1/34 (f)	3,581,890	3,606,887
4.499% 3/1/35 (f)	1,749,823	1,733,630
4.5% 5/1/18 to 10/1/33	166,755,175	160,441,276
4.5% 4/18/20 (c)	15,000,000	14,662,500
4.549% 8/1/34 (f)	1,374,730	1,388,683
4.587% 2/1/35 (f)	5,145,000	5,131,674
4.625% 2/1/35 (f)	1,785,661	1,784,336
4.67% 11/1/34 (f)	2,132,493	2,125,387
4.694% 11/1/34 (f)	2,099,468	2,088,154
4.742% 3/1/35 (f)	999,877	1,003,002
4.748% 7/1/34 (f)	1,946,516	1,951,517
4.826% 1/1/35 (f)	1,965,143	1,957,351
5% 2/1/18 to 10/1/34 (d)	173,213,467	170,911,752
5.5% 2/1/11 to 10/1/34	166,312,533	167,453,088
6% 1/1/09 to 1/1/34	42,326,593	43,459,415
6% 4/1/35	2,450,000	2,505,125
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.5% 2/1/12 to 5/1/34	$ 72,538,564	$ 75,506,733
6.5% 4/1/35 (c)	18,289,984	18,964,427
7% 11/1/05 to 2/1/33	21,347,260	22,526,031
7% 4/1/20 (c)	3,757,832	3,950,421
7.5% 10/1/09 to 11/1/31	8,826,193	9,454,634
8% 6/1/10 to 6/1/29	9,587	10,006
11.5% 11/1/15	51,250	57,358
TOTAL FANNIE MAE		840,613,359
Freddie Mac - 0.9%
4.232% 1/1/35 (f)	1,010,965	1,009,901
4.364% 1/1/35 (f)	2,271,017	2,268,476
4.37% 3/1/35 (f)	1,175,000	1,159,532
4.401% 2/1/35 (f)	1,625,000	1,603,608
4.441% 2/1/34 (f)	1,048,896	1,041,505
4.444% 3/1/35 (f)	750,000	743,672
4.491% 3/1/35 (f)	2,200,000	2,177,913
4.504% 3/1/35 (f)	875,000	866,694
4.564% 2/1/35 (f)	1,300,000	1,293,500
4.985% 8/1/33 (f)	434,944	439,142
5% 11/1/33	725,718	712,085
6% 10/1/23 to 5/1/33	10,686,068	10,975,811
7.5% 11/1/16 to 6/1/32	4,268,329	4,582,486
8% 7/1/25 to 10/1/27	131,392	141,590
8.5% 2/1/19 to 8/1/22	20,174	21,979
12% 11/1/19	20,404	22,592
TOTAL FREDDIE MAC		29,060,486
Government National Mortgage Association - 1.8%
6% 6/15/08 to 12/15/10	3,579,883	3,696,891
6.5% 12/15/07 to 12/15/32	23,648,036	24,703,764
6.5% 4/1/35 (c)	894,513	933,089
7% 6/15/24 to 12/15/33	21,127,110	22,348,220
7.5% 3/15/22 to 8/15/28	5,055,438	5,444,126
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8% 4/15/24 to 12/15/25	$ 343,608	$ 370,715
8.5% 8/15/29 to 11/15/31	855,166	930,858
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		58,427,663
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $926,288,681)		928,101,508
Asset-Backed Securities - 6.1%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,751,761	3,645,270
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.37% 4/25/34 (f)	2,390,000	2,392,463
Class M2, 3.9% 4/25/34 (f)	3,375,000	3,381,157
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.2156% 11/6/09 (f)	3,425,000	3,441,194
Series 2003-BX Class A4B, 3.1256% 1/6/10 (f)	2,220,000	2,229,724
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 4.15% 9/25/32 (f)	970,000	971,662
Series 2003-3 Class M1, 3.65% 3/25/33 (f)	4,050,000	4,100,282
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.45% 10/25/32 (f)	18,293,000	18,470,223
Argent Securities, Inc. Series 2003-W3 Class M2, 4.65% 9/25/33 (f)	5,400,000	5,583,597
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 3.19% 4/15/33 (f)	1,627,198	1,628,668
Class M1, 3.71% 4/15/33 (f)	4,770,000	4,802,856
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (f)	8,894,107	8,907,793
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	4,890,000	4,827,043
Capital One Auto Finance Trust Series 2003-A Class A4B, 3.09% 1/15/10 (f)	6,505,000	6,526,599
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	19,600,000	19,609,543
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.49% 7/15/08 (f)	6,380,000	6,389,301
Series 2003-B1 Class B1, 3.98% 2/17/09 (f)	7,735,000	7,811,437
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,048,318
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	$ 4,855,000	$ 4,793,937
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.75% 10/25/33 (f)	1,774,982	1,835,493
Chase Credit Card Master Trust Series 2003-6 Class B, 3.16% 2/15/11 (f)	4,870,000	4,910,643
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.28% 5/25/33 (f)	2,941,689	2,949,125
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	4,889,271
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 4% 7/25/34 (f)	5,110,000	5,109,941
First USA Secured Note Trust Series 2001-3 Class C, 3.9% 11/19/08 (b)(f)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.28% 1/25/35 (f)	900,000	901,103
Class M2, 3.31% 1/25/35 (f)	1,300,000	1,302,051
Class M3, 3.34% 1/25/35 (f)	700,000	701,084
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.23% 8/25/33 (f)	334,564	336,032
Class M1, 3.73% 8/25/33 (f)	1,780,000	1,802,856
Series 2003-4:
Class M1, 3.65% 10/25/33 (f)	215,000	217,049
Class M2, 4.75% 10/25/33 (f)	255,000	258,658
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	101,765	101,765
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.06% 9/15/09 (f)	4,865,000	4,889,048
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.6% 7/25/33 (f)	5,250,000	5,300,763
Class M2, 4.7% 7/25/33 (f)	2,685,000	2,748,363
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.185% 10/15/08 (f)	3,400,000	3,406,955
Series 2001-B2 Class B2, 3.17% 1/15/09 (f)	3,400,000	3,411,055
Series 2002-B2 Class B2, 3.19% 10/15/09 (f)	3,400,000	3,417,623
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.95% 12/27/32 (f)	1,010,000	1,023,938
Series 2003-HE1 Class M2, 4.75% 5/25/33 (f)	3,165,000	3,204,783
Series 2003-NC6 Class M2, 4.8% 6/27/33 (f)	8,680,000	8,931,436
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.25% 2/25/32 (f)	725,000	732,035
Series 2002-NC3 Class M1, 3.57% 8/25/32 (f)	765,500	773,503
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	$ 5,150,000	$ 2,739,285
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	649,750
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.28% 1/25/33 (f)	924,317	925,228
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,244,574
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,386,484	2,357,618
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	2,112,696	2,045,153
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,500,000	2,535,505
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (f)	670,111	670,105
TOTAL ASSET-BACKED SECURITIES (Cost $196,053,235)		197,287,576
Collateralized Mortgage Obligations - 6.0%

Private Sponsor - 2.4%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.25% 1/25/34 (f)	3,770,402	3,787,886
Series 2005-1 Class 5A2, 3.18% 5/25/35 (f)	6,490,089	6,498,455
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.13% 1/25/35 (f)	9,724,258	9,724,258
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 3.3233% 4/15/13 (b)(f)	2,150,000	2,155,191
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	875,440	885,836
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.24% 3/25/28 (f)	7,071,312	7,119,625
Series 2004-G Class A2, 3.07% 11/25/29 (f)	2,972,228	2,972,228
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	27,195,801	370,314
Series 2003-G Class XA1, 1% 1/25/29 (h)	24,131,929	345,478
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	21,372,561	308,729
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,037,747	3,091,168
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.04% 6/10/35 (b)(f)	1,727,516	1,756,335
Class B4, 4.24% 6/10/35 (b)(f)	1,543,118	1,568,633
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1: - continued
Class B5, 4.84% 6/10/35 (b)(f)	$ 1,048,156	$ 1,069,826
Class B6, 5.34% 6/10/35 (b)(f)	630,834	645,622
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	89,158,144	769,827
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	11,736,278	11,743,197
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	7,988,185	7,964,112
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	761,721	792,476
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 2A2, 4.57% 3/25/35	15,149,634	15,013,590
TOTAL PRIVATE SPONSOR		78,582,786
U.S. Government Agency - 3.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,771,828
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,839,669
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	730,846	741,570
Series 2002-64 Class PC, 5.5% 12/25/26	4,535,663	4,583,381
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,354,290
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,431,057
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,788,319
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,274,496
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,763,017
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,470,554
Class EG, 4.5% 4/15/19	13,500,000	12,830,351
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,133,828
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,289,430
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,655,145
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,346,483
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 3,863,283	$ 3,381,824
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	795,000	828,115
TOTAL U.S. GOVERNMENT AGENCY		115,483,357
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $193,206,653)		194,066,143
Commercial Mortgage Securities - 8.8%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	2,262,891	2,311,444
Series 1997-D5 Class PS1, 1.1046% 2/14/43 (f)(h)	61,515,726	3,259,411
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.13% 11/15/15 (b)(f)	2,715,000	2,718,777
Class C, 3.28% 11/15/15 (b)(f)	555,000	557,620
Class D, 3.36% 11/15/15 (b)(f)	870,000	875,234
Class F, 3.71% 11/15/15 (b)(f)	620,000	624,615
Class H, 4.21% 11/15/15 (b)(f)	555,000	559,168
Class J, 4.76% 11/15/15 (b)(f)	580,000	584,712
Class K, 5.41% 11/15/15 (b)(f)	520,000	524,648
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.43% 8/25/33 (b)(f)	4,735,776	4,773,144
Series 2004-2 Class A, 3.28% 8/25/34 (b)(f)	4,193,311	4,195,932
Series 2004-3:
Class A2, 3.27% 1/25/35 (b)(f)	639,992	640,492
Class M1, 3.35% 1/25/35 (b)(f)	707,930	707,930
Class M2, 3.85% 1/25/35 (b)(f)	443,072	443,072
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,395,566
Class D, 4.986% 5/14/16 (b)	875,000	875,844
Class E, 5.064% 5/14/16 (b)	2,705,000	2,700,679
Class F, 5.182% 5/14/16 (b)	650,000	648,740
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	5,404,243	5,606,543
Commercial Mortgage Securities - continued
	Principal Amount	Value
CBM Funding Corp. sequential pay Series 1996-1: - continued
Class B, 7.48% 2/1/08	$ 11,335,000	$ 12,096,955
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,857,522
Class F, 7.734% 1/15/32	920,000	985,896
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	2,080,000	2,237,670
COMM floater Series 2002-FL7:
Class A2, 3.16% 11/15/14 (b)(f)	825,187	825,636
Class D, 3.38% 11/15/14 (b)(f)	150,000	150,254
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.45% 9/15/14 (b)(f)	350,000	350,143
Class E, 3.51% 9/15/14 (b)(f)	480,000	480,473
Class F, 3.61% 9/15/14 (b)(f)	375,000	375,423
Class G, 3.79% 9/15/14 (b)(f)	860,000	861,093
Class H, 3.89% 9/15/14 (b)(f)	915,000	916,162
Class J, 4.41% 9/15/14 (b)(f)	310,000	310,392
Class K, 4.81% 9/15/14 (b)(f)	495,000	495,623
Class L, 5.01% 9/15/14 (b)(f)	400,000	399,933
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	645,000	680,557
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	317,812
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,713,299
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,407,761
Series 2003-C3 Class ASP, 1.8837% 5/15/38 (b)(f)(h)	66,595,880	4,290,473
Series 2004-C1 Class ASP, 1.0443% 1/15/37 (b)(f)(h)	41,505,216	1,625,693
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,117,203
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	6,828,318	7,064,361
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	11,400,000	11,790,025
Class C1, 7.52% 5/15/06 (b)	8,700,000	9,007,082
Class D1, 7.77% 5/15/06 (b)	6,800,000	7,022,210
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,218,578
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (f)	$ 5,850,000	$ 6,100,915
Series 2003-87 Class C, 5.2417% 8/16/32 (f)	5,000,000	5,083,330
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,700,000	6,516,385
Series 2003-47 Class XA, 0.2228% 6/16/43 (f)(h)	19,576,344	943,639
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,580,960	3,746,176
Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)	6,825,000	218,597
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,731,788
Series 2003-C1 Class XP, 2.168% 7/5/35 (b)(f)(h)	33,714,042	2,511,177
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	4,850,000	5,090,525
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,377,186
Series 1998-GLII Class E, 6.9683% 4/13/31 (f)	4,103,000	4,322,733
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,531,700
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	5,882,851
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	843,505
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,174,597
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,362,478	14,909,481
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	970,828
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,256,310
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,550,000	1,628,383
Series 1999-RM1 Class E, 6.9908% 12/15/31 (f)	824,000	887,606
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.4102% 3/12/35 (b)(f)(h)	35,142,760	2,190,568
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,456,636
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,334,396
Commercial Mortgage Securities - continued
	Principal Amount	Value
Thirteen Affiliates of General Growth Properties, Inc.: - continued
Series 1:
Class D2, 6.992% 11/15/07 (b)	$ 13,890,000	$ 14,660,130
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,665,595
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	1,000,000	1,099,558
Class E3, 7.253% 3/15/13 (b)	5,725,000	6,000,477
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $279,269,874)		282,736,872
Foreign Government and Government Agency Obligations - 2.6%

Chilean Republic 7.125% 1/11/12	6,460,000	7,215,820
Israeli State 4.625% 6/15/13	5,305,000	5,056,328
Italian Republic 4.5% 1/21/15	14,460,000	14,019,548
Korean Republic 4.875% 9/22/14	3,000,000	2,898,210
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,799,625
United Mexican States:
5.875% 1/15/14	3,690,000	3,662,325
6.75% 9/27/34	25,820,000	25,200,320
7.5% 4/8/33	18,650,000	19,806,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,310,602)		83,658,476
Fixed-Income Funds - 10.6%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $342,024,618)	3,436,830	342,067,690
Cash Equivalents - 2.1%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $68,597,000)	$ 68,602,473	$ 68,597,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $3,369,939,563)		3,380,053,465
NET OTHER ASSETS - (4.7)%		(150,833,710)
NET ASSETS - 100%		$ 3,229,219,755
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2015	$ 40,000,000	$ (113,156)
Receive from Deutsche Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	6,300,000	408,491
Receive quarterly notional amount multiplied by .405% and pay Merrill Lynch, Inc. upon default event of American International Group, Inc., par value of the notional amount of American International Group, Inc. 4.25% 5/15/13	June 2010	5,145,000	3,810
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	$ 15,000,000	$ (55,118)
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	0
TOTAL CREDIT DEFAULT SWAP		71,445,000	244,027
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	250,000,000	(1,088,350)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(447,880)
TOTAL INTEREST RATE SWAP		290,000,000	(1,536,230)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 12,500,000	$ (151,738)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	30,000,000	0
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Deutsche Bank	May 2005	25,000,000	(194,140)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	45,000,000	(381,384)
Receive monthly a return equal to that of Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	12,500,000	0
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	14,000,000	(439,221)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 12,600,000	$ (137,271)
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	20,045,000	(362,279)
TOTAL TOTAL RETURN SWAP		171,645,000	(1,666,033)
		$ 533,090,000	$ (2,958,236)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $236,838,997 or 7.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Semiannual Report

Managing Your Investments

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By Phone

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(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

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4   To review orders and mutual
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*0   To speak to a Fidelity representative.

By PC

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(computer_graphic)

Fidelity's Web Site
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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Covington, KY 41015

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Semiannual Report

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Semiannual Report

March 31, 2005

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's Fixed-Income Central Funds

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Actual	$ 1,000.00	$ 1,007.20	$ 2.50**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.44	$ 2.52**

* Expenses are equal to the Fund's annualized expense ratio of .50%**, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If contractual expense limitations, effective June 1, 2005, had been in effect during the period, the annualized expense ratio would have been .45% and the expenses paid in the actual and hypothetical examples above would have been $2.25 and $2.27, respectively.

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of March 31, 2005*	As of September 30, 2004**
U.S. Government and U.S. Government Agency Obligations 49.8%	U.S. Government and U.S. Government Agency Obligations 51.6%
AAA 11.7%	AAA 9.6%
AA 3.9%	AA 3.2%
A 13.2%	A 16.1%
BBB 18.1%	BBB 20.8%
BB and Below 0.6%	BB and Below 0.7%
Not Rated 1.6%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets(dagger) (2.9)%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of March 31, 2005
6 months ago
Years	5.5	5.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of March 31, 2005
6 months ago
Years	4.2	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2005*		As of September 30, 2004**
	Corporate Bonds 21.1%		Corporate Bonds 27.8%
	U.S. Government and U.S. Government Agency Obligations 49.8%		U.S. Government and U.S. Government Agency Obligations 51.6%
	Asset-Backed Securities 12.7%		Asset-Backed Securities 12.0%
	CMOs and Other Mortgage Related Securities 12.6%		CMOs and Other Mortgage Related Securities 9.6%
	Other Investments 2.7%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets(dagger) (2.9)%
* Foreign investments	9.2%	** Foreign investments	11.3%
* Futures and Swaps	12.1%	** Futures and Swaps	6.6%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.9%
Ford Motor Co.:
6.625% 10/1/28	$ 2,065	$ 1,732
7.45% 7/16/31	11,920	10,783
General Motors Corp. 8.375% 7/15/33	12,460	10,662
		23,177
Media - 1.6%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	6,975	7,865
Cox Communications, Inc.:
7.125% 10/1/12	2,145	2,339
7.75% 11/1/10	6,210	6,897
Liberty Media Corp. 8.25% 2/1/30	5,575	5,653
News America Holdings, Inc. 8% 10/17/16	5,400	6,381
News America, Inc. 6.2% 12/15/34 (b)	5,000	4,944
TCI Communications, Inc. 9.8% 2/1/12	4,400	5,515
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	907
10.15% 5/1/12	500	635
		41,136
TOTAL CONSUMER DISCRETIONARY		64,313
CONSUMER STAPLES - 0.3%
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (b)	2,120	2,106
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	6,475	6,948
TOTAL CONSUMER STAPLES		9,054
ENERGY - 3.2%
Energy Equipment & Services - 0.9%
Cooper Cameron Corp. 2.65% 4/15/07	2,835	2,732
Petronas Capital Ltd. 7% 5/22/12 (b)	18,165	20,016
		22,748
Oil & Gas - 2.3%
Amerada Hess Corp. 6.65% 8/15/11	1,555	1,665
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	3,555	3,531
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Duke Energy Field Services LLC 7.875% 8/16/10	$ 5,400	$ 6,132
Enterprise Products Operating LP 5.75% 3/1/35 (b)	3,540	3,192
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,500	1,421
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	3,000	3,157
Nexen, Inc. 5.875% 3/10/35	6,770	6,475
Pemex Project Funding Master Trust 7.375% 12/15/14	21,500	23,005
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	5,200	5,973
Williams Companies, Inc.:
7.125% 9/1/11	3,075	3,210
7.5% 1/15/31	910	956
		58,717
TOTAL ENERGY		81,465
FINANCIALS - 9.0%
Capital Markets - 0.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	2,400	2,302
4.25% 9/4/12 (f)	2,835	2,806
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,420	5,276
Morgan Stanley 4.75% 4/1/14	2,980	2,837
		13,221
Commercial Banks - 1.4%
Banponce Corp. 6.75% 12/15/05	2,760	2,807
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,320	1,286
5.25% 2/10/14 (b)	2,225	2,205
Korea Development Bank:
3.875% 3/2/09	6,990	6,739
4.75% 7/20/09	2,350	2,335
5.75% 9/10/13	4,543	4,666
Wachovia Bank NA 4.875% 2/1/15	12,000	11,673
Wachovia Corp.:
4.875% 2/15/14	1,791	1,747
5.25% 8/1/14	610	612
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,200	2,482
		36,552
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 2.4%
Capital One Bank:
4.875% 5/15/08	$ 2,170	$ 2,186
6.5% 6/13/13	4,660	5,004
8.25% 6/15/05	4,800	4,844
Capital One Financial Corp. 4.8% 2/21/12	2,200	2,137
General Electric Capital Corp.:
6% 6/15/12	2,500	2,664
6.125% 2/22/11	1,750	1,869
General Motors Acceptance Corp.:
4.75% 5/19/05 (f)	2,895	2,896
5.11% 12/1/14 (f)	1,400	1,203
5.25% 5/16/05	7,625	7,639
Household Finance Corp.:
4.125% 11/16/09	9,910	9,636
6.375% 11/27/12	3,370	3,644
7% 5/15/12	2,045	2,280
HSBC Finance Corp. 6.75% 5/15/11	5,160	5,649
MBNA America Bank NA 6.625% 6/15/12	4,320	4,654
MBNA Corp. 7.5% 3/15/12	5,360	6,044
		62,349
Diversified Financial Services - 1.3%
Duke Capital LLC 4.331% 11/16/06	1,395	1,396
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	1,260	1,330
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (b)	2,340	2,433
7.45% 11/24/33 (b)	3,920	4,315
J.P. Morgan Chase & Co.:
4.875% 3/15/14	3,990	3,890
5.125% 9/15/14	10,000	9,842
6.75% 2/1/11	7,480	8,189
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	3,100	3,141
		34,536
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	6,900	6,709
Assurant, Inc. 5.625% 2/15/14	1,830	1,858
Axis Capital Holdings Ltd. 5.75% 12/1/14	2,305	2,334
The Chubb Corp. 6.15% 8/15/05	2,460	2,480
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.:
5% 3/15/13	$ 1,710	$ 1,681
6.375% 3/15/33	2,200	2,270
		17,332
Real Estate - 1.7%
Boston Properties, Inc. 6.25% 1/15/13	982	1,050
Camden Property Trust 5.875% 6/1/07	2,400	2,462
CarrAmerica Realty Corp. 5.25% 11/30/07	2,805	2,840
CenterPoint Properties Trust 5.75% 8/15/09	3,065	3,163
Colonial Properties Trust 4.75% 2/1/10	2,635	2,591
EOP Operating LP:
4.65% 10/1/10	3,070	3,001
4.75% 3/15/14	6,340	5,945
7.75% 11/15/07	3,410	3,669
Gables Realty LP 5.75% 7/15/07	5,500	5,640
Healthcare Realty Trust, Inc. 5.125% 4/1/14	3,585	3,444
Merry Land & Investment Co., Inc. 7.25% 6/15/05	3,150	3,173
Regency Centers LP 6.75% 1/15/12	5,055	5,489
		42,467
Thrifts & Mortgage Finance - 1.0%
Countrywide Home Loans, Inc. 4% 3/22/11	5,990	5,671
Independence Community Bank Corp. 3.75% 4/1/14 (f)	2,250	2,129
Washington Mutual Bank 5.125% 1/15/15	3,400	3,311
Washington Mutual, Inc.:
2.4% 11/3/05	5,685	5,641
4.625% 4/1/14	8,575	8,101
		24,853
TOTAL FINANCIALS		231,310
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,030	3,385
7.45% 5/1/34 (b)	60	49
		3,434
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	78	79
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
6.978% 10/1/12	$ 1,077	$ 1,090
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	503	494
7.373% 6/15/17	1,559	1,325
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	6,543	6,099
		9,087
Commercial Services & Supplies - 0.1%
International Lease Financial Corp. 4.75% 7/1/09	2,450	2,451
TOTAL INDUSTRIALS		14,972
MATERIALS - 0.3%
Chemicals - 0.1%
Lubrizol Corp.:
5.5% 10/1/14	815	816
6.5% 10/1/34	1,485	1,551
		2,367
Containers & Packaging - 0.1%
Sealed Air Corp. 6.875% 7/15/33 (b)	2,140	2,319
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	955	942
Weyerhaeuser Co. 5.25% 12/15/09	1,607	1,638
		2,580
TOTAL MATERIALS		7,266
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.0%
Ameritech Capital Funding Corp. 6.25% 5/18/09	2,255	2,368
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,375	1,698
BellSouth Corp. 6.55% 6/15/34	3,500	3,745
British Telecommunications PLC:
8.375% 12/15/10	4,545	5,280
8.875% 12/15/30	1,500	1,999
Deutsche Telekom International Finance BV:
5.25% 7/22/13	3,270	3,279
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV: - continued
8.25% 6/15/05	$ 2,890	$ 2,918
8.5% 6/15/10	1,315	1,512
France Telecom SA 8% 3/1/11 (a)	3,885	4,445
Koninklijke KPN NV yankee 8% 10/1/10	5,580	6,373
KT Corp. 5.875% 6/24/14 (b)	2,160	2,222
SBC Communications, Inc. 4.125% 9/15/09	5,045	4,907
Sprint Capital Corp.:
6.875% 11/15/28	1,600	1,713
7.625% 1/30/11	3,700	4,119
Telecom Italia Capital:
4% 11/15/08	5,700	5,551
4% 1/15/10 (b)	4,055	3,877
4.95% 9/30/14 (b)	3,180	3,046
TELUS Corp. yankee 7.5% 6/1/07	10,835	11,533
Verizon Global Funding Corp. 7.25% 12/1/10	6,435	7,141
		77,726
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,695	1,928
TOTAL TELECOMMUNICATION SERVICES		79,654
UTILITIES - 1.6%
Electric Utilities - 0.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,775	2,823
DTE Energy Co. 7.05% 6/1/11	2,165	2,396
Exelon Generation Co. LLC 5.35% 1/15/14	7,000	7,026
FirstEnergy Corp.:
5.5% 11/15/06	2,920	2,970
6.45% 11/15/11	1,190	1,256
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720	6,132
Pacific Gas & Electric Co. 4.2% 3/1/11	845	814
Southern California Edison Co. 4.65% 4/1/15	290	278
		23,695
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,324
NiSource Finance Corp. 7.875% 11/15/10	3,505	3,997
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,435	3,840
		9,161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	$ 3,305	$ 3,675
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	2,385	2,391
5.875% 10/1/12	1,595	1,656
		7,722
TOTAL UTILITIES		40,578
TOTAL NONCONVERTIBLE BONDS (Cost $519,609)		528,612
U.S. Government and Government Agency Obligations - 21.2%

U.S. Government Agency Obligations - 10.0%
Fannie Mae:
3.25% 8/15/08	35,000	33,854
3.625% 3/15/07	9,650	9,585
4.375% 7/17/13	9,595	9,191
4.625% 10/15/13	24,000	23,672
5.5% 7/18/12	8,000	8,050
6.25% 2/1/11	47,425	50,675
Freddie Mac:
4.5% 1/15/14	84,050	82,162
5.25% 11/5/12	2,810	2,796
5.875% 3/21/11	34,610	36,398
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		256,383
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25 (d)	93,575	100,652
U.S. Treasury Obligations - 7.3%
U.S. Treasury Bonds 8% 11/15/21	37,575	51,026
U.S. Treasury Notes:
2.75% 7/31/06	87,672	86,689
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 2/15/12	$ 12,295	$ 12,696
6.5% 2/15/10 (c)	35,000	38,514
TOTAL U.S. TREASURY OBLIGATIONS		188,925
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $547,594)		545,960
U.S. Government Agency - Mortgage Securities - 24.2%

Fannie Mae - 22.0%
3.737% 1/1/35 (f)	690	682
3.827% 12/1/34 (f)	145	144
3.83% 1/1/35 (f)	498	495
3.836% 6/1/33 (f)	342	338
3.84% 1/1/35 (f)	1,352	1,340
3.878% 6/1/33 (f)	2,050	2,031
3.878% 11/1/34 (f)	2,973	2,950
3.913% 12/1/34 (f)	449	445
3.941% 10/1/34 (f)	615	610
3.975% 11/1/34 (f)	922	915
3.98% 1/1/35 (f)	633	628
3.987% 12/1/34 (f)	580	576
4% 4/1/20 (c)	44,868	42,947
4% 1/1/35 (f)	398	395
4.017% 12/1/34 (f)	3,247	3,226
4.021% 12/1/34 (f)	496	492
4.023% 2/1/35 (f)	425	422
4.025% 1/1/35 (f)	870	863
4.029% 1/1/35 (f)	192	192
4.037% 12/1/34 (f)	316	314
4.048% 1/1/35 (f)	424	421
4.052% 2/1/35 (f)	422	420
4.072% 12/1/34 (f)	849	844
4.105% 1/1/35 (f)	897	894
4.118% 1/1/35 (f)	912	907
4.118% 2/1/35 (f)	300	300
4.12% 2/1/35 (f)	793	790
4.127% 1/1/35 (f)	906	906
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.128% 2/1/35 (f)	$ 1,651	$ 1,644
4.145% 2/1/35 (f)	1,021	1,016
4.17% 11/1/34 (f)	788	785
4.197% 1/1/35 (f)	770	768
4.2% 1/1/35 (f)	1,785	1,802
4.202% 1/1/35 (f)	906	892
4.23% 11/1/34 (f)	248	248
4.318% 3/1/33 (f)	238	235
4.324% 12/1/34 (f)	295	295
4.368% 2/1/34 (f)	1,180	1,173
4.4% 2/1/35 (f)	725	718
4.437% 11/1/34 (f)	7,423	7,468
4.455% 3/1/35 (f)	625	620
4.484% 10/1/34 (f)	2,837	2,857
4.499% 3/1/35 (f)	1,375	1,362
4.5% 4/1/20 (c)	94,710	92,579
4.5% 7/1/33 to 12/1/33	37,691	35,818
4.5% 4/1/35 (c)	9,898	9,390
4.549% 8/1/34 (f)	1,069	1,080
4.587% 2/1/35 (f)	4,065	4,054
4.625% 2/1/35 (f)	1,404	1,403
4.67% 11/1/34 (f)	1,692	1,686
4.694% 11/1/34 (f)	1,660	1,651
4.742% 3/1/35 (f)	775	777
4.748% 7/1/34 (f)	1,544	1,548
4.826% 1/1/35 (f)	1,532	1,526
5% 4/1/35 (c)	86,500	84,608
5% 6/1/35 (c)	32,500	31,708
5.5% 1/1/09 to 9/1/34	101,488	102,142
6% 4/1/13 to 9/1/32	17,109	17,525
6% 4/1/35 (c)	11,030	11,276
6.5% 10/1/24 to 3/1/34	52,557	54,680
6.5% 4/1/35 (c)	9,756	10,116
7% 5/1/13 to 10/1/32	11,946	12,618
7.5% 1/1/26 to 7/1/29	3,286	3,527
9.5% 4/1/17 to 10/1/18	102	113
TOTAL FANNIE MAE		567,195
Freddie Mac - 0.7%
4.232% 1/1/35 (f)	788	788
4.364% 1/1/35 (f)	1,758	1,756
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
4.37% 3/1/35 (f)	$ 925	$ 913
4.401% 2/1/35 (f)	1,300	1,283
4.441% 2/1/34 (f)	835	829
4.444% 3/1/35 (f)	575	570
4.491% 3/1/35 (f)	1,750	1,732
4.504% 3/1/35 (f)	700	693
4.564% 2/1/35 (f)	1,025	1,020
4.985% 8/1/33 (f)	343	347
6% 5/1/33	6,748	6,926
8.5% 5/1/25 to 8/1/27	295	322
TOTAL FREDDIE MAC		17,179
Government National Mortgage Association - 1.5%
5.5% 4/15/29 to 5/15/34	10,450	10,556
6% 10/15/08 to 7/15/29	1,296	1,335
6.5% 10/15/27 to 2/15/33	2,307	2,415
7% 3/15/23 to 1/15/33	21,937	23,199
7.5% 12/15/05 to 10/15/27	1,140	1,228
8% 1/15/30 to 6/15/32	126	136
8.5% 8/15/29	116	126
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		38,995
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $623,392)		623,369
Asset-Backed Securities - 7.4%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.7% 11/25/32 (f)	1,920	1,955
Series 2004-HE1:
Class M1, 3.35% 2/25/34 (f)	975	975
Class M2, 3.95% 2/25/34 (f)	1,100	1,100
American Express Credit Account Master Trust Series 2004-C Class C, 3.31% 2/15/12 (b)(f)	11,309	11,332
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.28% 4/25/34 (f)	545	545
Class M2, 3.33% 4/25/34 (f)	425	425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.19% 4/15/33 (f)	1,328	1,329
Series 2003-HE7 Class A3, 3.17% 12/15/33 (f)	2,661	2,673
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.77% 12/15/09 (f)	$ 3,285	$ 3,327
Series 2004-B2 Class B2, 4.37% 4/15/12	5,500	5,435
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.12% 2/28/44 (f)	2,976	2,979
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	3,520	3,475
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.49% 7/15/08 (f)	5,185	5,193
Series 2003-B1 Class B1, 3.98% 2/17/09 (f)	7,130	7,200
Series 2003-B2 Class B2, 3.5% 2/17/09	3,750	3,730
Series 2003-B4 Class B4, 3.61% 7/15/11 (f)	3,395	3,457
Series 2004-6 Class B, 4.15% 7/16/12	4,560	4,441
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	3,495	3,451
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.75% 10/25/33 (f)	1,670	1,727
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.01% 5/15/09 (f)	1,855	1,855
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (f)	7,200	7,212
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	2,375	2,433
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.35% 5/25/34 (f)	2,300	2,305
Series 2004-3 Class M1, 3.35% 6/25/34 (f)	650	651
Series 2005-3 Class MV1, 3.27% 3/25/35 (f)	4,750	4,750
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.53% 11/25/33 (f)	700	707
Class M2, 4.6% 11/25/33 (f)	400	412
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.4% 3/25/34 (f)	175	176
Class M4, 3.75% 3/25/34 (f)	125	126
Class M6, 4.1% 3/25/34 (f)	175	177
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.28% 1/25/35 (f)	725	726
Class M2, 3.31% 1/25/35 (f)	1,025	1,027
Class M3, 3.34% 1/25/35 (f)	550	551
GSAMP Trust:
Series 2004-FM2:
Class M1, 3.35% 1/25/34 (f)	1,500	1,500
Class M2, 3.95% 1/25/34 (f)	700	700
Class M3, 4.15% 1/25/34 (f)	700	700
Series 2004-OPT Class A1, 3.19% 11/25/34 (f)	4,142	4,154
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.23% 8/25/33 (f)	$ 301	$ 302
Class M1, 3.73% 8/25/33 (f)	1,595	1,615
Series 2003-4:
Class M1, 3.65% 10/25/33 (f)	2,125	2,145
Class M2, 4.75% 10/25/33 (f)	2,515	2,551
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	63	63
Series 2003-5N Class A, 7.5% 1/27/34 (b)	25	25
Household Home Equity Loan Trust Series 2002-2 Class A, 3.15% 4/20/32 (f)	2,271	2,274
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.7% 7/25/33 (f)	2,545	2,605
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 3.17% 1/15/09 (f)	24,500	24,580
Series 2003-B2 Class B2, 3.2% 10/15/10 (f)	625	630
Series 2003-B3 Class B3, 3.185% 1/18/11 (f)	3,295	3,313
Series 2003-B5 Class B5, 3.18% 2/15/11 (f)	5,010	5,052
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.35% 7/25/34 (f)	925	925
Class M2, 3.4% 7/25/34 (f)	175	175
Class M3, 3.8% 7/25/34 (f)	350	350
Class M4, 3.95% 7/25/34 (f)	235	235
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.95% 12/27/32 (f)	885	897
Series 2003-HE1 Class M2, 4.75% 5/25/33 (f)	2,910	2,947
Series 2003-NC8 Class M1, 3.55% 9/25/33 (f)	1,330	1,340
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.85% 1/25/32 (f)	2,700	2,717
Series 2002-NC1 Class M1, 3.65% 2/25/32 (b)(f)	1,660	1,673
Series 2002-NC3 Class M1, 3.57% 8/25/32 (f)	723	731
Series 2003-NC2 Class M2, 4.85% 2/25/33 (f)	1,430	1,460
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	3,540	1,258
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	3,560	1,894
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	1,800	509
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.28% 1/25/33 (f)	757	758
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	4,156	4,114
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.3% 6/25/34 (f)	$ 650	$ 651
Class M4, 3.825% 6/25/34 (f)	1,065	1,068
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	1,775	1,759
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	6,300	6,389
Series 2002-4 Class A, 2.94% 8/18/09 (f)	5,500	5,503
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (f)	2,165	2,220
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.26% 3/15/11 (b)(f)	4,670	4,677
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	5,300	5,234
TOTAL ASSET-BACKED SECURITIES (Cost $189,042)		189,550
Collateralized Mortgage Obligations - 7.8%

Private Sponsor - 5.7%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 3.18% 5/25/35 (f)	5,077	5,083
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3557% 12/25/33 (f)	1,021	1,014
Class 2A1, 4.1938% 12/25/33 (f)	3,117	3,084
Series 2003-L Class 2A1, 4.0095% 1/25/34 (f)	5,703	5,626
Series 2004-1 Class 2A2, 4.7463% 10/25/34 (f)	4,747	4,768
Series 2004-B:
Class 1A1, 3.424% 3/25/34 (f)	2,041	2,025
Class 2A2, 4.1383% 3/25/34 (f)	1,991	1,948
Series 2004-C Class 1A1, 3.3921% 4/25/34 (f)	3,355	3,322
Series 2004-D:
Class 1A1, 3.574% 5/25/34 (f)	4,156	4,108
Class 2A2, 4.2189% 5/25/34 (f)	5,139	5,068
Series 2004-G Class 2A7, 4.6226% 8/25/34 (f)	4,176	4,167
Series 2004-H Class 2A1, 4.5264% 9/25/34 (f)	4,514	4,476
Series 2004-J:
Class 1A2, 4.3309% 11/25/34 (f)	1,762	1,756
Class 2A1, 4.8161% 11/25/34 (f)	7,202	7,183
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.13% 1/25/35 (f)	16,011	16,011
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.22% 4/25/34 (f)	$ 1,331	$ 1,333
Series 2004-AR6 Class 9A2, 3.22% 10/25/34 (f)	2,156	2,159
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	750	759
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3273% 5/25/17 (f)	3,829	3,896
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2552% 8/25/17 (f)	3,235	3,322
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-G Class A2, 3.07% 11/25/29 (f)	2,178	2,178
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,947	1,981
Series 2004-SL2 Class A1, 6.5% 10/25/16	735	751
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.14% 7/10/35 (b)(f)	4,761	4,855
Class B4, 4.34% 7/10/35 (b)(f)	3,595	3,665
Class B5, 4.94% 7/10/35 (b)(f)	3,400	3,466
Class B6, 5.44% 7/10/35 (b)(f)	1,554	1,586
Series 2003-CB1:
Class B3, 4.04% 6/10/35 (b)(f)	1,635	1,663
Class B4, 4.24% 6/10/35 (b)(f)	1,465	1,490
Class B5, 4.84% 6/10/35 (b)(f)	1,000	1,020
Class B6, 5.34% 6/10/35 (b)(f)	592	606
Series 2004-A Class B5, 4.29% 2/10/36 (b)(f)	3,944	3,978
Series 2004-B:
Class B4, 3.69% 2/10/36 (b)(f)	593	594
Class B5, 4.14% 2/10/36 (b)(f)	395	396
Class B6, 4.59% 2/10/36 (b)(f)	99	99
Series 2004-C:
Class B4, 3.54% 9/10/36 (f)	795	795
Class B5, 3.94% 9/10/36 (f)	894	894
Class B6, 4.34% 9/10/36 (f)	99	99
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	8,628	8,633
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	7,988	7,964
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	694	722
Series 2004-RA2 Class 2A, 7% 7/25/33	1,091	1,117
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4556% 9/25/34 (f)	$ 4,782	$ 4,752
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	11,827	11,721
TOTAL PRIVATE SPONSOR		146,133
U.S. Government Agency - 2.1%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	541	540
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,000	10,165
Series 2425 Class JH, 6% 3/15/17	2,425	2,517
Series 2498 Class PD, 5.5% 2/15/16	1,661	1,693
Series 2614 Class TD, 3.5% 5/15/16	10,000	9,577
Series 2760 Class EB, 4.5% 9/15/16	14,583	14,408
Series 2773 Class EG, 4.5% 4/15/19	12,500	11,880
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,087	2,703
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	745	776
TOTAL U.S. GOVERNMENT AGENCY		54,259
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $201,308)		200,392
Commercial Mortgage Securities - 4.9%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.21% 4/25/34 (b)(f)	3,002	2,993
Class B, 4.75% 4/25/34 (b)(f)	353	353
Class M1, 3.41% 4/25/34 (b)(f)	265	264
Class M2, 4.05% 4/25/34 (b)(f)	265	265
Series 2004-2 Class A, 3.28% 8/25/34 (b)(f)	2,778	2,780
Series 2004-3:
Class A1, 3.22% 1/25/35 (b)(f)	3,052	3,054
Class A2, 3.27% 1/25/35 (b)(f)	443	443
Class M1, 3.35% 1/25/35 (b)(f)	542	542
Class M2, 3.85% 1/25/35 (b)(f)	345	345
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 3.08% 4/14/15 (b)(f)	$ 1,883	$ 1,883
Series 2004-ESA Class A2, 3.14% 5/14/16 (b)(f)	2,700	2,706
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	1,385	1,385
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	2,525	2,523
Class C, 4.937% 5/14/16 (b)	25	25
Class D, 4.986% 5/14/16 (b)	575	576
Class E, 5.064% 5/14/16 (b)	1,785	1,782
Class F, 5.182% 5/14/16 (b)	430	429
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	1,950	2,098
COMM floater Series 2002-FL7 Class A2, 3.16% 11/15/14 (b)(f)	674	674
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.21% 9/15/14 (b)(f)	790	790
Class D, 3.45% 9/15/14 (b)(f)	245	245
Class E, 3.51% 9/15/14 (b)(f)	330	330
Class F, 3.61% 9/15/14 (b)(f)	260	260
Class G, 3.79% 9/15/14 (b)(f)	595	596
Class H, 3.89% 9/15/14 (b)(f)	630	631
Class J, 4.41% 9/15/14 (b)(f)	215	215
Class K, 4.81% 9/15/14 (b)(f)	340	340
Class L, 5.01% 9/15/14 (b)(f)	275	275
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.08% 4/15/17 (b)(f)	3,025	3,025
Class C, 3.12% 4/15/17 (b)(f)	1,285	1,285
Class D, 3.16% 4/15/17 (b)(f)	1,045	1,045
Class I, 3.7% 4/15/17 (b)(f)	145	145
Class MOA3, 3.18% 3/15/20 (b)(f)	1,960	1,960
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 3.31% 12/15/21 (b)(f)	675	675
Class B, 3.56% 12/15/21 (b)(f)	1,745	1,745
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.: - continued
floater:
Series 2005-TFLA:
Class C, 3.05% 2/15/20 (b)(c)(f)	$ 2,405	$ 2,405
Class E, 3.14% 2/15/20 (b)(c)(f)	875	875
Class F, 3.19% 2/15/20 (b)(c)(f)	745	745
Class G, 3.33% 2/15/20 (b)(c)(f)	215	215
Class H, 3.56% 2/15/20 (b)(c)(f)	305	305
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	305	311
Series 2000-C1 Class A2, 7.545% 4/15/62	3,100	3,451
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,157
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,810	1,937
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000	8,944
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	1,500	1,551
Class C1, 7.52% 5/15/06 (b)	1,000	1,035
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	6,085	6,309
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	881	923
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	2,430	2,412
Series 2003-22 Class B, 3.963% 5/16/32	4,210	4,046
Series 2003-36 Class C, 4.254% 2/16/31	3,380	3,273
Series 2003-47 Class C, 4.227% 10/16/27	6,085	5,918
Series 2003-59 Class D, 3.654% 10/16/27	6,220	5,834
Series 2003-47 Class XA, 0.2228% 6/16/43 (f)(h)	17,770	857
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)	4,980	160
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	4,515	4,935
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,130	3,070
Series 1998-GLII Class E, 6.9683% 4/13/31 (f)	490	516
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	990	1,086
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	6,400	5,702
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	$ 2,531	$ 2,652
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	7,000	7,361
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	3,260	3,417
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 3.24% 1/15/18 (b)(c)(f)	745	745
Class KHP2, 3.44% 1/15/18 (b)(c)(f)	745	745
Class KHP3, 3.74% 1/15/18 (b)(c)(f)	880	880
Class KHP4, 3.84% 1/15/18 (b)(c)(f)	685	685
Class KHP5, 4.04% 1/15/18 (b)(c)(f)	790	790
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (b)(f)	1,885	1,865
Class 180B, 5.5782% 10/15/41 (b)(f)	750	738
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $126,871)		126,532
Foreign Government and Government Agency Obligations - 2.6%

Chilean Republic 7.125% 1/11/12	7,440	8,310
Israeli State 4.625% 6/15/13	975	929
Italian Republic 4.5% 1/21/15	11,190	10,849
Korean Republic 4.875% 9/22/14	5,180	5,004
Russian Federation 8.25% 3/31/10 (Reg. S)	3,885	4,176
United Mexican States:
5.875% 1/15/14	5,510	5,469
6.75% 9/27/34	31,455	30,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,857)		65,437
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,037)	3,070	3,377
Fixed-Income Funds - 14.6%
	Shares	Value (Note 1) (000s)
Fidelity Ultra-Short Central Fund (g) (Cost $376,000)	3,771,569	$ 375,384
Cash Equivalents - 9.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $234,523)	$ 234,542	234,523
TOTAL INVESTMENT PORTFOLIO - 112.5% (Cost $2,887,233)		2,893,136
NET OTHER ASSETS - (12.5)%		(321,947)
NET ASSETS - 100%		$ 2,571,189
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2015	$ 25,000	$ (71)
Receive from Deutsche Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	6,000	389
Receive quarterly notional amount multiplied by .405% and pay Merrill Lynch, Inc. upon default event of American International Group, Inc., par value of the notional amount of American International Group, Inc. 4.25% 5/15/13	June 2010	4,080	3
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	13,000	(48)
TOTAL CREDIT DEFAULT SWAP		48,080	273
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 20,000	$ (340)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	40,000	(612)
Receive quarterly a fixed rate equal to 2.966% and pay quarterly a floating rate baed on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2005	50,000	(189)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	19,000	(252)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	25,000	(280)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	9,660	51
TOTAL INTEREST RATE SWAP		163,660	(1,622)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 30 basis points with Goldman Sachs	June 2005	20,000	(253)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	5,200	(63)
Receive Monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	25,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	April 2005	10,675	(90)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	July 2005	$ 10,675	$ 0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	6,785	(55)
Receive monthly a return equal to that of Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	5,200	0
Receive monthly a return equal to that of Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	17,015	(198)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	10,400	(326)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	5,200	(123)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	5,200	(57)
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	4,800	(87)
TOTAL TOTAL RETURN SWAP		126,150	(1,252)
		$ 337,890	$ (2,601)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $186,578,000 or 7.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,129,000.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $234,523) (cost $2,887,233) - See accompanying schedule		$ 2,893,136
Commitment to sell securities on a delayed delivery basis	$ (23,719)
Receivable for securities sold on a delayed delivery basis	23,739	20
Receivable for investments sold, regular delivery		41,575
Cash		58
Receivable for swap agreements		44
Receivable for fund shares sold		2,882
Interest receivable		17,994
Receivable from investment adviser for expense reductions		192
Total assets		2,955,901

Liabilities
Payable for investments purchased Regular delivery	32,633
Delayed delivery	345,770
Payable for fund shares redeemed	1,859
Distributions payable	568
Swap agreements, at value	2,601
Accrued management fee	1,279
Other affiliated payables	2
Total liabilities		384,712

Net Assets		$ 2,571,189
Net Assets consist of:
Paid in capital		$ 2,546,381
Undistributed net investment income		474
Accumulated undistributed net realized gain (loss) on investments		21,023
Net unrealized appreciation (depreciation) on investments		3,311
Net Assets, for 244,393 shares outstanding		$ 2,571,189
Net Asset Value, offering price and redemption price per share ($2,571,189 ÷ 244,393 shares)		$ 10.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2005 (Unaudited)

Investment Income
Interest		$ 52,530
Security lending		1
Total income		52,531

Expenses
Management fee	$ 7,539
Independent trustees' compensation	7
Miscellaneous	3
Total expenses before reductions	7,549
Expense reductions	(1,284)	6,265
Net investment income		46,266
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	29,774
Swap agreements	1,348
Total net realized gain (loss)		31,122
Change in net unrealized appreciation (depreciation) on: Investment securities	(57,239)
Swap agreements	(3,598)
Delayed delivery commitments	20
Total change in net unrealized appreciation (depreciation)		(60,817)
Net gain (loss)		(29,695)
Net increase (decrease) in net assets resulting from operations		$ 16,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2005 (Unaudited)	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 46,266	$ 88,720
Net realized gain (loss)	31,122	38,964
Change in net unrealized appreciation (depreciation)	(60,817)	(32,457)
Net increase (decrease) in net assets resulting from operations	16,571	95,227
Distributions to shareholders from net investment income	(47,846)	(88,196)
Distributions to shareholders from net realized gain	(38,176)	(38,580)
Total distributions	(86,022)	(126,776)
Share transactions Proceeds from sales of shares	457,280	667,255
Reinvestment of distributions	80,004	117,541
Cost of shares redeemed	(317,230)	(1,033,133)
Net increase (decrease) in net assets resulting from share transactions	220,054	(248,337)
Total increase (decrease) in net assets	150,603	(279,886)

Net Assets
Beginning of period	2,420,586	2,700,472
End of period (including undistributed net investment income of $474 and undistributed net investment income of $2,054, respectively)	$ 2,571,189	$ 2,420,586
Other Information Shares
Sold	42,661	62,110
Issued in reinvestment of distributions	7,487	10,944
Redeemed	(29,586)	(96,318)
Net increase (decrease)	20,562	(23,264)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.93	$ 10.79	$ 10.62	$ 10.00	$ 10.01
Income from Investment Operations
Net investment income D	.197	.387	.402	.521 F	.618	.640
Net realized and unrealized gain (loss)	(.118)	.042	.344	.218 F	.634	(.005)
Total from investment operations	.079	.429	.746	.739	1.252	.635
Distributions from net investment income	(.204)	(.384)	(.406)	(.508)	(.632)	(.645)
Distributions from net realized gain	(.165)	(.165)	(.200)	(.061)	-	-
Total distributions	(.369)	(.549)	(.606)	(.569)	(.632)	(.645)
Net asset value, end of period	$ 10.52	$ 10.81	$ 10.93	$ 10.79	$ 10.62	$ 10.00
Total Return B, C	.72%	4.08%	7.13%	7.23%	12.89%	6.63%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.60%	.60%	.60%	.60%	.60%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income	3.69% A	3.61%	3.72%	4.95% F	6.02%	6.50%
Supplemental Data
Net assets, end of period (in millions)	$ 2,571	$ 2,421	$ 2,700	$ 2,744	$ 2,441	$ 1,835
Portfolio turnover rate	253% A	188%	274%	271%	223%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,438
Unrealized depreciation	(23,489)
Net unrealized appreciation (depreciation)	$ 6,949
Cost for federal income tax purposes	$ 2,886,187

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, each applicable fund will receive a payment from the counterparty. To the extent it is less, each applicable fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $350,615 and $405,814, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,500 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,278.

Effective June 1, 2005, FMR has agreed to contractually waive expenses to the extent annual operating expenses exceed .45% of average net assets.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $6.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of March 31, 2005 which is
an investment of Spartan Investment Grade Bond

Semiannual Report

Fidelity Ultra-Short Central Fund
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,684,898
3.47% 5/24/06 (e)	4,700,000	4,719,284
		21,404,182
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,022,950
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,312,632
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,031
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,225,760
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,563,068
		60,335,441
TOTAL CONSUMER DISCRETIONARY		81,739,623
FINANCIALS - 1.0%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,033,350
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,586,670
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
3.92% 10/20/05 (e)	14,765,000	14,731,262
4.75% 5/19/05 (e)	6,855,000	6,858,098
Household Finance Corp. 8% 5/9/05	11,000,000	11,051,700
		32,641,060
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	707,324
TOTAL FINANCIALS		59,968,404
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,659,792
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,798,474
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,773,281
GTE Corp. 6.36% 4/15/06	9,000,000	9,203,166
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,036,900
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,576,968
		61,048,581
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,670,764
TOTAL TELECOMMUNICATION SERVICES		66,719,345
UTILITIES - 0.1%
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,462,491
TOTAL NONCONVERTIBLE BONDS (Cost $218,124,018)		217,889,863
U.S. Government Agency Obligations - 4.1%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,878,680
1.8% 5/27/05	60,000,000	59,885,280
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,882,643
Freddie Mac 0% 4/19/05 (d)	5,000,000	4,993,250
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $244,994,771)		244,639,853
Asset-Backed Securities - 36.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.15% 7/25/34 (e)	9,396,639	9,396,547
Series 2004-3 Class 2A4, 3.2% 10/25/34 (e)	10,915,000	10,963,781
Series 2004-4:
Class A2D, 3.2% 1/25/35 (e)	4,085,693	4,097,775
Class M2, 3.9% 1/25/35 (e)	1,425,000	1,453,939
Class M3, 4.1% 1/25/35 (e)	550,000	567,826
Series 2005-1:
Class M1, 3.32% 4/25/35 (e)	11,280,000	11,279,977
Class M2, 3.54% 4/25/35 (e)	5,275,000	5,274,989
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.19% 6/25/32 (e)	399,301	399,385
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2002-HE1: - continued
Class M1, 3.5% 6/25/32 (e)	$ 2,110,000	$ 2,119,472
Series 2002-HE2 Class M1, 3.7% 8/25/32 (e)	21,525,000	21,640,949
Series 2003-FM1 Class M2, 4.7% 11/25/32 (e)	3,015,000	3,069,832
Series 2003-HS1:
Class M1, 3.6% 6/25/33 (e)	800,000	804,678
Class M2, 4.6% 6/25/33 (e)	856,000	873,383
Series 2003-NC1 Class M1, 3.63% 7/25/33 (e)	1,600,000	1,615,193
Series 2004-HE1:
Class M1, 3.35% 2/25/34 (e)	2,193,000	2,193,319
Class M2, 3.95% 2/25/34 (e)	2,475,000	2,476,011
Series 2004-OP1:
Class M1, 3.37% 4/25/34 (e)	4,420,000	4,424,555
Class M2, 3.9% 4/25/34 (e)	6,240,000	6,251,383
Series 2005-HE2:
Class M1, 3.25% 4/25/35 (e)	1,530,000	1,530,000
Class M2, 3.26% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.29% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.45% 4/25/35 (e)	1,340,000	1,340,000
Class M5, 3.49% 4/25/35 (e)	1,230,000	1,230,000
Series 2005-SD1 Class A1, 3.25% 11/25/50 (e)	3,391,798	3,392,854
Aesop Funding II LLC Series 2005-1A Class A2, 2.91% 4/20/09 (b)(e)	8,800,000	8,800,000
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.12% 2/15/08 (e)	10,000,000	10,006,224
Series 2002-6 Class B, 3.26% 3/15/10 (e)	5,000,000	5,037,018
Series 2004-1 Class B, 3.06% 9/15/11 (e)	5,775,000	5,800,033
Series 2004-C Class C, 3.31% 2/15/12 (b)(e)	19,330,880	19,371,780
Series 2005-1 Class A, 3.15% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,942,495
Series 2003-AM:
Class A3B, 3.1156% 6/6/07 (e)	2,896,699	2,898,520
Class A4B, 3.2156% 11/6/09 (e)	12,400,000	12,458,631
Series 2003-BX Class A4B, 3.1256% 1/6/10 (e)	3,265,000	3,279,301
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,443,055
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.55% 8/25/32 (e)	3,976,813	3,996,505
Series 2002-AR1 Class M2, 4.15% 9/25/32 (e)	1,698,000	1,700,909
Series 2003-1:
Class A2, 3.26% 2/25/33 (e)	1,156,859	1,160,405
Class M1, 3.75% 2/25/33 (e)	3,330,000	3,393,338
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3:
Class M1, 3.65% 3/25/33 (e)	$ 1,590,000	$ 1,609,740
Class S, 5% 9/25/05 (f)	4,457,447	89,136
Series 2003-6:
Class AV3, 3.17% 8/25/33 (e)	1,327,358	1,327,981
Class M1, 3.61% 8/25/33 (e)	7,560,000	7,612,909
Class M2, 4.7% 5/25/33 (e)	2,750,000	2,804,297
Series 2003-AR1 Class M1, 4% 1/25/33 (e)	7,000,000	7,083,417
Series 2004-R2:
Class M1, 3.28% 4/25/34 (e)	1,230,000	1,229,987
Class M2, 3.33% 4/25/34 (e)	950,000	949,990
Class M3, 3.4% 4/25/34 (e)	3,500,000	3,499,963
Class M4, 3.9% 4/25/34 (e)	4,500,000	4,499,947
Series 2004-R9 Class A3, 3.17% 10/25/34 (e)	9,340,000	9,368,948
Series 2005-R1:
Class M1, 3.3% 3/25/35 (e)	5,710,000	5,709,936
Class M2, 3.33% 3/25/35 (e)	1,925,000	1,924,978
Series 2005-R2 Class M1, 3.05% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.18% 6/25/32 (e)	2,948,986	2,960,407
Series 2002-BC6 Class M1, 3.6% 8/25/32 (e)	24,900,000	25,133,719
Series 2002-BC7:
Class M1, 3.45% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.75% 10/25/32 (e)	5,575,000	5,619,497
Series 2003-BC1 Class M2, 3.95% 1/25/32 (e)	2,480,000	2,487,082
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 3.15% 5/25/10 (b)(e)	147,584	146,846
ARG Funding Corp.:
Series 2005-1A Class A2, 3.15% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.96% 5/20/11 (b)(c)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.65% 9/25/33 (e)	20,000,000	20,679,990
Series 2003-W7 Class A2, 3.24% 3/1/34 (e)	5,921,876	5,935,543
Series 2004-W5 Class M1, 3.45% 4/25/34 (e)	3,960,000	3,964,942
Series 2004-W7:
Class M1, 3.4% 5/25/34 (e)	4,085,000	4,084,955
Class M2, 3.45% 5/25/34 (e)	3,320,000	3,319,964
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.94% 8/15/32 (e)	978,000	981,689
Series 2003-HE2:
Class A2, 3.19% 4/15/33 (e)	2,785,013	2,787,528
Class M1, 3.71% 4/15/33 (e)	9,000,000	9,061,993
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE3:
Class M1, 3.64% 6/15/33 (e)	$ 2,185,000	$ 2,203,617
Class M2, 4.81% 6/15/33 (e)	10,000,000	10,272,870
Series 2003-HE4 Class M2, 4.81% 8/15/33 (e)	5,695,000	5,829,597
Series 2003-HE5 Class A2A, 3.17% 8/15/33 (e)	4,106,327	4,110,265
Series 2003-HE6 Class M1, 3.5% 11/25/33 (e)	3,475,000	3,501,870
Series 2004-HE3:
Class M1, 3.39% 6/25/34 (e)	1,450,000	1,450,499
Class M2, 3.97% 6/25/34 (e)	3,350,000	3,351,049
Series 2004-HE6 Class A2, 3.21% 6/25/34 (e)	22,252,288	22,252,084
Series 2005-HE2:
Class M1, 3.17% 3/25/35 (e)	8,250,000	8,263,606
Class M2, 3.22% 3/25/35 (e)	2,065,000	2,068,913
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.19% 12/15/09 (e)	20,655,000	20,758,153
Series 2002-B2 Class B2, 3.15% 5/15/08 (e)	15,000,000	15,007,998
Series 2002-B3 Class B, 3.17% 8/15/08 (e)	14,500,000	14,517,197
Series 2002-C1 Class C1, 3.77% 12/15/09 (e)	7,980,000	8,082,101
Series 2002-C2 Class C2, 3.8% 5/15/08 (e)	35,785,000	35,905,066
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.09% 5/28/44 (e)	10,124,498	10,127,662
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (e)	11,117,634	11,134,741
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.12% 2/28/44 (e)	6,800,322	6,807,558
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 3.35% 2/25/35 (e)	6,655,000	6,655,000
Class M2, 3.6% 2/25/35 (e)	2,430,000	2,430,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,919,924	3,892,013
Series 2003-1 Class B, 3.28% 6/15/10 (b)(e)	7,624,280	7,650,636
Series 2003-2 Class B, 3.09% 1/15/09 (e)	3,555,722	3,562,003
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.09% 1/15/10 (e)	9,630,000	9,661,975
Series 2004-B Class A4, 2.92% 8/15/11 (e)	16,300,000	16,295,196
Capital One Master Trust:
Series 1999-3 Class B, 3.29% 9/15/09 (e)	5,000,000	5,006,308
Series 2001-1 Class B, 3.32% 12/15/10 (e)	19,500,000	19,662,692
Series 2001-8A Class B, 3.36% 8/17/09 (e)	9,585,000	9,646,320
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,004,869
Series 2002-4A Class B, 3.31% 3/15/10 (e)	6,000,000	6,034,811
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.49% 7/15/08 (e)	$ 17,705,000	$ 17,730,812
Series 2003-B1 Class B1, 3.98% 2/17/09 (e)	15,470,000	15,622,875
Capital Trust Ltd. Series 2004-1:
Class A2, 3.3% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.6% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 3.95% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.88% 1/25/32 (e)	4,244,221	4,266,966
Series 2002-HE2 Class M1, 3.55% 1/25/33 (e)	9,999,980	10,046,335
Series 2002-HE3:
Class M1, 3.95% 3/25/33 (e)	21,499,948	21,915,996
Class M2, 5.1% 3/25/33 (e)	9,968,976	10,205,344
Series 2003-HE1:
Class M1, 3.75% 8/25/33 (e)	1,989,998	2,000,234
Class M2, 4.8% 8/25/33 (e)	4,369,996	4,442,643
Series 2003-HE2 Class A, 3.2% 10/25/33 (e)	4,242,292	4,259,070
Series 2003-HE3:
Class M1, 3.55% 11/25/33 (e)	2,254,989	2,277,809
Class M2, 4.6% 11/25/33 (e)	1,719,992	1,760,408
Series 2004-HE2 Class M2, 4.05% 7/26/34 (e)	2,345,000	2,344,970
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.29% 3/16/09 (e)	1,305,000	1,312,676
Series 2002-2 Class C, 3.71% 7/16/07 (e)	13,818,000	13,821,374
Series 2002-4 Class B, 3.12% 10/15/07 (e)	12,000,000	12,002,196
Series 2002-6 Class B, 3.16% 1/15/08 (e)	11,850,000	11,857,558
Series 2004-1 Class B, 3.01% 5/15/09 (e)	4,105,000	4,104,147
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	17,500,000	17,529,468
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,014,624
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,051,129
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,725,649
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,067,198
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,216,076
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.26% 12/25/33 (b)(e)	8,992,786	8,993,719
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.28% 5/25/33 (e)	2,084,149	2,089,417
Series 2003-BC1 Class M2, 4.85% 9/25/32 (e)	11,065,000	11,231,747
Series 2003-SD3 Class A1, 3.27% 12/25/32 (b)(e)	1,386,368	1,394,449
Series 2004-2 Class M1, 3.35% 5/25/34 (e)	5,200,000	5,211,775
Series 2004-3:
Class 3A4, 3.1% 8/25/34 (e)	672,000	668,692
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Class M1, 3.35% 6/25/34 (e)	$ 1,475,000	$ 1,476,444
Series 2004-4:
Class A, 3.22% 8/25/34 (e)	3,595,851	3,599,487
Class M1, 3.33% 7/25/34 (e)	3,650,000	3,664,180
Class M2, 3.38% 6/25/34 (e)	4,395,000	4,411,414
Series 2005-1:
Class 1AV2, 3% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.24% 9/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.25% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.24% 5/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.25% 5/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.27% 3/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.03% 5/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.24% 4/25/34 (e)	3,535,654	3,552,287
Series 2004-FRE1:
Class A2, 3.2% 4/25/34 (e)	4,313,568	4,313,529
Class M3, 3.5% 4/25/34 (e)	5,885,000	5,884,936
Discover Card Master Trust I:
Series 2000-2 Class B, 3.18% 9/18/07 (e)	10,000,000	10,000,531
Series 2003-4 Class B1, 3.14% 5/16/11 (e)	8,155,000	8,204,069
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	20,812,207	2
Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	9,513,363	9,516,669
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.53% 11/25/33 (e)	1,300,000	1,313,576
Class M2, 4.6% 11/25/33 (e)	700,000	721,670
Series 2004-1 Class M2, 3.95% 1/25/35 (e)	3,700,000	3,748,436
Series 2004-2 Class M2, 4% 7/25/34 (e)	9,890,000	9,889,885
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.4% 3/25/34 (e)	400,000	401,635
Class M4, 3.75% 3/25/34 (e)	300,000	303,259
Class M6, 4.1% 3/25/34 (e)	400,000	403,825
First USA Credit Card Master Trust Series 2001-4 Class B, 3.17% 1/12/09 (e)	15,000,000	15,045,977
First USA Secured Note Trust Series 2001-3 Class C, 3.9% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 3.15% 10/15/07 (e)	10,000,000	10,000,531
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.24% 10/15/07 (e)	19,600,000	19,687,251
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.07% 2/25/34 (e)	$ 3,870,278	$ 3,870,245
Class M1, 3.3% 2/25/34 (e)	750,000	749,992
Class M2, 3.35% 2/25/34 (e)	800,000	799,992
Series 2004-C Class 2A2, 3.4% 8/25/34 (e)	10,000,000	10,086,508
Series 2005-A:
Class 2A2, 3.09% 2/25/35 (e)	11,850,000	11,867,571
Class M1, 3.28% 1/25/35 (e)	1,603,000	1,604,964
Class M2, 3.31% 1/25/35 (e)	2,325,000	2,328,669
Class M3, 3.34% 1/25/35 (e)	1,250,000	1,251,936
Class M4, 3.53% 1/25/35 (e)	925,000	927,487
Class M5, 3.55% 1/25/35 (e)	925,000	928,181
Class M6, 3.63% 1/25/35 (e)	1,125,000	1,127,563
GE Business Loan Trust Series 2003-1 Class A, 3.24% 4/15/31 (b)(e)	6,019,938	6,061,621
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.04% 8/15/08 (e)	1,520,000	1,521,832
Class C, 3.74% 8/15/08 (e)	5,580,000	5,607,945
Series 6 Class B, 3% 2/17/09 (e)	1,030,000	1,031,120
GSAMP Trust:
Series 2002-HE Class M1, 4.1% 11/20/32 (e)	3,017,000	3,083,794
Series 2002-NC1:
Class A2, 3.17% 7/25/32 (e)	1,071,303	1,082,981
Class M1, 3.49% 7/25/32 (e)	8,861,000	8,971,764
Series 2003-FM1 Class M1, 3.67% 3/20/33 (e)	15,000,000	15,183,921
Series 2004-FF3 Class M2, 3.99% 5/25/34 (e)	4,650,000	4,650,024
Series 2004-FM1:
Class M1, 3.5% 11/25/33 (e)	2,865,000	2,864,969
Class M2, 4.25% 11/25/33 (e)	1,975,000	2,010,617
Series 2004-FM2:
Class M1, 3.35% 1/25/34 (e)	3,500,000	3,499,963
Class M2, 3.95% 1/25/34 (e)	1,500,000	1,499,982
Class M3, 4.15% 1/25/34 (e)	1,500,000	1,499,982
Series 2004-HE1:
Class M1, 3.4% 5/25/34 (e)	4,045,000	4,044,956
Class M2, 4% 5/25/34 (e)	1,750,000	1,770,385
Class M3, 4.25% 5/25/34 (e)	1,250,000	1,271,370
Series 2005-HE2 Class M, 3.23% 3/25/35 (e)	8,780,000	8,780,000
Series 2005-NC1 Class M1, 3.3% 2/25/35 (e)	9,010,000	9,009,984
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.65% 6/25/32 (e)	10,000,000	10,033,640
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2002-3 Class A5, 3.29% 2/25/33 (e)	$ 2,239,734	$ 2,241,028
Series 2002-4:
Class A3, 3.33% 3/25/33 (e)	3,244,465	3,248,864
Class M2, 4.9% 3/25/33 (e)	1,850,000	1,880,199
Series 2002-5:
Class A3, 3.37% 5/25/33 (e)	4,849,103	4,883,041
Class M1, 4.05% 5/25/33 (e)	13,800,000	14,106,854
Series 2003-1:
Class A2, 3.32% 6/25/33 (e)	6,998,761	7,014,506
Class M1, 3.85% 6/25/33 (e)	5,700,000	5,737,233
Series 2003-2:
Class A2, 3.23% 8/25/33 (e)	421,596	423,446
Class M1, 3.73% 8/25/33 (e)	2,245,000	2,273,827
Series 2003-3:
Class A2, 3.21% 8/25/33 (e)	3,118,703	3,132,214
Class M1, 3.71% 8/25/33 (e)	8,185,000	8,285,727
Series 2003-4:
Class M1, 3.65% 10/25/33 (e)	3,415,000	3,447,548
Class M2, 4.75% 10/25/33 (e)	4,040,000	4,097,947
Series 2003-5:
Class A2, 3.2% 12/25/33 (e)	9,095,358	9,131,533
Class M1, 3.55% 12/25/33 (e)	3,175,000	3,204,384
Class M2, 4.58% 12/25/33 (e)	1,345,000	1,383,726
Series 2003-7 Class A2, 3.23% 3/25/34 (e)	4,434,827	4,445,480
Series 2004-2 Class A2, 3.14% 7/25/34 (e)	8,318,490	8,318,558
Series 2004-3:
Class M1, 3.42% 8/25/34 (e)	2,015,000	2,014,978
Class M2, 4.05% 8/25/34 (e)	2,200,000	2,199,973
Class M3, 4.3% 8/25/34 (e)	950,000	949,988
Series 2004-4 Class A2, 3.17% 10/25/34 (e)	10,757,939	10,801,376
Series 2004-6 Class A2, 3.2% 12/25/34 (e)	11,560,938	11,598,095
Series 2004-7 Class A3, 3.24% 1/25/35 (e)	3,508,524	3,526,774
Series 2005-1:
Class M1, 3.28% 5/25/35 (e)	9,705,000	9,712,404
Class M2, 3.3% 5/25/35 (e)	5,780,000	5,779,937
Class M3, 3.35% 5/25/35 (e)	5,825,000	5,824,937
Series 2005-2:
Class 2A2, 3.06% 7/25/35 (c)(e)	13,170,000	13,170,000
Class M1, 3.31% 7/25/35 (c)(e)	6,385,000	6,385,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.1% 8/15/08 (e)	10,000,000	10,016,138
Asset-Backed Securities - continued
	Principal Amount	Value
Household Credit Card Master Trust I Series 2002-1 Class B, 3.46% 7/15/08 (e)	$ 22,589,000	$ 22,640,684
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.15% 4/20/32 (e)	3,414,440	3,419,938
Series 2002-3 Class A, 3.3% 7/20/32 (e)	2,738,511	2,743,892
Series 2003-1 Class M, 3.48% 10/20/32 (e)	977,309	978,999
Series 2003-2:
Class A, 3.18% 9/20/33 (e)	3,598,873	3,607,385
Class M, 3.43% 9/20/33 (e)	1,692,368	1,696,563
Series 2004-1 Class M, 3.37% 9/20/33 (e)	3,370,616	3,377,650
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.5% 2/20/33 (e)	2,228,700	2,238,978
Series 2004-HC1:
Class A, 3.2% 2/20/34 (e)	6,980,705	6,999,743
Class M, 3.35% 2/20/34 (e)	4,220,559	4,223,398
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.36% 1/18/11 (e)	8,850,000	8,870,158
Series 2002-2:
Class A, 2.98% 1/18/11 (e)	9,000,000	9,013,649
Class B, 3.36% 1/18/11 (e)	14,275,000	14,370,697
Series 2002-3 Class B, 4.06% 9/15/09 (e)	4,150,000	4,170,513
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.05% 12/17/07 (e)	4,536,038	4,537,623
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.1% 6/25/35 (e)	13,484,634	13,484,634
Class M1, 3.32% 6/25/35 (e)	4,100,000	4,100,000
Class M2, 3.34% 6/25/35 (e)	2,775,000	2,775,000
Class M3, 3.37% 6/25/35 (e)	1,975,000	1,975,000
Class M4, 3.55% 6/25/35 (e)	4,940,000	4,940,000
Class M5, 3.58% 6/25/35 (e)	3,020,000	3,020,000
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,132,428
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	19,201,500	2
Series 2003-1 Class A2, 3.25% 3/25/33 (e)	261,799	261,939
Series 2003-2:
Class AV, 3.17% 6/25/33 (e)	770,184	770,908
Class M1, 3.67% 6/25/33 (e)	19,500,000	19,668,876
Series 2003-3 Class M1, 3.6% 7/25/33 (e)	7,770,000	7,845,129
Series 2004-2:
Class M1, 3.38% 6/25/34 (e)	4,275,000	4,286,307
Class M2, 3.93% 6/25/34 (e)	2,800,000	2,837,462
Series 2005-2 Class 2A2, 3.03% 4/25/35 (c)(e)	12,000,000	12,000,000
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.58% 4/25/33 (e)	$ 3,500,000	$ 3,530,403
Class M2, 4.7% 4/25/33 (e)	1,500,000	1,537,719
Series 2004-FRE1 Class M1, 3.4% 7/25/34 (e)	5,223,000	5,249,397
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.61% 3/17/08 (b)(e)	7,250,000	7,272,475
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.185% 10/15/08 (e)	30,000,000	30,061,371
Series 2001-B2 Class B2, 3.17% 1/15/09 (e)	30,353,000	30,451,693
Series 2002-B2 Class B2, 3.19% 10/15/09 (e)	20,000,000	20,103,662
Series 2002-B3 Class B3, 3.21% 1/15/08 (e)	15,000,000	15,008,738
Series 2002-B4 Class B4, 3.31% 3/15/10 (e)	14,800,000	14,931,661
Series 2003-B2 Class B2, 3.2% 10/15/10 (e)	1,530,000	1,541,514
Series 2003-B3 Class B3, 3.185% 1/18/11 (e)	1,130,000	1,136,027
Series 2003-B5 Class B5, 3.18% 2/15/11 (e)	705,000	710,852
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	7,800,000	7,848,716
Series 1998-G Class B, 3.21% 2/17/09 (e)	20,000,000	20,054,476
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.35% 7/25/34 (e)	2,125,000	2,124,978
Class M2, 3.4% 7/25/34 (e)	375,000	374,996
Class M3, 3.8% 7/25/34 (e)	775,000	774,991
Class M4, 3.95% 7/25/34 (e)	525,000	524,994
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.55% 7/25/34 (e)	2,321,000	2,337,100
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.95% 11/25/32 (e)	2,370,000	2,452,726
Series 2003-HE1 Class M2, 4.75% 5/25/33 (e)	6,185,000	6,262,744
Series 2003-NC5 Class M2, 4.85% 4/25/33 (e)	2,800,000	2,845,996
Series 2003-NC6 Class M2, 4.8% 6/27/33 (e)	12,835,000	13,206,795
Series 2003-NC7:
Class M1, 3.55% 6/25/33 (e)	1,785,000	1,793,096
Class M2, 4.7% 6/25/33 (e)	1,000,000	1,020,316
Series 2003-NC8 Class M1, 3.55% 9/25/33 (e)	2,350,000	2,368,296
Series 2004-HE6 Class A2, 3.19% 8/25/34 (e)	9,697,170	9,699,430
Series 2004-NC6 Class A2, 3.19% 7/25/34 (e)	4,511,268	4,524,645
Series 2005-1:
Class M2, 3.32% 12/25/34 (e)	4,425,000	4,432,537
Class M3, 3.37% 12/25/34 (e)	4,000,000	4,003,352
Class M4, 3.55% 12/25/34 (e)	787,000	788,648
Series 2005-HE1:
Class A3B, 3.07% 12/25/34 (e)	3,885,000	3,890,214
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE1:
Class M1, 3.3% 12/25/34 (e)	$ 1,100,000	$ 1,104,411
Class M2, 3.32% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.1713% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.2113% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.29% 1/25/35 (e)	2,425,000	2,436,718
Class M2, 3.32% 1/25/35 (e)	2,425,000	2,429,184
Class M3, 3.36% 1/25/35 (e)	2,425,000	2,429,151
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.7% 2/25/32 (e)	1,510,288	1,521,369
Class M2, 4.25% 2/25/32 (e)	10,149,500	10,247,986
Series 2001-NC3 Class M2, 4.35% 10/25/31 (e)	3,421,505	3,448,485
Series 2001-NC4:
Class M1, 3.85% 1/25/32 (e)	3,827,881	3,852,321
Class M2, 4.5% 1/25/32 (e)	1,645,000	1,657,533
Series 2002-AM3 Class A3, 3.34% 2/25/33 (e)	2,335,787	2,341,460
Series 2002-HE1 Class M1, 3.45% 7/25/32 (e)	2,700,000	2,722,985
Series 2002-HE2:
Class M1, 3.55% 8/25/32 (e)	9,925,000	9,984,594
Class M2, 4.1% 8/25/32 (e)	1,550,000	1,561,553
Series 2002-NC3 Class A3, 3.19% 8/25/32 (e)	1,312,836	1,316,867
Series 2002-NC5 Class M3, 4.65% 10/25/32 (e)	920,000	941,259
Series 2002-OP1 Class M1, 3.6% 9/25/32 (e)	1,545,000	1,557,643
Series 2003-NC1:
Class M1, 3.9% 11/25/32 (e)	2,555,000	2,578,763
Class M2, 4.9% 11/25/32 (e)	1,880,000	1,904,715
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.28% 1/25/33 (e)	1,053,899	1,054,938
Class M2, 4.85% 1/25/33 (e)	4,600,000	4,683,841
Series 2003-6 Class M1, 3.57% 1/25/34 (e)	5,180,000	5,219,817
Series 2005-1:
Class M1, 3.3% 3/25/35 (e)	4,395,000	4,398,716
Class M2, 3.33% 3/25/35 (e)	4,395,000	4,400,501
Class M3, 3.37% 3/25/35 (e)	2,120,000	2,123,508
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.95% 6/15/09 (e)	17,318,284	17,336,503
Series 2004-A Class A4A, 2.88% 6/15/10 (e)	10,570,000	10,583,529
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.3% 6/25/34 (e)	$ 1,450,000	$ 1,451,233
Class M4, 3.825% 6/25/34 (e)	2,435,000	2,442,912
Ocala Funding LLC Series 2005-1A Class A, 1.5% 3/20/10 (e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.48% 9/25/34 (e)	2,940,000	2,960,090
Class M2, 3.53% 9/25/34 (e)	1,755,000	1,767,303
Class M3, 4.1% 9/25/34 (e)	3,355,000	3,400,666
Class M4, 4.3% 9/25/34 (e)	4,700,000	4,781,652
Series 2004-WCW2 Class A2, 3.23% 10/25/34 (e)	10,791,937	10,837,645
Series 2005-WCH1:
Class A3B, 3.07% 1/25/35 (e)	2,775,000	2,780,987
Class M2, 3.37% 1/25/35 (e)	4,175,000	4,180,466
Class M3, 3.41% 1/25/35 (e)	3,290,000	3,297,108
Class M5, 3.73% 1/25/35 (e)	3,095,000	3,105,532
Class M6, 3.83% 1/25/35 (e)	2,320,000	2,324,884
Providian Gateway Master Trust Series 2002-B Class A, 3.51% 6/15/09 (b)(e)	15,000,000	15,073,278
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.1% 10/25/34 (e)	5,500,000	5,575,248
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.25% 4/25/33 (e)	1,451,404	1,459,096
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.43% 8/25/35 (e)	4,495,000	4,513,654
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.235% 2/15/10 (e)	10,000,000	9,981,212
Series 2002-4:
Class A, 2.94% 8/18/09 (e)	27,000,000	27,012,679
Class B, 3.235% 8/18/09 (e)	33,300,000	33,328,838
Series 2002-5 Class B, 4.06% 11/17/09 (e)	30,000,000	30,135,054
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.37% 2/25/34 (e)	2,910,000	2,914,262
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (e)	1,284,379	1,284,367
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.26% 3/15/11 (b)(e)	10,835,000	10,851,935
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.28% 9/25/34 (e)	$ 4,105,859	$ 4,131,296
Series 2003-6HE Class A1, 3.32% 11/25/33 (e)	2,313,175	2,318,896
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	1,699,359	1,698,567
TOTAL ASSET-BACKED SECURITIES (Cost $2,171,521,740)		2,181,555,212
Collateralized Mortgage Obligations - 17.9%

Private Sponsor - 13.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.25% 2/25/35 (e)	11,370,948	11,411,489
Series 2004-4 Class 5A2, 3.25% 3/25/35 (e)	4,668,273	4,680,724
Series 2005-1 Class 5A2, 3.18% 5/25/35 (e)	7,571,771	7,581,531
Series 2005-2:
Class 6A2, 3.13% 6/25/35 (e)	3,524,222	3,526,563
Class 6M2, 3.33% 6/25/35 (e)	10,145,000	10,145,000
Series 2005-3 Class 8A2, 3.09% 6/25/35 (e)	21,950,000	21,950,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.13% 1/25/35 (e)	22,997,870	22,997,870
Series 2005-2 Class 1A1, 3.1% 3/25/35 (e)	17,141,711	17,141,711
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.25% 5/25/33 (e)	7,327,945	7,328,403
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.25% 9/25/34 (e)	12,187,480	12,175,382
Series 2005-1 Class 2A1, 3.14% 3/25/35 (e)	16,084,008	16,084,008
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.25% 3/25/34 (e)	6,914,979	6,912,064
Series 2004-AR3 Class 6A2, 3.22% 4/25/34 (e)	3,045,795	3,049,416
Series 2004-AR4 Class 5A2, 3.22% 5/25/34 (e)	2,873,565	2,871,950
Series 2004-AR5 Class 11A2, 3.22% 6/25/34 (e)	4,166,627	4,157,852
Series 2004-AR6 Class 9A2, 3.22% 10/25/34 (e)	5,212,783	5,219,716
Series 2004-AR7 Class 6A2, 3.23% 8/25/34 (e)	7,541,887	7,550,525
Series 2004-AR8 Class 8A2, 3.23% 9/25/34 (e)	6,124,106	6,137,238
Series 2001-AR7 Class 3A2, 5.24% 2/25/41 (e)	194,473	195,321
Series 2003-TFLA Class F, 3.3233% 4/15/13 (b)(e)	3,750,000	3,759,054
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	6,005,575	5,996,169
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,300,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2005-1: - continued
Class B1, 3.18% 12/21/54 (e)	$ 7,050,000	$ 7,050,000
Class M1, 3.28% 12/21/54 (e)	5,300,000	5,300,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,495
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,094,397
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,888
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,498,217
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,431
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,483,566
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,285,128
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,101,260
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,432,870
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,960
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 4/19/35 (c)(e)	12,015,000	12,015,000
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (e)	2,560,000	2,575,188
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (e)	2,050,000	2,049,359
Class C, 3.26% 7/15/40 (e)	22,640,000	22,640,000
Series 2:
Class A, 2.72% 4/15/11 (e)	25,000,000	25,005,860
Class B, 2.83% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.36% 7/15/40 (e)	10,280,000	10,328,188
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.3% 10/25/34 (e)	5,115,185	5,136,903
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.22% 3/25/35 (e)	9,850,944	9,865,182
Series 2004-6 Class 1A2, 3.24% 10/25/34 (e)	4,193,143	4,188,866
Series 2005-1:
Class M1, 3.31% 4/25/35 (e)	3,519,520	3,521,720
Class M2, 3.35% 4/25/35 (e)	6,161,639	6,165,490
Class M3, 3.38% 4/25/35 (e)	1,511,907	1,512,556
Class M4, 3.6% 4/25/35 (e)	892,273	893,597
Class M5, 3.62% 4/25/35 (e)	892,273	893,040
Class M6, 3.67% 4/25/35 (e)	1,427,636	1,428,863
Series 2005-2 Class 1A2, 3.075% 4/25/35 (e)	14,100,000	14,100,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-3 Class A1, 3.07% 7/25/35 (c)(e)	$ 16,000,000	$ 16,000,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 2.92% 3/25/35 (e)	16,003,595	16,003,595
Series 2004-6 Class 4A2, 4.1779% 7/25/34 (e)	5,969,000	5,933,634
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.24% 3/25/28 (e)	9,865,620	9,933,025
Series 2003-B Class A1, 3.19% 4/25/28 (e)	9,742,079	9,803,996
Series 2003-D Class A, 3.16% 8/25/28 (e)	9,106,205	9,130,723
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,969,465	12,981,843
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	15,296,465	15,316,532
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	14,031,574	13,836,050
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	11,493,624	11,466,308
Series 2004-C Class A2, 3.07% 7/25/29 (e)	16,071,219	16,026,697
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,859,831	11,871,748
Series 2004-E Class A2D, 3.9175% 11/25/29 (e)	2,293,082	2,293,082
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,726,330	4,726,330
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,906,862	11,906,838
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.29% 10/25/32 (e)	1,304,276	1,305,057
Class M1, 3.7% 10/25/32 (e)	5,000,000	5,030,152
MortgageIT Trust floater Series 2004-2:
Class A1, 3.22% 12/25/34 (e)	5,337,014	5,345,425
Class A2, 3.3% 12/25/34 (e)	7,220,101	7,264,800
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,754,682
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,399,701
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,878
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,243,978
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,995,569
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	3,998,125
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,345,821
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 5,484,170	$ 5,580,614
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.39% 3/10/35 (b)(e)	5,526,571	5,622,261
Class B5, 4.94% 3/10/35 (b)(e)	5,719,482	5,834,666
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.35% 11/25/34 (e)	4,178,514	4,203,599
Series 2003-RP2 Class A1, 3.3% 6/25/33 (b)(e)	4,746,924	4,763,443
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	13,468,160	13,458,472
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	12,303,683	12,293,353
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,803,067	7,779,419
Series 2004-10 Class A4, 2.58% 11/20/34 (e)	12,856,417	12,849,948
Series 2004-3 Class A, 3.54625% 5/20/34 (e)	13,451,901	13,398,545
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	17,574,007	17,521,046
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	11,479,856	11,479,856
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	10,120,544	10,106,253
Class A3B, 3.16% 7/20/34 (e)	1,265,068	1,263,381
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	9,202,764	9,189,062
Class A3B, 3.4525% 7/20/34 (e)	1,655,990	1,667,970
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,690,870	16,713,757
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,344,974	8,344,974
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	16,327,821	16,327,821
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.25% 9/25/33 (b)(e)	3,270,782	3,272,955
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.22% 9/25/34 (e)	24,755,148	24,820,715
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (c)(e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.717% 8/25/34 (e)	19,880,000	19,838,218
TOTAL PRIVATE SPONSOR		833,348,692
U.S. Government Agency - 4.0%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.3338% 11/18/30 (e)	1,331,411	1,341,544
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,866,935	2,879,836
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-89 Class F, 3.15% 1/25/33 (e)	$ 4,316,143	$ 4,322,511
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	2,580,731	2,576,826
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,479,825	5,632,832
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.2338% 8/18/31 (e)	2,755,442	2,764,796
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,575,995	2,583,212
Series 2001-46 Class F, 3.2338% 9/18/31 (e)	7,418,865	7,461,790
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,238,473	5,281,217
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,706,122	1,721,426
Series 2002-64 Class FE, 3.1838% 10/18/32 (e)	2,582,004	2,592,299
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,176,172	3,164,979
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,449,678	9,521,974
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,954,769	3,983,351
Class EF, 3.3% 2/25/33 (e)	3,275,031	3,295,907
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	7,122,660	7,124,784
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,927,001	1,930,435
Series 2001-56 Class KD, 6.5% 7/25/30	597,828	597,734
Series 2001-62 Class PG, 6.5% 10/25/30	6,999,460	7,049,891
Series 2001-70 Class PD, 6% 3/25/29	1,085,052	1,083,255
Series 2001-76 Class UB, 5.5% 10/25/13	2,724,858	2,739,455
Series 2002-16 Class QD, 5.5% 6/25/14	552,313	557,226
Series 2002-28 Class PJ, 6.5% 3/25/31	7,485,419	7,517,107
Series 2002-8 Class PD, 6.5% 7/25/30	6,011,529	6,080,138
Series 2003-17 Class PQ, 4.5% 3/25/16	4,301,909	4,299,631
Series 2004-33 Class ZK, 4.5% 4/25/34	584,951	583,697
Series 2004-37 Class ZB, 4.5% 5/25/34	500,542	499,618
Freddie Mac:
floater Series 2510 Class FE, 3.21% 10/15/32 (e)	6,656,907	6,697,004
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,579,368	3,588,499
Series 2353 Class PC, 6.5% 9/15/15	2,132,055	2,144,482
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.01% 7/15/31 (e)	5,760,857	5,769,919
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.16% 7/15/17 (e)	$ 5,215,452	$ 5,240,218
Series 2526 Class FC, 3.21% 11/15/32 (e)	4,415,645	4,430,149
Series 2538 Class FB, 3.21% 12/15/32 (e)	7,380,293	7,426,498
Series 2551 Class FH, 3.26% 1/15/33 (e)	3,897,537	3,914,355
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	15,868,777	15,993,174
Series 2368 Class PQ, 6.5% 8/15/30	114,092	113,939
Series 2394 Class ND, 6% 6/15/27	3,477,512	3,505,553
Series 2395 Class PE, 6% 2/15/30	8,725,839	8,854,298
Series 2398 Class DK, 6.5% 1/15/31	708,070	711,509
Series 2410 Class ML, 6.5% 12/15/30	3,886,935	3,933,835
Series 2420 Class BE, 6.5% 12/15/30	5,268,823	5,320,699
Series 2443 Class TD, 6.5% 10/15/30	5,269,758	5,336,099
Series 2461 Class PG, 6.5% 1/15/31	4,738,701	4,865,457
Series 2466 Class EC, 6% 10/15/27	1,699,395	1,700,117
Series 2483 Class DC, 5.5% 7/15/14	6,087,979	6,119,320
Series 2490 Class PM, 6% 7/15/28	1,708,230	1,711,496
Series 2556 Class PM, 5.5% 2/15/16	3,610,154	3,616,223
Series 2557 Class MA, 4.5% 7/15/16	1,036,491	1,037,339
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,918,792	462,941
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,958,754
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,361,827	1,366,505
Series 2480 Class QW, 5.75% 2/15/30	2,349,804	2,354,359
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.17% 5/16/23 (e)	3,298,341	3,314,670
Series 2001-50 Class FV, 3.02% 9/16/27 (e)	10,175,793	10,164,551
Series 2002-24 Class FX, 3.37% 4/16/32 (e)	3,051,744	3,083,442
Series 2002-31 Class FW, 3.22% 6/16/31 (e)	4,168,683	4,192,894
Series 2002-5 Class KF, 3.22% 8/16/26 (e)	943,686	944,446
TOTAL U.S. GOVERNMENT AGENCY		239,060,215
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,560,219)		1,072,408,907
Commercial Mortgage Securities - 7.2%
	Principal Amount	Value
1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(e)	$ 5,025,000	$ 5,091,632
Class D, 7.7913% 8/3/10 (b)(e)	6,695,000	6,785,124
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.0656% 9/8/14 (b)(e)	6,448,060	6,448,969
Series 2003-BBA2 Class A3, 3.13% 11/15/15 (b)(e)	5,038,226	5,045,234
Series 2005-BOCA:
Class H, 3.78% 12/15/16 (b)(e)	2,065,000	2,066,613
Class J, 3.93% 12/15/16 (b)(e)	1,020,000	1,021,116
Class K, 4.18% 12/15/16 (b)(e)	1,795,000	1,796,963
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.43% 8/25/33 (b)(e)	7,309,568	7,367,245
Series 2003-2:
Class A, 3.43% 12/25/33 (b)(e)	14,813,451	14,912,980
Class M1, 3.7% 12/25/33 (b)(e)	2,410,651	2,440,973
Series 2004-1:
Class A, 3.21% 4/25/34 (b)(e)	6,798,776	6,778,061
Class B, 4.75% 4/25/34 (b)(e)	706,366	705,180
Class M1, 3.41% 4/25/34 (b)(e)	618,071	616,936
Class M2, 4.05% 4/25/34 (b)(e)	529,775	529,547
Series 2004-2:
Class A, 3.28% 8/25/34 (b)(e)	6,641,374	6,645,525
Class M1, 3.43% 8/25/34 (b)(e)	2,141,466	2,144,143
Series 2004-3:
Class A1, 3.22% 1/25/35 (b)(e)	6,793,764	6,796,949
Class A2, 3.27% 1/25/35 (b)(e)	944,235	944,972
Class M1, 3.35% 1/25/35 (b)(e)	1,132,294	1,132,294
Class M2, 3.85% 1/25/35 (b)(e)	738,453	738,453
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.08% 4/14/15 (b)(e)	3,716,738	3,716,764
Class JFCM, 4.4% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 4.3% 4/14/15 (b)(e)	1,384,053	1,381,861
Class KFCM, 4.65% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.55% 4/14/15 (b)(e)	1,253,767	1,253,109
Class LFCM, 5.05% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.35% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.32% 1/3/15 (b)(e)	13,026,434	13,064,915
Series 2004-BBA3 Class E, 3.51% 6/15/17 (b)(e)	10,415,000	10,416,505
Series 2004-ESA Class A2, 3.14% 5/14/16 (b)(e)	6,565,000	6,579,836
Series 2004-HS2A:
Class E, 3.7% 1/14/16 (b)(e)	1,725,000	1,730,688
Class F, 3.85% 1/14/16 (b)(e)	1,125,000	1,128,707
Commercial Mortgage Securities - continued
	Principal Amount	Value
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 3.19% 2/15/12 (b)(e)	$ 24,300,000	$ 24,351,066
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.25% 12/12/13 (b)(e)	896,672	896,915
Class C, 3.6% 12/12/13 (b)(e)	1,793,345	1,795,183
COMM floater:
Series 2001-FL5A Class E, 4.31% 11/15/13 (b)(e)	3,205,357	3,204,320
Series 2002-FL6:
Class F, 4.26% 6/14/14 (b)(e)	11,163,000	11,206,816
Class G, 4.71% 6/14/14 (b)(e)	5,000,000	5,019,783
Series 2002-FL7 Class A2, 3.16% 11/15/14 (b)(e)	942,949	943,463
Series 2003-FL9 Class B, 3.31% 11/15/15 (b)(e)	12,999,016	13,032,192
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.11% 9/15/14 (b)(e)	3,570,000	3,574,564
Class G, 3.79% 9/15/14 (b)(e)	1,345,000	1,346,709
Class H, 3.89% 9/15/14 (b)(e)	1,430,000	1,431,815
Class J, 4.41% 9/15/14 (b)(e)	490,000	490,619
Class K, 4.81% 9/15/14 (b)(e)	770,000	770,969
Class L, 5.01% 9/15/14 (b)(e)	625,000	624,895
Series 2004-HTL1:
Class B, 3.26% 7/15/16 (b)(e)	501,320	501,818
Class D, 3.36% 7/15/16 (b)(e)	1,139,116	1,139,379
Class E, 3.56% 7/15/16 (b)(e)	815,391	815,837
Class F, 3.61% 7/15/16 (b)(e)	862,895	863,650
Class H, 4.11% 7/15/16 (b)(e)	2,501,991	2,504,810
Class J, 4.26% 7/15/16 (b)(e)	961,742	962,824
Class K, 5.16% 7/15/16 (b)(e)	1,082,578	1,082,413
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.08% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.12% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.16% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.22% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.26% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.4% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.47% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.7% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.18% 3/15/20 (b)(e)	4,590,000	4,590,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.56% 12/15/11 (b)(e)	$ 3,720,000	$ 3,689,310
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,687,238
Series 2003-TF2A Class A2, 3.13% 11/15/14 (b)(e)	9,500,000	9,507,807
Series 2004-FL1 Class B, 3.26% 5/15/14 (b)(e)	11,230,000	11,238,904
Series 2004-HC1:
Class A2, 3.31% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.56% 12/15/21 (b)(e)	3,835,000	3,834,992
Series 2004-TFL1:
Class A2, 3% 2/15/14 (b)(e)	7,005,000	7,008,907
Class E, 3.36% 2/15/14 (b)(e)	2,800,000	2,806,083
Class F, 3.41% 2/15/14 (b)(e)	2,325,000	2,330,868
Class G, 3.66% 2/15/14 (b)(e)	1,875,000	1,879,719
Class H, 3.91% 2/15/14 (b)(e)	1,400,000	1,406,304
Class J, 4.21% 2/15/14 (b)(e)	750,000	753,997
Series 2005-TFLA:
Class C, 3.05% 2/15/20 (b)(c)(e)	5,650,000	5,650,000
Class E, 3.14% 2/15/20 (b)(c)(e)	2,055,000	2,055,000
Class F, 3.19% 2/15/20 (b)(c)(e)	1,745,000	1,745,000
Class G, 3.33% 2/15/20 (b)(c)(e)	505,000	505,000
Class H, 3.56% 2/15/20 (b)(c)(e)	715,000	715,000
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	698,737	711,783
Series 2003-TFLA Class A2, 3.18% 4/15/13 (b)(e)	7,205,000	7,205,352
Series 2003-TFLA Class G, 3.3233% 4/15/13 (b)(e)	2,095,000	2,048,964
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.6213% 2/11/11 (b)(e)	500,000	499,353
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.9956% 7/5/18 (b)(e)	2,172,566	2,172,566
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.07% 5/28/20 (b)(e)	3,189,990	3,190,523
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.0213% 7/11/15 (b)(e)	1,232,313	1,233,147
Class H, 5.7713% 7/11/15 (b)(e)	12,525,233	12,583,952
Series 2003-LLFA:
Class A2, 3.19% 12/16/14 (b)(e)	11,700,000	11,714,139
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2003-LLFA: - continued
Class B, 3.4% 12/16/14 (b)(e)	$ 4,615,000	$ 4,632,447
Class C, 3.5% 12/16/14 (b)(e)	4,982,000	5,005,573
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.2956% 10/7/13 (b)(e)	3,489,876	3,492,152
Class D, 4.2656% 10/7/13 (b)(e)	1,172,220	1,173,360
Class F, 4.6856% 10/7/13 (b)(e)	6,431,229	6,325,299
Class G1, 5.4956% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 4.8956% 8/5/14 (b)(e)	7,794,782	7,794,762
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.61% 2/15/13 (b)(e)	10,495,000	10,429,507
Class D, 3.61% 2/15/13 (b)(e)	4,000,000	3,987,711
Series 2003-CDCA:
Class HEXB, 4.71% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 4.91% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.31% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(e)	4,345,000	4,423,296
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.15% 5/15/09 (b)(e)	18,000,000	18,015,840
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.33% 3/24/18 (b)(e)	7,861,169	7,861,169
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 2.99% 3/15/14 (b)(e)	3,510,000	3,512,434
Class E, 3.31% 3/15/14 (b)(e)	2,190,000	2,194,824
Class F, 3.36% 3/15/14 (b)(e)	1,755,000	1,758,774
Class G, 3.59% 3/15/14 (b)(e)	875,000	877,821
Series 2005-WL5A:
Class KHP1, 3.24% 1/15/18 (b)(c)(e)	1,745,000	1,745,000
Class KHP2, 3.44% 1/15/18 (b)(c)(e)	1,745,000	1,745,000
Class KHP3, 3.74% 1/15/18 (b)(c)(e)	2,060,000	2,060,000
Class KHP4, 3.84% 1/15/18 (b)(c)(e)	1,600,000	1,600,000
Class KHP5, 4.04% 1/15/18 (b)(c)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $433,328,311)		434,149,057
Master Notes - 0.4%
	Principal Amount	Value
General Motors Acceptance Corp. Mortgage Credit 0% 4/11/05 (h) (Cost $23,977,600)	$ 24,000,000	$ 23,928,312
Cash Equivalents - 21.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (i)	$ 813,122,871	813,058,000
With:
Goldman Sachs & Co. at 2.98%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $411,181,612, 1.87%- 4.5%, 6/25/33 - 8/10/42) (e)(g)	266,360,039	265,081,700
Morgan Stanley & Co. at 2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Commercial Paper Obligations with principal amounts of $393,683,597, 0.99%- 5.91%, 6/9/05 - 12/15/41)	235,019,322	235,000,000
TOTAL CASH EQUIVALENTS (Cost $1,313,058,000)		1,313,139,700
TOTAL INVESTMENT PORTFOLIO - 91.5% (Cost $5,478,564,659)		5,487,710,904
NET OTHER ASSETS - 8.5%		508,951,664
NET ASSETS - 100%		$ 5,996,662,568
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,233,713	$ (21,949)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,777,687	21,525
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,269,462	26,497
18 Eurodollar 90 Day Index Contracts	March 2006	17,802,900	6,985
4 Eurodollar 90 Day Index Contracts	June 2006	3,955,100	(1,966)
TOTAL EURODOLLAR CONTRACTS			31,092
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 119,016
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $588,890,844 or 9.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,993,250.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,928,312 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
General Motors Acceptance Corp. Mortgage Credit 0% 4/11/05	3/7/05	$ 23,928,320
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$813,058,000 due 4/1/05 at 2.87%
Banc of America Securities LLC.	$54,575,727
Bank of America, National Association	59,000,786
Barclays Capital Inc.	234,112,788
Bear Stearns & Co. Inc.	59,000,786
Countrywide Securities Corporation	59,000,786
Goldman Sachs & Co.	88,501,179
Morgan Stanley & Co. Incorporated.	67,113,394
UBS Securities LLC	191,752,554
$ 813,058,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $7,150,344 all of which will expire on September 30, 2011.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SIG-USAN-0505
1.792156.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 23, 2005